UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Shareholders

(a) The registrant’s Semiannual Report for the six-month period ended April 30, 2022, which was transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

CARILLON FAMILY OF FUNDS
Carillon Mutual Funds
Semiannual Report
for the six-month period ended April 30, 2022 (unaudited)
Equity Funds
Carillon ClariVest Capital Appreciation Fund Carillon ClariVest International Stock Fund Carillon Eagle Growth & Income Fund Carillon Eagle Mid Cap Growth Fund Carillon Eagle Small Cap Growth Fund Carillon ClariVest International Fund Carillon Scout Mid Cap Fund Carillon Scout Small Cap Fund
Fixed Income Funds
Carillon Reams Core Bond Fund Carillon Reams Core Plus Bond Fund Carillon Reams Unconstrained Bond Fund
880 Carillon Parkway | St. Petersburg, FL 33716 | 800.421.4184 | carillontower.com
Not FDIC insured May Lose Value No Bank Guarntee
Carillon Fund Distributors, Inc. , Member FINRA

Table of Contents

President’s Letter1
Investment Portfolios
Carillon ClariVest Capital Appreciation Fund2
Carillon ClariVest International Stock Fund3
Carillon Eagle Growth & Income Fund5
Carillon Eagle Mid Cap Growth Fund5
Carillon Eagle Small Cap Growth Fund7
Carillon ClariVest International Fund8
Carillon Scout Mid Cap Fund 10
Carillon Scout Small Cap Fund12
Carillon Reams Core Bond Fund14
Carillon Reams Core Plus Bond Fund17
Carillon Reams Unconstrained Bond Fund21

Statements of Assets and Liabilities25
Statements of Operations28
Statements of Changes in Net Assets 31
Financial Highlights34
Notes to Financial Statements44
Understanding Your Ongoing Costs59
Amendments to Investment Advisory and Subadvisory Agreements61
Principal Risks65

Visit carillontower.com/eDelivery to receive shareholder communications including prospectuses and fund reports with a service that helps protect the environment:

Environmentally friendly. Go green with eDelivery by reducing the number of trees used to produce paper.

Efficient. Stop waiting on regular mail. Your documents will be sent via email as soon as they are available.

Easy. Download and save files using your home computer with a few clicks of a mouse.

President’s Letter

Dear Shareholders:

I hope this letter finds you and your loved ones healthy. The semiannual report of the Carillon Family of Funds for the six-month period ended April 30, 2022, follows.

News headlines—including war in Ukraine; ongoing worldwide supply-chain issues; central banks trying to navigate inflation challenges; and new COVID-19 strains even with vaccination programs - appear to have weighed on global equity and fixed-income markets. Persistently elevated volatility coupled with inflationary and growth worries has weighed on investor sentiment, which hit the lowest levels since 2008. Despite these challenges, your fund family has continued to work efficiently and effectively on your behalf amid shifting market dynamics.

Beneath the surface, there has been increased dispersion between geographies, market capitalizations, and within individual sectors and industries. U.S. equities once again outperformed Europe and Asia while smaller market capitalization companies have continued to lag larger companies. Value stocks have also meaningfully outperformed growth stocks amid a backdrop of rising rates and an increased focus on valuation. However, all of these cross currents have created long-term opportunities for our investment management teams.

The pace of change continues to be rapid, reinforcing the need for investors to focus on long-term goals and plans. We see opportunity in the current market environment for our research-driven investment managers and their actively managed strategies. We believe that Carillon’s diverse array of funds, spanning small-cap, mid-cap, large-cap, and international equities, as well as fixed income, can help investors navigate current conditions and build toward long-term plans.

As with all investments, investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this report. Carefully consider the investment objectives, risks, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or carillontower.com or call your financial professional for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

We are grateful for your continued support of the Carillon Family of Funds and hope we can continue to be a partner in helping you achieve your financial goals.

Sincerely,

Susan Walzer

President

June 22, 2022

This commentary reflects the President’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at carillontower.com.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON CLARIVEST CAPITAL APPRECIATION FUND

COMMON STOCKS—98.9%	Shares	Value
Air freight & logistics—0.7%
GXO Logistics, Inc.*	20,634	$1,221,326
United Parcel Service, Inc., Class B	15,100	2,717,698

Automobiles—3.4%
Tesla, Inc.*	22,600	19,679,176

Beverages—0.5%
Keurig Dr Pepper, Inc.	75,100	2,808,740

Biotechnology—2.0%
AbbVie, Inc.	81,000	11,897,280

Building products—0.9%
Carrier Global Corp.	139,331	5,332,197

Capital markets—1.3%
Blackstone, Inc.	35,000	3,554,950
The Charles Schwab Corp.	63,500	4,211,955

Chemicals—1.8%
CF Industries Holdings, Inc.	44,900	4,347,667
Olin Corp.	111,700	6,411,580

Electrical equipment—0.5%
Generac Holdings, Inc.*	13,700	3,005,506

Electronic equipment, instruments & components—0.6%
Keysight Technologies, Inc.*	26,900	3,773,263

Entertainment—0.4%
Netflix, Inc.*	12,400	2,360,464

Equity real estate investment trusts (REITs)—0.5%
Public Storage	7,900	2,934,850

Food & staples retailing—3.6%
Costco Wholesale Corp.	14,400	7,656,768
The Kroger Co.	109,100	5,887,036
Wal-Mart, Inc.	49,000	7,496,510

Health care providers & services—4.5%
CVS Health Corp.	58,200	5,594,766
Laboratory Corp. of America Holdings*	11,700	2,811,276
McKesson Corp.	22,000	6,811,420
UnitedHealth Group, Inc.	22,300	11,340,665

Hotels, restaurants & leisure—0.5%
Expedia Group, Inc.*	17,500	3,058,125

Household durables—1.3%
Lennar Corp., Class A	51,800	3,962,182
PulteGroup, Inc.	83,300	3,478,608

Insurance—0.5%
MetLife, Inc.	48,300	3,172,344

Interactive media & services—6.8%
Alphabet, Inc., Class A*	6,514	14,866,186
Alphabet, Inc., Class C*	5,012	11,524,242
Meta Platforms, Inc., Class A*	67,500	13,531,725

Internet & direct marketing retail—4.3%
Amazon.com, Inc.*	10,150	25,229,144

IT services—6.9%
Accenture PLC, Class A	19,600	5,887,056
Akamai Technologies, Inc.*	35,100	3,941,028
Cloudflare, Inc., Class A*	37,900	3,264,706
Global Payments, Inc.	21,300	2,917,674
MasterCard, Inc., Class A	27,030	9,822,161
Paychex, Inc.	28,600	3,624,478
Snowflake, Inc., Class A*	10,500	1,800,120

COMMON STOCKS—98.9%	Shares	Value

IT services (cont'd)
Visa, Inc., Class A	43,000	$ 9,164,590
Life sciences tools & services—2.3%
Danaher Corp.	6,400	1,607,232
Thermo Fisher Scientific, Inc.	21,000	11,611,320

Machinery—1.1%
Cummins, Inc.	21,800	4,124,342
The Middleby Corp.*	13,800	2,123,682

Media—0.5%
Omnicom Group, Inc.	36,352	2,767,478

Metals & mining—0.4%
United States Steel Corp.	75,300	2,295,897

Multiline retail—1.6%
Target Corp.	40,200	9,191,730

Oil, gas & consumable fuels—1.1%
APA Corp.	44,500	1,821,385
Marathon Oil Corp.	195,400	4,869,368

Pharmaceuticals—2.4%
Bristol-Myers Squibb Co.	106,300	8,001,201
Pfizer, Inc.	120,500	5,912,935

Professional services—0.4%
ManpowerGroup, Inc.	22,500	2,029,500

Road & rail—0.9%
Old Dominion Freight Line, Inc.	11,700	3,277,404
XPO Logistics, Inc.*	34,800	1,871,892

Semiconductors & semiconductor equipment—10.1%
Advanced Micro Devices, Inc.*	57,800	4,943,056
Broadcom, Inc.	7,200	3,991,608
KLA Corp.	21,800	6,959,868
Lam Research Corp.	10,300	4,797,328
NVIDIA Corp.	108,300	20,086,401
ON Semiconductor Corp.*	52,200	2,720,142
Qorvo, Inc.*	36,300	4,130,214
QUALCOMM, Inc.	61,400	8,576,966
Texas Instruments, Inc.	18,100	3,081,525

Software—19.0%
Adobe, Inc.*	24,600	9,740,370
Cadence Design Systems, Inc.*	49,400	7,451,990
Crowdstrike Holdings, Inc., Class A*	12,800	2,544,128
Dropbox, Inc., Class A*	125,300	2,725,275
Fortinet, Inc.*	18,000	5,202,180
Microsoft Corp.	214,400	59,500,288
salesforce.com, Inc.*	38,100	6,703,314
SS&C Technologies Holdings, Inc.	77,400	5,004,684
Synopsys, Inc.*	42,300	12,131,217

Specialty retail—6.0%
Advance Auto Parts, Inc.	14,800	2,954,524
AutoNation, Inc.*	22,000	2,550,020
AutoZone, Inc.*	3,000	5,866,410
Dick’s Sporting Goods, Inc.(a)	80,000	7,713,600
Lowe’s Cos., Inc.	23,200	4,587,336
The Home Depot, Inc.	37,500	11,265,000

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON CLARIVEST CAPITAL APPRECIATION FUND (cont’d)

COMMON STOCKS—98.9%	Shares	Value
Technology hardware, storage & peripherals—11.0%
Apple, Inc.	390,964	$ 61,635,475
Western Digital Corp.*	47,100	2,499,597

Trading companies & distributors—1.1%
United Rentals, Inc.*	20,500	6,488,660
Total common stocks (cost $313,520,576)		578,456,004

MONEY MARKET FUNDS—0.7%
First American Government Obligations Fund— Class X, 0.22%#	4,084,628	4,084,628
Total money market funds (cost $4,084,628)		4,084,628

Total investment portfolio (cost $317,605,204)—99.6%		582,540,632

Other assets in excess of liabilities—0.4%		2,588,434

Total net assets—100.0%		$585,129,066

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $3,805,215 or 0.7% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Information technology	47.6%
Consumer discretionary	17.0%
Health care	11.2%
Communication services	7.7%
Industrials	5.5%
Consumer staples	4.1%
Materials	2.2%
Financials	1.9%
Energy	1.2%
Money market funds	0.7%
Real estate	0.5%

CARILLON CLARIVEST INTERNATIONAL STOCK FUND

COMMON STOCKS—95.9%	Shares	Value
Australia—5.0%
BlueScope Steel Ltd.	8,582	$121,998
Commonwealth Bank of Australia	4,800	348,880
National Australia Bank Ltd.	15,743	359,392
Perseus Mining Ltd.	106,024	147,535
Sonic Healthcare Ltd.	5,917	152,814
South32 Ltd.	125,499	417,953

Austria—0.3%
voestalpine AG	3,839	99,902

COMMON STOCKS—95.9%	Shares	Value
Belgium—0.6%
Anheuser-Busch InBev S.A./N.V.	2,129	$ 122,502
UCB S.A.	661	75,138

Canada—1.1%
Loblaw Cos Ltd.	1,800	164,650
Nutrien Ltd.	1,800	176,883

Denmark—4.1%
AP Moeller-Maersk A/S, Class B	175	506,490
Danske Bank A/S	5,251	80,544
Novo Nordisk A/S, Class B	5,390	615,680
Pandora A/S	649	56,986

Finland—2.3%
Nokia Oyj*	41,726	211,554
Nordea Bank Abp	51,092	509,392

France—9.3%
Capgemini S.A.	1,398	284,604
Cie de Saint-Gobain	5,952	347,230
Eiffage S.A.	2,489	245,786
LVMH Moet Hennessy Louis Vuitton SE	855	553,302
Pernod Ricard S.A.	1,564	322,786
Publicis Groupe S.A.	1,549	92,997
Rexel S.A.*	4,715	96,586
Sanofi	4,027	425,635
Sartorius Stedim Biotech	292	95,551
TotalEnergies SE	6,219	305,372
Veolia Environnement S.A.	4,435	129,398

Germany—7.0%
Bayer AG	2,778	182,990
Bayerische Motoren Werke AG	2,546	207,921
Brenntag SE	1,032	79,633
Deutsche Post AG	8,666	370,234
Deutsche Telekom AG	18,996	349,929
HeidelbergCement AG	1,342	77,309
Infineon Technologies AG	7,769	220,510
Mercedes-Benz Group AG	3,425	239,070
Merck KGaA	2,451	454,729

Hong Kong—2.0%
ASM Pacific Technology Ltd.	10,400	104,809
CK Hutchison Holdings Ltd.	43,500	305,280
Pacific Basin Shipping Ltd.	479,000	219,770

Ireland—0.3%
James Hardie Industries PLC, CDI	2,974	85,735

Israel—0.6%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	21,000	182,910

Italy—1.4%
Enel SpA	16,501	107,304
Eni SpA	12,489	174,581
Leonardo SpA*	13,741	141,414

Japan—24.9%
Canon, Inc.	21,800	501,600
Cosmo Energy Holdings Co. Ltd.	2,800	69,564
Electric Power Development Co. Ltd.	7,200	98,660
FUJIFILM Holdings Corp.	8,800	483,747
Fujitsu Ltd.	2,000	302,298
Honda Motor Co. Ltd.	7,700	202,537
Ibiden Co. Ltd.	2,700	100,904

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON CLARIVEST INTERNATIONAL STOCK FUND (cont’d)

COMMON STOCKS—95.9%	Shares	Value
Japan (cont'd)
Inpex Corp.	7,100	$ 84,477
ITOCHU Corp.	16,200	488,932
Japan Tobacco, Inc.	12,400	210,946
Marubeni Corp.	31,200	340,568
Mitsubishi Corp.	9,100	305,537
Mitsubishi UFJ Financial Group, Inc.	51,600	299,970
Mitsui & Co. Ltd.	5,700	138,030
Mizuho Financial Group, Inc.	7,980	96,899
Murata Manufacturing Co. Ltd.	3,600	214,587
Nippon Telegraph & Telephone Corp.	24,000	707,265
Nippon Yusen KK	5,500	396,792
Nomura Holdings, Inc.	31,200	120,134
Olympus Corp.	6,400	112,647
Ono Pharmaceutical Co. Ltd.	5,300	136,160
Sekisui House Ltd.	12,700	220,573
Seven & i Holdings Co. Ltd.	7,600	336,049
SoftBank Group Corp.	2,000	82,261
Sony Group Corp.	3,200	276,164
Sumitomo Corp.	23,700	375,020
Tokyo Electron Ltd.	800	337,557
Toyota Motor Corp.	41,200	705,909

Netherlands—6.1%
Aegon N.V.	24,793	128,544
Akzo Nobel N.V.	1,087	94,294
ASML Holding N.V.	842	477,868
ASR Nederland N.V.	1,700	77,263
Koninklijke Ahold Delhaize N.V.	11,446	337,612
NN Group N.V.	5,052	247,456
Signify N.V.	3,054	129,208
Stellantis N.V.	8,526	114,467
STMicroelectronics N.V.	7,655	282,831

Norway—0.9%
Equinor ASA	6,284	212,396
Norsk Hydro ASA	9,221	77,434

Singapore—1.3%
DBS Group Holdings Ltd.	8,300	201,364
Yangzijiang Financial Holding Pte Ltd.*	204,700	80,669
Yangzijiang Shipbuilding Holdings Ltd.	204,700	133,551

Spain—3.5%
Banco Bilbao Vizcaya Argentaria S.A.	17,062	89,529
Banco Santander S.A.	106,796	312,096
Iberdrola S.A.	23,938	275,067
Repsol S.A.	18,094	269,925
Telefonica S.A.	27,102	131,842

Sweden—0.8%
SSAB AB, Class B	40,595	238,724

Switzerland—7.5%
Alcon, Inc.	5,708	407,556
Cie Financiere Richemont S.A.	470	54,610
Julius Baer Group Ltd.	2,902	138,680
Nestle S.A.	1,768	228,238
Novartis AG	2,527	223,309
Roche Holding AG	1,534	568,829
Sonova Holding AG	805	290,304
UBS Group AG	25,104	426,182

COMMON STOCKS—95.9%	Shares	Value
United Kingdom—16.9%
3i Group PLC	21,134	$345,863
Anglo American PLC	2,716	120,294
Ashtead Group PLC	2,067	106,879
AstraZeneca PLC	3,462	461,974
BAE Systems PLC	12,254	113,186
Barclays PLC	104,441	191,978
Bellway PLC	2,069	62,840
BP PLC	32,984	159,240
British American Tobacco PLC	7,894	330,856
Coca-Cola Europacific Partners PLC	5,536	276,523
Diageo PLC	12,408	619,021
Ferguson PLC	1,616	202,726
GlaxoSmithKline PLC	19,167	432,074
Imperial Brands PLC	15,658	325,930
Kingfisher PLC	32,906	103,771
Lloyds Banking Group PLC	212,814	120,871
Redrow PLC	10,045	65,848
Rio Tinto PLC	3,573	252,455
Shell PLC	9,806	263,251
SSE PLC	15,457	359,002
Standard Chartered PLC	18,760	128,249
Vodafone Group PLC	145,586	220,411
Total common stocks (cost $30,614,975)		29,830,545

PREFERRED STOCKS—0.8%
Germany—0.8%
Volkswagen AG	1,636	253,362
Total preferred stocks (cost $305,289)		253,362

EXCHANGE TRADED FUNDS—1.0%
United States—1.0%
iShares MSCI EAFE ETF	4,400	302,016
Total exchange traded funds (cost $330,535)		302,016

Total investment portfolio (cost $31,250,799)—97.7%		30,385,923

Other assets in excess of liabilities—2.3%		727,929

Total net assets—100.0%		$31,113,852

* Non-income producing security

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

CDI—CHESS Depositary Interests

Sector allocation

Sector	Percent of net assets
Industrials	16.2%
Health care	15.5%
Financials	13.8%
Information technology	11.3%
Consumer staples	10.5%
Consumer discretionary	10.0%
Materials	6.2%
Communication services	5.1%
Energy	5.0%
Utilities	3.1%
Exchange traded funds	1.0%

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON EAGLE GROWTH & INCOME FUND

COMMON STOCKS—97.3%	Shares	Value
Aerospace & defense—3.3%
Raytheon Technologies Corp.	325,245	$30,869,003

Air freight & logistics—1.4%
United Parcel Service, Inc.—Class B	71,929	12,945,781

Banks—5.9%
JPMorgan Chase & Co.	139,082	16,600,828
The PNC Financial Services Group, Inc.	131,188	21,790,327
Truist Financial Corp.	349,658	16,905,964

Beverages—6.4%
PepsiCo, Inc.	150,146	25,781,570
The Coca-Cola Co.	531,660	34,350,552

Biotechnology—2.5%
AbbVie, Inc.	159,231	23,387,849

Capital markets—4.2%
BlackRock, Inc.	32,109	20,057,850
CME Group, Inc.	85,880	18,836,919

Chemicals—2.4%
Eastman Chemical Co.	222,914	22,886,580

Communications equipment—3.1%
Cisco Systems, Inc.	598,415	29,310,367

Electric utilities—3.1%
NextEra Energy, Inc.	414,659	29,449,082

Electrical equipment—3.4%
Eaton Corp. PLC	138,726	20,118,045
Rockwell Automation, Inc.	46,526	11,755,724

Electronic equipment, instruments & components—1.7%
TE Connectivity Ltd.	128,997	16,096,246

Equity real estate investment trusts (REITs)—5.3%
Crown Castle International Corp.	112,143	20,770,005
Prologis, Inc.	183,237	29,371,059

Food products—2.1%
Mondelez International, Inc.—Class A	302,366	19,496,560

Health care equipment & supplies—5.6%
Abbott Laboratories	83,985	9,532,298
Baxter International, Inc.	280,504	19,932,614
Medtronic PLC	220,701	23,032,356

Health care providers & services—2.3%
UnitedHealth Group, Inc.	41,720	21,216,706

Hotels, restaurants & leisure—2.7%
McDonald’s Corp.	102,891	25,636,322

Household products—2.3%
The Procter & Gamble Co.	133,261	21,395,054

Industrial conglomerates—1.5%
Honeywell International, Inc.	71,845	13,902,726

Insurance—1.9%
The Allstate Corp.	143,454	18,152,669

IT services—3.2%
Automatic Data Processing, Inc.	137,272	29,950,005

Media—1.8%
Comcast Corp., Class A	414,761	16,490,897

COMMON STOCKS—97.3%	Shares	Value

Multiline retail—2.7%
Target Corp.	110,905	$ 25,358,428

Multi-utilities—2.1%
Dominion Energy, Inc.	242,303	19,781,617

Oil, gas & consumable fuels—4.1%
Chevron Corp.	246,961	38,691,380

Pharmaceuticals—6.1%
AstraZeneca PLC, Sponsored ADR	413,228	27,438,339
Merck & Co., Inc.	330,370	29,300,515

Road & rail—1.7%
Union Pacific Corp.	69,650	16,318,299

Semiconductors & semiconductor equipment—7.5%
Broadcom, Inc.	69,457	38,506,266
Texas Instruments, Inc.	187,613	31,941,113

Software—4.3%
Microsoft Corp.	143,908	39,937,348

Specialty retail—2.7%
The Home Depot, Inc.	82,879	24,896,852
Total common stocks (cost $617,775,598)		912,192,115

Total investment portfolio (cost $617,775,598)—97.3%		912,192,115

Other assets in excess of liabilities—2.7%		25,679,422

Total net assets—100.0%		$937,871,537

ADR—American Depositary Receipt

Sector allocation

Sector	Percent of net assets
Information technology	19.8%
Health care	16.4%
Financials	12.0%
Industrials	11.3%
Consumer staples	10.8%
Consumer discretionary	8.1%
Real estate	5.3%
Utilities	5.3%
Energy	4.1%
Materials	2.4%
Communication services	1.8%

CARILLON EAGLE MID CAP GROWTH FUND

COMMON STOCKS—98.6%	Shares	Value
Aerospace & defense—1.0%
L3Harris Technologies, Inc.	287,544	$66,784,969

Auto components—0.8%
Aptiv PLC*	475,627	50,606,713

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.6%	Shares	Value
Beverages—1.9%
Celsius Holdings, Inc.*	577,749	$ 30,042,948
Constellation Brands, Inc., Class A	156,992	38,634,161
Monster Beverage Corp.*	605,311	51,863,047

Biotechnology—3.2%
Alnylam Pharmaceuticals, Inc.*	201,572	26,895,752
Exact Sciences Corp.*	268,380	14,774,319
Horizon Therapeutics PLC*	820,758	80,893,908
Mirati Therapeutics, Inc.*	205,283	12,684,436
Moderna, Inc.*	116,290	15,630,539
Seagen, Inc.*	398,459	52,202,114

Building products—1.2%
Fortune Brands Home & Security, Inc.	1,108,717	78,996,086

Capital markets—6.6%
LPL Financial Holdings, Inc.	1,096,290	205,960,002
MarketAxess Holdings, Inc.	199,407	52,565,679
Moody’s Corp.	220,949	69,925,940
MSCI, Inc.	224,575	94,602,219

Chemicals—3.0%
Albemarle Corp.	505,903	97,553,276
Corteva, Inc.	1,668,187	96,237,708

Commercial services & supplies—5.2%
IAA, Inc.*	1,057,789	38,767,967
Ritchie Bros Auctioneers, Inc.	1,641,456	90,427,811
Waste Connections, Inc.	1,471,284	202,993,053

Construction materials—1.6%
Martin Marietta Materials, Inc.	294,663	104,375,528

Containers & packaging—0.9%
Ball Corp.	700,106	56,820,603

Distributors—1.3%
Pool Corp.	208,225	84,376,934

Electrical equipment—1.0%
Generac Holdings, Inc.*	296,940	65,142,697

Electronic equipment, instruments & components—2.8%
Cognex Corp.	1,482,358	100,251,871
Keysight Technologies, Inc.*	559,725	78,512,626

Energy equipment & services—2.1%
Baker Hughes Co.	4,401,458	136,533,227

Entertainment—0.8%
Take-Two Interactive Software, Inc.*	444,655	53,140,719

Equity real estate investment trusts (REITs)—2.3%
SBA Communications Corp.	413,625	143,573,374

Health care equipment & supplies—3.2%
DexCom, Inc.*	49,730	20,318,684
IDEXX Laboratories, Inc.*	152,763	65,761,416
Insulet Corp.*	183,441	43,840,565
ResMed, Inc.	359,922	71,973,602

Health care providers & services—3.1%
Amedisys, Inc.*	176,537	22,534,948
McKesson Corp.	263,432	81,561,181
Molina Healthcare, Inc.*	299,059	93,740,044

Health care technology—0.5%
Veeva Systems, Inc., Class A*	162,239	29,519,386

Hotels, restaurants & leisure—6.6%
Caesars Entertainment, Inc.*	1,116,776	74,019,913

COMMON STOCKS—98.6%	Shares	Value

Hotels, restaurants & leisure (cont'd)
Chipotle Mexican Grill, Inc.*	70,317	$ 102,354,129
Expedia Group, Inc.*	341,327	59,646,893
Hyatt Hotels Corp., Class A*	664,731	63,122,856
MGM Resorts International	1,193,174	48,967,861
Planet Fitness, Inc., Class A*	510,867	40,884,686
Vail Resorts, Inc.	118,858	30,208,949

Interactive media & services—0.3%
Bumble, Inc., Class A*	826,159	19,819,554

IT services—2.8%
FleetCor Technologies, Inc.*	473,581	118,167,931
Global Payments, Inc.	449,830	61,617,714

Life sciences tools & services—5.3%
Agilent Technologies, Inc.	599,082	71,452,510
Avantor, Inc.*	2,837,774	90,468,235
Bio-Techne Corp.	93,967	35,678,330
Charles River Laboratories International, Inc.*	118,384	28,590,920
Repligen Corp.*	215,045	33,813,676
West Pharmaceutical Services, Inc.	243,915	76,847,860

Machinery—1.3%
Westinghouse Air Brake Technologies Corp.	905,909	81,450,278

Pharmaceuticals—1.1%
Zoetis, Inc.	382,676	67,829,321

Professional services—2.9%
Booz Allen Hamilton Holding Corp.	665,315	54,309,664
Clarivate PLC*	2,059,050	32,285,904
TransUnion	1,135,885	99,412,655

Road & rail—1.6%
Old Dominion Freight Line, Inc.	365,439	102,366,773

Semiconductors & semiconductor equipment—6.0%
Advanced Micro Devices, Inc.*	572,475	48,958,062
Enphase Energy, Inc.*	379,301	61,219,182
Entegris, Inc.	563,703	62,790,877
Marvell Technology, Inc.	1,712,605	99,468,098
Microchip Technology, Inc.	420,058	27,387,782
Monolithic Power Systems, Inc.	205,934	80,775,552

Software—19.3%
Bill.com Holdings, Inc.*	162,270	27,701,112
Crowdstrike Holdings, Inc., Class A*	944,784	187,785,268
DocuSign, Inc.*	589,852	47,778,012
Elastic N.V.*	375,071	28,557,906
Fair Isaac Corp.*	92,712	34,628,859
Five9, Inc.*	530,893	58,451,319
Palo Alto Networks, Inc.*	119,178	66,892,228
Paycom Software, Inc.*	202,832	57,091,123
PTC, Inc.*	456,974	52,191,001
Qualtrics International, Inc., Class A*	1,592,597	29,526,748
RingCentral, Inc., Class A*	539,261	45,756,296
ServiceNow, Inc.*	100,622	48,107,378
Splunk, Inc.*	670,505	81,815,020
Synopsys, Inc.*	688,709	197,514,854
Tyler Technologies, Inc.*	383,753	151,471,147
Workday, Inc., Class A*	228,683	47,268,776
Zendesk, Inc.*	585,812	71,492,496

Specialty retail—4.2%
AutoZone, Inc.*	71,041	138,918,544
Floor & Decor Holdings, Inc., Class A*	440,549	35,120,567
Ulta Beauty, Inc.*	238,575	94,666,560

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON EAGLE MID CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.6%	Shares	Value
Textiles, apparel & luxury goods—1.3%
Lululemon Athletica, Inc.*	224,734	$ 79,697,418

Trading companies & distributors—3.4%
United Rentals, Inc.*	302,220	95,658,674
W.W. Grainger, Inc.	235,957	117,985,579
Total common stocks (cost $4,398,021,142)		6,291,013,102

Total investment portfolio (cost $4,398,021,142)—98.6%		6,291,013,102

Other assets in excess of liabilities—1.4%		86,892,587

Total net assets—100.0%		$6,377,905,689

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Information technology	30.9%
Industrials	17.7%
Health care	16.3%
Consumer discretionary	14.2%
Financials	6.6%
Materials	5.6%
Real estate	2.2%
Energy	2.1%
Consumer staples	1.9%
Communication services	1.1%

CARILLON EAGLE SMALL CAP GROWTH FUND

COMMON STOCKS—98.4%	Shares	Value
Aerospace & defense—2.7%
AeroVironment, Inc.*	45,700	$3,670,624
Woodward, Inc.	292,957	32,365,889

Banks—0.9%
First Financial Bankshares, Inc.	300,750	12,023,985

Beverages—1.1%
Celsius Holdings, Inc.*	276,204	14,362,608

Biotechnology—10.0%
Aldeyra Therapeutics, Inc.*	830,888	2,550,826
Alkermes PLC*	185,618	5,355,079
Arrowhead Pharmaceuticals, Inc.*	298,814	12,284,244
Biohaven Pharmaceutical Holding Co., Ltd.*	161,375	14,389,809
Blueprint Medicines Corp.*	82,185	4,795,495
CareDx, Inc.*	138,438	4,214,053
Cytokinetics, Inc.*	184,446	7,353,862
Denali Therapeutics, Inc.*	146,587	3,488,771
Fate Therapeutics, Inc.*	116,600	3,330,096
Halozyme Therapeutics, Inc.*	691,558	27,593,164
Horizon Therapeutics PLC*	110,249	10,866,141
Insmed, Inc.*	319,832	7,026,709
Intellia Therapeutics, Inc.*	89,480	4,387,204

COMMON STOCKS—98.4%	Shares	Value

Biotechnology (cont'd)
Karuna Therapeutics, Inc.*	61,832	$ 6,891,795
Kura Oncology, Inc.*	432,017	6,199,444
TG Therapeutics, Inc.*	491,296	3,409,594
Turning Point Therapeutics, Inc.*	166,131	4,890,897
Verastem, Inc.*	3,446,517	4,894,054

Building products—1.3%
Trex Co., Inc.*	133,878	7,790,361
Zurn Water Solutions Corp.	307,015	9,585,008

Capital markets—3.5%
LPL Financial Holdings, Inc.	106,616	20,029,948
PJT Partners, Inc., Class A	396,623	26,173,152

Chemicals—3.2%
Quaker Houghton	262,963	42,786,710

Commercial services & supplies—5.6%
Casella Waste Systems, Inc., Class A*	125,000	10,280,000
IAA, Inc.*	398,391	14,601,030
MSA Safety, Inc.	147,800	17,837,982
Ritchie Bros Auctioneers, Inc.	573,368	31,586,843

Communications equipment—0.9%
Lumentum Holdings, Inc.*	147,742	11,998,128

Construction materials—2.1%
Summit Materials, Inc., Class A*	1,035,334	28,782,285

Consumer finance—0.8%
FirstCash Holdings, Inc.	133,840	10,677,755

Electrical equipment—1.0%
Thermon Group Holdings, Inc.*	878,545	13,178,175

Electronic equipment, instruments & components—2.8%
Cognex Corp.	200,787	13,579,225
II-VI, Inc.*	393,888	24,109,884

Equity real estate investment trusts (REITs)—1.5%
EastGroup Properties, Inc.	107,421	20,141,438

Food & staples retailing—0.9%
Casey’s General Stores, Inc.	59,950	12,067,935

Food products—2.7%
The Simply Good Foods Co.*	871,603	36,302,265

Health care equipment & supplies—6.0%
AtriCure, Inc.*	236,478	12,280,303
CONMED Corp.	149,123	19,827,394
Enovis Corp.*	79,841	5,179,286
Inari Medical, Inc.*	58,013	4,681,649
Merit Medical Systems, Inc.*	374,751	23,238,309
NuVasive, Inc.*	75,841	3,901,261
Shockwave Medical, Inc.*	45,465	6,871,125
STAAR Surgical Co.*	82,009	4,681,894

Health care providers & services—4.0%
AMN Healthcare Services, Inc.*	66,382	6,488,841
Owens & Minor, Inc.	277,047	9,832,398
Progyny, Inc.*	188,570	7,250,517
Tenet Healthcare Corp.*	134,644	9,763,036
The Ensign Group, Inc.	257,210	20,661,679

Health care technology—1.7%
Evolent Health, Inc., Class A*	392,745	10,808,342

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON EAGLE SMALL CAP GROWTH FUND (cont’d)

COMMON STOCKS—98.4%	Shares	Value

Health care technology (cont'd)
Inspire Medical Systems, Inc.*	30,319	$ 6,238,437
Omnicell, Inc.*	48,868	5,334,920

Hotels, restaurants & leisure—7.4%
Everi Holdings, Inc.*	2,074,863	36,019,622
Planet Fitness, Inc., Class A*	146,260	11,705,188
Red Rock Resorts, Inc., Class A	385,301	16,937,832
SeaWorld Entertainment, Inc.*	171,405	11,559,553
Wingstop, Inc.	148,593	13,634,894
Xponential Fitness, Inc., Class A*	422,691	8,758,157

Household durables—1.4%
Universal Electronics, Inc.*(a)	649,812	19,169,454

Insurance—1.4%
Kinsale Capital Group, Inc.	83,818	18,581,612

Interactive media & services—0.8%
Bumble, Inc., Class A*	464,677	11,147,601

IT services—1.9%
EVO Payments, Inc., Class A*	770,612	17,361,888
TaskUS, Inc., Class A*	280,482	8,103,125

Life sciences tools & services—0.5%
Medpace Holdings, Inc.*	46,136	6,162,386

Machinery—4.5%
Chart Industries, Inc.*	216,361	36,526,064
Esab Corp.*	165,091	7,759,277
John Bean Technologies Corp.	136,974	16,147,865

Media—0.5%
TechTarget, Inc.*	93,464	6,291,062

Oil, gas & consumable fuels—3.5%
Viper Energy Partners LP	1,616,276	46,435,609

Personal products—0.7%
The Beauty Health Co.*	709,612	9,295,917

Pharmaceuticals—0.6%
Arvinas, Inc.*	141,245	7,764,238

Road & rail—3.1%
Landstar System, Inc.	270,711	41,933,134

Semiconductors & semiconductor equipment—7.0%
Entegris, Inc.	174,292	19,414,386
Lattice Semiconductor Corp.*	397,775	19,109,111
MaxLinear, Inc.*	180,196	8,625,982
Silicon Laboratories, Inc.*	251,882	33,981,401
Synaptics, Inc.*	85,185	12,644,861

Software—7.5%
Asana, Inc., Class A*	321,165	8,607,222
Digital Turbine, Inc.*	193,950	6,138,517
Pegasystems, Inc.	224,639	17,205,101
PROS Holdings, Inc.*	419,603	11,719,512
Q2 Holdings, Inc.*	263,190	13,614,819
Rapid7, Inc.*	143,755	13,731,478
Smartsheet, Inc., Class A*	243,023	11,745,302
Sprout Social, Inc., Class A*	283,494	17,372,512

Specialty retail—4.3%
American Eagle Outfitters, Inc.	681,785	10,301,772
Boot Barn Holdings, Inc.*	167,722	15,105,043

COMMON STOCKS—98.4%	Shares	Value

Specialty retail (cont'd)
Floor & Decor Holdings, Inc., Class A*	106,521	$ 8,491,854
MarineMax, Inc.*	567,465	23,220,668

Trading companies & distributors—0.6%
Herc Holdings, Inc.	58,007	7,414,455
Total common stocks (cost $1,068,106,205)		1,314,630,332

Total investment portfolio (cost $1,068,106,205)—98.4%		1,314,630,332

Other assets in excess of liabilities—1.6%		22,006,983

Total net assets—100.0%		$1,336,637,315

* Non-income producing security

(a) Affiliated issuer. See Note 4 in the Notes to Financial Statements.

Sector allocation

Sector	Percent of net assets
Health care	22.8%
Information technology	20.1%
Industrials	18.8%
Consumer discretionary	13.1%
Financials	6.5%
Consumer staples	5.4%
Materials	5.4%
Energy	3.5%
Real estate	1.5%
Communication services	1.3%

CARILLION CLARIVEST INTERNATIONAL FUND

COMMON STOCKS—97.8%	Shares	Value

Australia—5.1%
BlueScope Steel Ltd.	113,936	$1,619,666
Commonwealth Bank of Australia	62,431	4,537,698
National Australia Bank Ltd.	204,788	4,675,036
Perseus Mining Ltd.	1,402,491	1,951,602
Sonic Healthcare Ltd.	78,326	2,022,863
South32 Ltd.	1,628,665	5,423,997

Austria—0.3%
voestalpine AG	51,547	1,341,404

Belgium—0.7%
Anheuser-Busch InBev S.A./N.V.	28,335	1,630,386
UCB S.A.	8,818	1,002,368

Canada—1.2%
Loblaw Cos Ltd.	24,300	2,222,779
Nutrien Ltd.	24,400	2,397,739

Denmark—4.1%
AP Moeller-Maersk A/S, Class B	2,250	6,512,011
Danske Bank A/S	70,782	1,085,715

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLION CLARIVEST INTERNATIONAL FUND (cont’d)

COMMON STOCKS—97.8%	Shares	Value

Denmark (cont'd)
Novo Nordisk A/S, Class B	69,818	$ 7,975,051
Pandora A/S	8,690	763,038

Finland—2.3%
Nokia Oyj*	547,686	2,776,813
Nordea Bank Abp	662,486	6,605,041

France—9.5%
Capgemini SE	18,244	3,714,105
Cie de Saint-Gobain	77,562	4,524,838
Eiffage S.A.	32,581	3,217,340
LVMH Moet Hennessy Louis Vuitton SE	11,068	7,162,510
Pernod Ricard S.A.	20,404	4,211,074
Publicis Groupe S.A.	20,905	1,255,070
Rexel S.A.*	63,521	1,301,209
Sanofi	52,312	5,529,126
Sartorius Stedim Biotech	3,921	1,283,068
TotalEnergies SE	81,114	3,982,948
Veolia Environnement S.A.	59,020	1,722,005

Germany—7.2%
Bayer AG	36,502	2,404,431
Bayerische Motoren Werke AG	33,402	2,727,807
Brenntag SE	13,885	1,071,417
Deutsche Post AG	112,719	4,815,648
Deutsche Telekom AG	247,390	4,557,221
HeidelbergCement AG	18,088	1,042,005
Infineon Technologies AG	101,849	2,890,809
Mercedes-Benz Group AG	44,881	3,132,755
Merck KGaA	31,803	5,900,342

Hong Kong—2.1%
ASM Pacific Technology Ltd.	140,100	1,411,898
CK Hutchison Holdings Ltd.	566,000	3,972,147
Pacific Basin Shipping Ltd.	6,256,000	2,870,319

Ireland—0.3%
James Hardie Industries PLC, CDI	40,097	1,155,925

Israel—0.6%
Teva Pharmaceutical Industries Ltd., Sponsored ADR*	276,000	2,403,960

Italy—1.4%
Enel SpA	220,980	1,437,013
Eni SpA	164,422	2,298,426
Leonardo SpA*	182,131	1,874,384

Japan—25.3%
Canon, Inc.	281,700	6,481,682
Cosmo Energy Holdings Co. Ltd.	36,800	914,273
Electric Power Development Co. Ltd.	96,600	1,323,692
FUJIFILM Holdings Corp.	113,200	6,222,746
Fujitsu Ltd.	26,900	4,065,912
Honda Motor Co. Ltd.	100,500	2,643,507
Ibiden Co. Ltd.	35,400	1,322,964
Inpex Corp.	96,100	1,143,414
ITOCHU Corp.	209,500	6,322,915
Japan Tobacco, Inc.	162,800	2,769,521
Marubeni Corp.	406,200	4,433,926
Mitsubishi Corp.	117,500	3,945,124
Mitsubishi UFJ Financial Group, Inc.	672,300	3,908,333
Mitsui & Co. Ltd.	74,500	1,804,078
Mizuho Financial Group, Inc.	107,300	1,302,913

COMMON STOCKS—97.8%	Shares	Value

Japan (cont'd)
Murata Manufacturing Co. Ltd.	46,700	$ 2,783,670
Nippon Telegraph & Telephone Corp.	310,000	9,135,502
Nippon Yusen KK	72,400	5,223,225
Nomura Holdings, Inc.	416,100	1,602,175
Olympus Corp.	86,300	1,518,977
Ono Pharmaceutical Co. Ltd.	70,800	1,818,891
Sekisui House Ltd.	167,000	2,900,446
Seven & i Holdings Co. Ltd.	99,100	4,381,897
SoftBank Group Corp.	26,900	1,106,404
Sony Group Corp.	42,500	3,667,796
Sumitomo Corp.	308,500	4,881,594
Tokyo Electron Ltd.	9,872	4,165,458
Toyota Motor Corp.	533,600	9,142,548

Netherlands—6.2%
Aegon N.V.	329,141	1,706,496
Akzo Nobel N.V.	14,649	1,270,752
ASML Holding N.V.	10,884	6,177,104
ASR Nederland N.V.	22,787	1,035,641
Koninklijke Ahold Delhaize N.V.	149,065	4,396,828
NN Group N.V.	66,097	3,237,544
Signify N.V.	40,691	1,721,542
Stellantis N.V.	113,710	1,526,635
STMicroelectronics N.V.	100,000	3,694,724

Norway—1.0%
Equinor ASA	82,317	2,782,280
Norsk Hydro ASA	124,315	1,043,939

Singapore—1.4%
DBS Group Holdings Ltd.	109,000	2,644,409
Yangzijiang Financial Holding Pte Ltd.*	2,682,100	1,056,976
Yangzijiang Shipbuilding Holdings Ltd.	2,682,100	1,749,865

Spain—3.5%
Banco Bilbao Vizcaya Argentaria S.A.	230,094	1,207,364
Banco Santander S.A.	1,390,222	4,062,726
Iberdrola S.A.	312,964	3,596,215
Repsol S.A.	236,626	3,529,969
Telefonica S.A.	359,500	1,748,843

Sweden—0.8%
SSAB AB	531,480	3,125,435

Switzerland—7.6%
Alcon, Inc.	74,108	5,291,376
Cie Financiere Richemont S.A.	6,426	746,642
Julius Baer Group Ltd.	38,455	1,837,681
Nestle S.A.	23,179	2,992,272
Novartis AG	33,140	2,928,559
Roche Holding AG	19,872	7,368,817
Sonova Holding AG	10,502	3,787,296
UBS Group AG	326,070	5,535,573

United Kingdom—17.2%
3i Group PLC	275,060	4,501,425
Anglo American PLC	35,978	1,593,502
Ashtead Group PLC	27,529	1,423,449
AstraZeneca PLC	44,909	5,992,714
BAE Systems PLC	163,482	1,510,028
Barclays PLC	1,373,731	2,525,115
Bellway PLC	27,783	843,833

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON CLARIVEST INTERNATIONAL FUND (cont’d)

COMMON STOCKS—97.8%	Shares	Value

United Kingdom (cont'd)
BP PLC	435,335	$ 2,101,709
British American Tobacco PLC	102,840	4,310,266
Coca-Cola Europacific Partners PLC	71,300	3,561,435
Diageo PLC	160,675	8,015,892
Ferguson PLC	21,216	2,661,531
GlaxoSmithKline PLC	248,974	5,612,517
Imperial Brands PLC	203,995	4,246,265
Kingfisher PLC	440,501	1,389,152
Lloyds Banking Group PLC	2,836,798	1,611,199
Redrow PLC	134,855	884,015
Rio Tinto PLC	46,678	3,298,089
Shell PLC	128,112	3,439,282
SSE PLC	201,264	4,674,524
Standard Chartered PLC	250,122	1,709,915
Vodafone Group PLC	1,906,556	2,886,450
Total common stocks (cost $392,022,299)		389,942,400

PREFERRED STOCKS—0.8%
Germany—0.8%
Volkswagen AG	21,391	3,312,756
Total preferred stocks (cost $2,490,127)		3,312,756

Total investment portfolio (cost $394,512,426)—98.6%		393,255,156

Other assets in excess of liabilities—1.4%		5,619,487

Total net assets—100.0%		$398,874,643

CDI—CHESS Depositary Interests

ADR—American Depositary Receipt

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Industrials	16.5%
Health care	15.8%
Financials	14.1%
Information technology	11.5%
Consumer staples	10.7%
Consumer discretionary	10.2%
Materials	6.3%
Communication services	5.2%
Energy	5.1%
Utilities	3.2%

CARILLON SCOUT MID CAP FUND

COMMON STOCKS—94.2%	Shares	Value
Aerospace & defense—2.6%
BWX Technologies, Inc.	320,009	$16,614,867
Hexcel Corp.	165,413	8,991,851

COMMON STOCKS—94.2%	Shares	Value

Aerospace & defense (cont'd)
Huntington Ingalls Industries, Inc.	161,649	$ 34,389,208
L3Harris Technologies, Inc.	104,457	24,261,183
Textron, Inc.	421,653	29,199,470

Airlines—2.4%
Delta Air Lines, Inc.*	723,365	31,126,396
Southwest Airlines Co.*	1,593,978	74,470,652

Automobiles—0.4%
Thor Industries, Inc.	225,134	17,234,008

Banks—3.0%
Citizens Financial Group, Inc.	548,032	21,592,461
Comerica, Inc.	392,202	32,121,344
Signature Bank	145,957	35,358,083
Synovus Financial Corp.	969,938	40,291,224

Beverages—0.4%
Monster Beverage Corp.*	173,459	14,861,967

Biotechnology—3.7%
BioMarin Pharmaceutical, Inc.*	540,130	43,939,576
Exelixis, Inc.*	1,210,533	27,043,307
Horizon Therapeutics PLC*	94,026	9,267,203
Neurocrine Biosciences, Inc.*	204,414	18,403,392
Vertex Pharmaceuticals, Inc.*	227,356	62,118,206

Building products—0.9%
Carrier Global Corp.	335,168	12,826,879
Owens Corning	286,862	26,084,362

Capital markets—1.0%
Cboe Global Markets, Inc.	330,044	37,288,371
Evercore, Inc., Class A	36,820	3,893,715

Chemicals—4.8%
CF Industries Holdings, Inc.	614,779	59,529,051
Huntsman Corp.	911,893	30,885,816
The Mosaic Co.	1,567,360	97,834,611
Westlake Chemical Corp.	176,951	22,393,149

Commercial services & supplies—0.1%
Copart, Inc.*	18,249	2,073,999
IAA, Inc.*	109,176	4,001,300

Communications equipment—0.5%
Arista Networks, Inc.*	92,751	10,719,233
Lumentum Holdings, Inc.*	135,151	10,975,613

Construction & engineering—1.1%
Quanta Services, Inc.	423,154	49,077,401

Construction materials—1.9%
Eagle Materials, Inc.	244,867	30,196,998
Martin Marietta Materials, Inc.	80,153	28,391,796
Vulcan Materials Co.	145,657	25,095,245

Consumer finance—0.6%
Discover Financial Services	249,310	28,037,403

Distributors—0.5%
LKQ Corp.	410,239	20,360,161

Diversified consumer services—0.5%
Service Corp International	333,196	21,860,989

Diversified financial services—0.5%
Voya Financial, Inc.	339,862	21,458,887

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—94.2%	Shares	Value
Electric utilities—2.0%
Evergy, Inc.	1,260,265	$ 85,508,980

Electrical equipment—0.7%
Eaton Corp. PLC	13,430	1,947,619
Generac Holdings, Inc.*	123,100	27,005,678

Electronic equipment, instruments & components—0.4%
Keysight Technologies, Inc.*	19,870	2,787,165
Zebra Technologies Corp., Class A*	35,110	12,978,762

Energy equipment & services—0.8%
Baker Hughes Co.	145,102	4,501,064
ChampionX Corp.	210,389	4,439,208
Valaris Ltd.*	487,309	24,730,932

Entertainment—2.3%
Live Nation Entertainment, Inc.*	703,145	73,745,848
Spotify Technology S.A.*	178,332	18,127,448
Zynga, Inc., Class A*	1,171,487	9,688,197

Equity real estate investment trusts (REITs)—7.0%
Agree Realty Corp.	322,436	21,899,853
EastGroup Properties, Inc.	179,391	33,635,812
Healthcare Realty Trust, Inc.	2,415,358	65,407,895
Host Hotels & Resorts, Inc.	2,466,016	50,183,426
Mid-America Apartment Communities, Inc.	299,433	58,892,482
STAG Industrial, Inc.	1,978,525	73,838,553

Food & staples retailing—2.1%
Albertsons Cos, Inc., Class A	887,000	27,745,360
Casey’s General Stores, Inc.	235,966	47,499,956
The Kroger Co.	318,967	17,211,459

Food products—5.9%
Darling Ingredients, Inc.*	1,003,856	73,672,992
Hormel Foods Corp.	837,554	43,879,454
Lamb Weston Holdings, Inc.	247,774	16,377,861
The Hain Celestial Group, Inc.*	1,575,110	52,829,190
The Hershey Co.	177,695	40,118,200
Tyson Foods, Inc., Class A	324,513	30,231,631

Health care equipment & supplies—2.6%
ABIOMED, Inc.*	155,974	44,699,029
Align Technology, Inc.*	19,230	5,574,969
DexCom, Inc.*	7,425	3,033,707
Insulet Corp.*	36,122	8,632,797
Masimo Corp.*	129,989	14,684,857
NuVasive, Inc.*	440,069	22,637,149
Teleflex, Inc.	49,919	14,257,865

Health care providers & services—2.4%
AmerisourceBergen Corp.	194,575	29,437,252
AMN Healthcare Services, Inc.*	43,519	4,253,982
Henry Schein, Inc.*	340,213	27,591,274
Molina Healthcare, Inc.*	140,013	43,887,075

Health care technology—0.4%
Omnicell, Inc.*	173,136	18,901,257

Hotels, restaurants & leisure—2.7%
Chipotle Mexican Grill, Inc.*	3,316	4,826,803
Darden Restaurants, Inc.	228,216	30,062,894
Royal Caribbean Cruises Ltd.*	610,406	47,446,858
Texas Roadhouse, Inc.	411,615	33,888,263
Vail Resorts, Inc.	8,568	2,177,643

COMMON STOCKS—94.2%	Shares	Value

Household durables—0.5%
Garmin Ltd.	192,178	$ 21,089,614

Household products—0.2%
The Clorox Co.	64,952	9,318,663

Insurance—4.3%
Arch Capital Group Ltd.*	617,123	28,184,007
Axis Capital Holdings Ltd.	884,267	50,695,027
Brown & Brown, Inc.	1,013,622	62,824,292
Everest Re Group Ltd.	33,358	9,163,776
White Mountains Insurance Group Ltd.	33,937	35,566,655

Interactive media & services—0.6%
IAC/InterActiveCorp*	78,737	6,525,723
Twitter, Inc.*	379,161	18,586,472

IT services—3.1%
DXC Technology Co.*	2,113,420	60,655,154
Gartner, Inc.*	87,898	25,538,764
Jack Henry & Associates, Inc.	206,627	39,172,347
Twilio, Inc., Class A*	82,060	9,175,949

Leisure products—0.5%
Polaris, Inc.	171,277	16,261,039
YETI Holdings, Inc.*	113,537	5,548,553

Machinery—2.9%
AGCO Corp.	535,423	68,212,890
Chart Industries, Inc.*	145,153	24,504,730
Parker-Hannifin Corp.	57,459	15,561,046
The Timken Co.	307,428	17,720,150

Media—0.6%
Fox Corp., Class A	753,368	27,000,709

Metals & mining—2.0%
Agnico Eagle Mines Ltd.	460,032	26,787,663
Alcoa Corp.	160,047	10,851,187
Freeport-McMoRan, Inc.	847,353	34,360,164
Nucor Corp.	85,354	13,211,092

Multiline retail—0.9%
Dollar General Corp.	108,663	25,810,722
Ollie’s Bargain Outlet Holdings, Inc.*	262,158	12,596,692

Multi-utilities—5.0%
CenterPoint Energy, Inc.	2,081,744	63,722,184
CMS Energy Corp.	1,047,116	71,926,398
WEC Energy Group, Inc.	811,268	81,167,363

Oil, gas & consumable fuels—7.2%
Chesapeake Energy Corp.	1,448,317	118,790,960
Hess Corp.	168,867	17,405,122
Marathon Petroleum Corp.	451,202	39,371,887
Ovintiv, Inc.	2,565,856	131,346,169
Pioneer Natural Resources Co.	19,643	4,566,408

Professional services—0.4%
Booz Allen Hamilton Holding Corp.	155,922	12,727,913
CoStar Group, Inc.*	38,038	2,419,977

Road & rail—0.7%
AMERCO	30,585	16,377,656
Knight-Swift Transportation Holdings, Inc.	251,088	12,024,604

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON SCOUT MID CAP FUND (cont’d)

COMMON STOCKS—94.2%	Shares	Value
Semiconductors & semiconductor equipment—1.4%
KLA Corp.	73,244	$ 23,383,879
NXP Semiconductors N.V.	21,545	3,682,040
ON Semiconductor Corp.*	79,723	4,154,366
Skyworks Solutions, Inc.	156,697	17,753,770
Teradyne, Inc.	104,249	10,994,100
Universal Display Corp.	19,670	2,512,449

Software—3.8%
Black Knight, Inc.*	122,393	8,052,236
DocuSign, Inc.*	258,275	20,920,275
Splunk, Inc.*	567,969	69,303,577
Teradata Corp.*	1,631,885	67,478,445

Specialty retail—3.7%
American Eagle Outfitters, Inc. (a)	675,005	10,199,325
Best Buy Co., Inc.	215,620	19,390,707
Burlington Stores, Inc.*	272,755	55,522,008
Floor & Decor Holdings, Inc., Class A*	53,422	4,258,802
Tractor Supply Co.	149,779	30,172,980
Ulta Beauty, Inc.*	108,558	43,075,814

Technology hardware, storage & peripherals—0.6%
Pure Storage, Inc., Class A*	950,016	27,835,469

Textiles, apparel & luxury goods—0.6%
Lululemon Athletica, Inc.*	78,093	27,694,121

Trading companies & distributors—1.0%
United Rentals, Inc.*	99,226	31,407,013
W.W. Grainger, Inc.	26,564	13,282,797
Total common stocks (cost $3,658,330,280)		4,096,991,970

MONEY MARKET FUNDS—0.0%
First American Government Obligations Fund— Class X, 0.22%#	1,597,104	1,597,104
Total money market funds (cost $1,597,104)		1,597,104

Total investment portfolio (cost $3,659,927,384)—94.2%		4,098,589,074

Other assets in excess of liabilities—5.8%		251,060,319

Total net assets—100.0%		$4,349,649,393

* Non-income producing security

(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $1,508,265 or 0.0% of net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Sector allocation

Sector	Percent of net assets
Industrials	12.8%
Consumer discretionary	10.3%
Information technology	9.9%
Financials	9.3%
Health care	9.2%
Materials	8.7%
Consumer staples	8.6%
Energy	7.9%
Real estate	7.0%
Utilities	7.0%
Communication services	3.5%
Money market funds	0.0%

CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS—99.5%	Shares	Value
Aerospace & defense—1.0%
Kratos Defense & Security Solutions, Inc.*	208,611	$3,164,629

Air freight & logistics—1.6%
Forward Air Corp.	50,688	4,915,215

Auto components—2.1%
Patrick Industries, Inc.	60,023	3,736,432
Stoneridge, Inc.*	139,780	2,755,064

Automobiles—1.1%
Thor Industries, Inc.	42,539	3,256,360

Banks—0.8%
Hilltop Holdings, Inc.	95,286	2,428,840

Biotechnology—6.9%
Coherus Biosciences, Inc.*	300,080	2,712,723
Eagle Pharmaceuticals, Inc.*	85,549	3,775,277
Halozyme Therapeutics, Inc.*	146,892	5,860,991
Insmed, Inc.*	163,786	3,598,379
Vericel Corp.*	174,770	4,980,945

Capital markets—2.3%
Cohen & Steers, Inc.	73,748	5,729,482
Open Lending Corp., Class A*	99,217	1,353,320

Chemicals—1.7%
Balchem Corp.	40,659	5,009,189

Commercial services & supplies—0.6%
Healthcare Services Group, Inc.	100,702	1,720,997

Construction & engineering—1.5%
Dycom Industries, Inc.*	54,755	4,649,247

Consumer finance—1.0%
Green Dot Corp., Class A*	70,283	1,861,094
LendingTree, Inc.*	14,292	1,135,070

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON SCOUT SMALL CAP FUND (cont’d)

COMMON STOCKS—99.5%	Shares	Value
Diversified consumer services—1.3%
OneSpaWorld Holdings Ltd.*	385,901	$ 3,874,446

Electrical equipment—0.5%
TPI Composites, Inc.*	141,184	1,615,145

Electronic equipment, instruments & components—7.7%
Advanced Energy Industries, Inc.	47,252	3,615,723
ePlus, Inc.*	87,681	4,952,223
Fabrinet*	49,548	4,865,118
II-VI, Inc.*	96,214	5,889,259
Plexus Corp.*	50,600	4,105,684

Energy equipment & services—0.9%
Core Laboratories N.V.	101,560	2,640,560

Equity real estate investment trusts (REITs)—2.3%
CareTrust REIT, Inc.	209,625	3,398,021
UMH Properties, Inc.	148,720	3,497,895

Food & staples retailing—1.8%
Performance Food Group Co.*	108,381	5,337,764

Health care equipment & supplies—5.7%
ICU Medical, Inc.*	23,340	4,994,526
Integer Holdings Corp.*	56,288	4,231,169
LeMaitre Vascular, Inc.	98,370	4,250,568
Tactile Systems Technology, Inc.*	93,784	1,583,074
Varex Imaging Corp.*	105,473	2,093,639

Health care providers & services—9.6%
AdaptHealth Corp.*	201,460	2,550,484
AMN Healthcare Services, Inc.*	68,949	6,739,765
HealthEquity, Inc.*	92,036	5,735,683
LHC Group, Inc.*	35,013	5,806,906
ModivCare, Inc.*	34,547	3,591,852
U.S. Physical Therapy, Inc.	45,546	4,726,308

Health care technology—1.9%
Omnicell, Inc.*	52,688	5,751,949

Hotels, restaurants & leisure—2.7%
Cracker Barrel Old Country Store, Inc.	25,912	2,875,973
Lindblad Expeditions Holdings, Inc.*	137,883	2,110,989
The Cheesecake Factory, Inc.*	90,521	3,341,130

Household durables—3.2%
Installed Building Products, Inc.	56,774	4,568,604
LGI Homes, Inc.*	46,261	4,335,118
Purple Innovation, Inc.*	159,412	656,778

Interactive media & services—1.6%
Ziff Davis, Inc.*	55,664	4,918,471

IT services—2.8%
I3 Verticals, Inc., Class A*	184,278	5,058,431
TTEC Holdings, Inc.	47,266	3,488,704

Life sciences tools & services—2.2%
Medpace Holdings, Inc.*	40,540	5,414,928
NeoGenomics, Inc.*	137,323	1,297,702

Machinery—4.8%
Albany International Corp., Class A	52,733	4,124,775
Chart Industries, Inc.*	53,296	8,997,431
Proto Labs, Inc.*	33,832	1,441,581

Media—0.7%
Magnite, Inc.*	217,595	2,099,792

COMMON STOCKS—99.5%	Shares	Value
Personal products—0.3%
Thorne HealthTech, Inc.*	133,244	$ 892,735

Pharmaceuticals—3.3%
Pacira BioSciences, Inc.*	65,914	4,915,207
Supernus Pharmaceuticals, Inc.*	177,579	4,954,454

Professional services—2.2%
Insperity, Inc.	62,066	6,582,099

Semiconductors & semiconductor equipment—7.5%
Ambarella, Inc.*	53,332	4,377,491
Credo Technology Group Holding Ltd.*	274,121	3,026,296
Impinj, Inc.*	72,798	3,586,029
Power Integrations, Inc.	60,150	4,812,000
Semtech Corp.*	79,527	4,739,809
Ultra Clean Holdings, Inc.*	72,495	2,259,669

Software—9.6%
Box, Inc., Class A*	213,916	6,550,108
Envestnet, Inc.*	56,378	4,489,944
Qualys, Inc.*	43,272	5,897,108
The Descartes Systems Group, Inc.*	74,250	4,614,638
Upland Software, Inc.*	174,011	2,596,244
Verint Systems, Inc.*	90,290	4,926,222

Specialty retail—1.0%
Monro, Inc.	65,478	2,994,309

Textiles, apparel & luxury goods—1.2%
G-III Apparel Group Ltd.*	137,831	3,649,765

Thrifts & mortgage finance—1.1%
Axos Financial, Inc.*	88,911	3,367,949

Trading companies & distributors—3.0%
Applied Industrial Technologies, Inc.	51,513	5,392,896
Global Industrial Co.	119,130	3,676,352
Total common stocks (cost $217,583,116)		301,522,746

Total investment portfolio (cost $217,583,116)—99.5%		301,522,746

Other assets in excess of liabilities—0.5%		1,499,504

Total net assets—100.0%		$303,022,250

* Non-income producing security

Sector allocation

Sector	Percent of net assets
Health care	29.6%
Information technology	27.6%
Industrials	15.3%
Consumer discretionary	12.6%
Financials	5.2%
Communication services	2.3%
Real estate	2.3%
Consumer staples	2.1%
Materials	1.6%
Energy	0.9%

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE BOND FUND

CORPORATE BONDS—37.0%	Principal Amount	Value
Aerospace & defense—1.9%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$1,230,000	$1,057,193
4.13%, 11/16/28	3,680,000	3,682,544
The Boeing Co.,
2.80%, 03/01/27	315,000	290,437
5.04%, 05/01/27	2,830,000	2,861,219

Agriculture—0.8%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,142,821

Airlines—2.9%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	908,819	926,642
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,109,198	5,097,751
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,135,533	1,099,220
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,570,283	1,406,156
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,408,561	1,266,430
Series 2020-1, Class A, 4.00%, 05/15/34	1,294,370	1,236,994
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	260,591	252,517
Series 2016-2, Class AA, 2.88%, 04/07/30	156,235	144,828
Series 2018-1, Class AA, 3.50%, 09/01/31	383,592	355,307

Auto manufacturers—1.4%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,815,000	2,518,678
2.75%, 06/20/25	895,000	857,622
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	2,450,000	2,327,418

Banks—5.6%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,750,000	2,323,185
3.50%, 04/19/26	1,465,000	1,437,841
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	2,000,000	1,746,348
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,525,000	1,489,513
Fifth Third Bancorp, 2.55%, 05/05/27	1,745,000	1,632,938
HSBC Holdings PLC, 4.95%, 03/31/30	1,820,000	1,836,227
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	2,000,000	1,759,544
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,262,435
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	1,900,000	1,698,275
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	2,325,000	2,175,716
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	2,005,000	1,821,748
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	2,305,000	2,295,636

Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	3,490,000	3,309,835

CORPORATE BONDS—37.0%	Principal Amount	Value
Capital markets—2.4%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	$ 2,000,000	$ 1,743,439
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,605,000	2,437,513
The Goldman Sachs Group, Inc.,
(Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	2,000,000	1,747,816
3.50%, 04/01/25	1,215,000	1,196,648
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,615,000	1,449,023
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	1,215,000	1,077,899

Containers & packaging—0.8%
Sonoco Products Co., 3.13%, 05/01/30	3,750,000	3,410,301

Diversified financial services—0.7%
American Express Co., 3.38%, 05/03/24	2,950,000	2,947,645

Diversified telecommunication services—1.7%
AT&T, Inc.,
2.55%, 12/01/33	1,515,000	1,257,146
2.75%, 06/01/31	1,205,000	1,062,613
4.30%, 02/15/30	1,450,000	1,454,775
Verizon Communications, Inc.,
2.10%, 03/22/28	455,000	407,470
2.55%, 03/21/31	2,465,000	2,145,813
4.02%, 12/03/29	405,000	396,220

Electric—4.4%
Appalachian Power Co., 2.70%, 04/01/31	2,190,000	1,916,488
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	458,831
DTE Electric Co., 1.90%, 04/01/28	3,170,000	2,848,646
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,733,589
5.65%, 04/01/40	2,085,000	2,301,230
Duke Energy Progress LLC, 3.70%, 09/01/28	1,125,000	1,110,814
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	1,743,187
Entergy Louisiana LLC, 2.35%, 06/15/32	1,515,000	1,290,992
Florida Power & Light Co., 2.88%, 12/04/51	2,660,000	2,082,272
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	485,000	477,036
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	870,000	906,686
Wisconsin Public Service Corp., 2.85%, 12/01/51	1,190,000	902,766

Electric utilities—2.8%
American Electric Power Co., Inc., 0.75%, 11/01/23	2,530,000	2,431,433
Duke Energy Corp., 0.90%, 09/15/25	2,000,000	1,831,131
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,035,000	1,940,469
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,555,473
Virginia Electric and Power Co., 2.30%, 11/15/31	1,185,000	1,011,376
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,700,000	1,423,652

Electrical equipment—0.3%
Emerson Electric Co., 2.20%, 12/21/31	1,220,000	1,057,796

Equity real estate investment trusts (REITs)—1.2%
Agree LP, 2.00%, 06/15/28	3,460,000	3,028,404
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	140,000	145,700
Ventas Realty LP, 4.75%, 11/15/30	1,545,000	1,561,772

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE BOND FUND (cont’d)

CORPORATE BONDS—37.0%	Principal Amount	Value
Food & staples retailing—0.3%
Sysco Corp., 2.45%, 12/14/31	$ 1,380,000	$ 1,186,079

Health care providers & services—0.5%
Cigna Corp., 2.38%, 03/15/31	1,205,000	1,031,355
CVS Health Corp., 2.13%, 09/15/31	1,235,000	1,026,338

Insurance—0.5%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	1,150,000	1,071,614
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	1,190,000	1,128,615

Miscellaneous manufacturing —0.5%
GE Capital International Funding Co., 4.42%, 11/15/35	1,886,000	1,843,319

Multi-utilities—1.9%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,685,000	2,611,073
Dominion Energy, Inc., 3.38%, 04/01/30	1,550,000	1,435,226
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	2,095,000	1,766,688
WEC Energy Group, Inc., 1.80%, 10/15/30	2,215,000	1,821,465

Oil & gas—0.3%
BP Capital Markets America, Inc., 2.72%, 01/12/32	1,205,000	1,061,354

Oil, gas & consumable fuels—0.9%
Chevron Corp., 1.55%, 05/11/25	1,420,000	1,346,272
TransCanada PipeLines Ltd., 4.10%, 04/15/30	2,280,000	2,228,580

Pharmaceuticals—0.3%
Bristol-Myers Squibb Co., 2.95%, 03/15/32	405,000	372,131
Merck & Co, Inc., 2.15%, 12/10/31	1,205,000	1,049,099

Road & rail—0.9%
Norfolk Southern Corp., 3.00%, 03/15/32	1,540,000	1,397,483
Union Pacific Corp., 2.80%, 02/14/32	2,680,000	2,411,267

Semiconductors—0.5%
TSMC Arizona Corp., 4.25%, 04/22/32	2,255,000	2,242,292

Specialty retail—0.3%
Lowe’s Cos, Inc., 2.63%, 04/01/31	1,205,000	1,056,206

Telecommunications—0.7%
T-Mobile USA, Inc.,
144A, 2.70%, 03/15/32	1,275,000	1,081,743
3.50%, 04/15/25	1,870,000	1,843,480

Tobacco—0.7%
Altria Group, Inc., 2.45%, 02/04/32	1,650,000	1,320,383
Reynolds American, Inc., 4.45%, 06/12/25	1,560,000	1,571,270

Transportation—1.0%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,560,000	1,197,737
Canadian Pacific Railway Co., 1.75%, 12/02/26	2,265,000	2,078,460
CSX Transportation, Inc., 6.25%, 01/15/23	172,676	176,358
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	14,353	14,339
Series 2005, 5.08%, 01/02/29	195,162	203,217
Series 2006, 5.87%, 07/02/30	214,215	231,657
Total corporate bonds (cost $165,140,354)		149,612,182

MORTGAGE AND ASSET-BACKED SECURITIES—39.6%
Asset-backed securities—6.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	4,091,174

MORTGAGE AND ASSET-BACKED SECURITIES—39.6%	Principal Amount	Value
Asset-backed securities (cont'd)
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	$ 1,650,000	$ 1,635,645
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	4,020,000	4,011,206
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	5,261,640	5,195,494
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	5,885,078
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	1,984,724
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,895,000	3,826,635

Commercial mortgage-backed securities—6.8%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,069,804
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	780,000	729,132
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,471,529
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	2,001,170
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,792,194
Series 2022-B33, Class A2, 3.32%, 03/17/55	3,025,000	2,947,451
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	1,841,631
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	382,331	383,263
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,409,169	1,376,645
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	140,823	141,749
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	237,943	239,417
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,200,000	1,181,612
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,113,014
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	76,810	77,319
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	354,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	575,021	576,344
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	1,385,000	1,355,054
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	440,216
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	1,100,000	1,039,730
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,269,791
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	373,045	368,064

Federal agency mortgage-backed obligations—26.2%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	350,426	348,163
Series 387770, 3.63%, 07/01/28	455,000	459,316
TBA, 2.00%, 07/15/52	19,110,000	16,791,278
TBA, 2.50%, 07/15/52	23,170,000	21,052,901
TBA, 3.00%, 07/15/52	6,925,000	6,501,530
TBA, 3.50%, 07/15/52	36,275,000	35,010,921
TBA, 4.00%, 07/15/52	22,440,000	22,182,291
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	48,965	48,822
Series 2021-M23, Class AB, 0.50%, 11/25/31	2,600,014	2,284,461

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

CARILLON REAMS CORE BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—39.6%	Principal Amount	Value

Federal agency mortgage-backed obligations (cont'd)
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	$ 1,057,458	$ 1,052,062
Series 2583, Class AB, 2.14%, 08/15/23	170,860	170,590
Total mortgage and asset-backed securities (cost $163,807,179)		160,302,152

FOREIGN GOVERNMENT BONDS—0.1%
Israel Government International Bond, 2.75%, 07/03/30	380,000	359,100
Total foreign government bonds (cost $380,000)		359,100

U.S. TREASURIES—44.5%
U.S. Treasury Bonds,
1.75%, 08/15/41	17,615,000	13,954,383
2.00%, 08/15/51	23,155,000	18,708,516
U.S. Treasury Notes,
0.13%, 11/30/22	15,435,000	15,302,958
0.13%, 01/31/23	22,525,000	22,234,639
0.75%, 03/31/26	12,690,000	11,660,425
0.88%, 09/30/26	7,025,000	6,421,838
1.38%, 10/31/28	12,910,000	11,695,653
1.50%, 02/29/24	17,405,000	17,042,623

U.S. TREASURIES—44.5%	Principal Amount	Value
U.S. Treasury Notes, (cont'd)
1.63%, 04/30/23	$ 41,820,000	$ 41,597,831
1.75%, 01/31/29	22,895,000	21,208,282
Total U.S. Treasuries (cost $187,305,620)		179,827,148

Total investment portfolio (cost $516,633,153)—121.2%		490,100,582

Liabilities in excess of other assets—(21.2)%		(85,823,869)

Total net assets—100.0%		$404,276,713

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

Asset allocation

Security type	Percent of net assets
U.S. Treasuries	44.5%
Mortgage and asset-backed securities	39.6%
Corporate bonds	37.0%
Foreign government bonds	0.1%

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	$9,830,000	$83,295	$156,781	$(73,486)
Total swap contracts							$9,830,000	$83,295	$156,781	$(73,486)

There is $15,577 of variation margin due from the fund to the broker as of the date of this report.

(a) If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

16	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE PLUS BOND FUND

CORPORATE BONDS—34.7%	Principal Amount	Value
Domestic—31.3%

Aerospace & defense—1.8%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$4,070,000	$3,498,191
4.13%, 11/16/28	10,235,000	10,242,077
The Boeing Co.,
2.80%, 03/01/27	935,000	862,092
3.60%, 05/01/34	3,320,000	2,791,745
5.04%, 05/01/27	2,142,000	2,165,629

Agriculture—0.8%
BAT Capital Corp.,
3.56%, 08/15/27	2,080,000	1,938,821
4.91%, 04/02/30	6,465,000	6,232,619

Airlines—2.5%
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	8,885,063	8,865,157
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	2,392,529	2,316,019
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	8,693,452	7,784,803
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	5,094,601	4,580,531
Series 2020-1, Class A, 4.00%, 05/15/34	1,920,527	1,835,395
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	535,863	519,261
Series 2016-2, Class AA, 2.88%, 04/07/30	323,902	300,252
Series 2018-1, Class AA, 3.50%, 09/01/31	783,862	726,062

Auto manufacturers—3.9%
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	21,295,000	20,922,338
3.38%, 11/13/25	3,530,000	3,389,435
5.58%, 03/18/24	985,000	996,071
General Motors Financial Co., Inc.,
1.25%, 01/08/26	9,130,000	8,168,926
2.75%, 06/20/25	5,145,000	4,930,128
Volkswagen Group of America Finance LLC, 144A, 3.75%, 05/13/30	3,760,000	3,571,874

Automobiles—0.2%
Ford Motor Co., 3.25%, 02/12/32	3,240,000	2,633,148

Banks—4.7%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	7,823,000	6,608,827
3.50%, 04/19/26	100,000	98,146
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	7,000,000	6,791,597
Citigroup, Inc.,
(Fixed until 01/29/30, then SOFR + 1.15%), 2.67%, 01/29/31	2,910,000	2,528,735
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	6,440,000	5,623,238
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	3,890,000	3,799,480
Fifth Third Bancorp, 2.55%, 05/05/27	4,220,000	3,948,996
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	6,435,000	5,661,334

CORPORATE BONDS—34.7%	Principal Amount	Value

Banks (cont'd)
JPMorgan Chase & Co., (cont'd)
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	$ 5,375,000	$ 5,357,087
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	5,715,000	5,192,662
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,440,000	5,417,901

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	4,100,000	3,888,345

Capital markets—1.9%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,435,000	5,609,517
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	5,740,000	5,370,950
The Goldman Sachs Group, Inc.,
(Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,435,000	5,623,597
3.50%, 04/01/25	4,525,000	4,456,652
Containers & packaging—0.3%
Sonoco Products Co., 3.13%, 05/01/30	4,070,000	3,701,313

Diversified financial services—0.8%
American Express Co., 3.38%, 05/03/24	8,105,000	8,098,531

Diversified telecommunication services—1.2%
AT&T, Inc.,
2.55%, 12/01/33	3,637,000	3,017,980
2.75%, 06/01/31	3,985,000	3,514,121
Verizon Communications, Inc.,
2.10%, 03/22/28	935,000	837,329
2.55%, 03/21/31	6,585,000	5,732,323

Electric—3.7%
Appalachian Power Co., 2.70%, 04/01/31	6,695,000	5,858,852
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	465,000	439,910
Constellation Energy Generation LLC, 3.25%, 06/01/25	4,385,000	4,296,573
Duke Energy Florida LLC, 5.65%, 04/01/40	6,191,000	6,833,053
Duke Energy Progress LLC, 3.70%, 09/01/28	2,315,000	2,285,810
Entergy Arkansas LLC, 3.35%, 06/15/52	4,350,000	3,593,774
Entergy Louisiana LLC, 2.35%, 06/15/32	5,035,000	4,290,524
Florida Power & Light Co., 2.88%, 12/04/51	8,680,000	6,794,782
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	1,130,000	1,111,445
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,855,000	1,933,221
Wisconsin Public Service Corp., 2.85%, 12/01/51	3,455,000	2,621,056

Electric utilities—2.3%
Duke Energy Corp., 0.90%, 09/15/25	5,360,000	4,907,429
IPALCO Enterprises, Inc., 4.25%, 05/01/30	8,845,000	8,434,128
Southern California Edison Co., 1.20%, 02/01/26	5,920,000	5,317,540
Virginia Electric and Power Co., 2.30%, 11/15/31	3,450,000	2,944,512
Wisconsin Power and Light Co., 1.95%, 09/16/31	3,995,000	3,345,582

Electrical equipment—0.3%
Emerson Electric Co., 2.20%, 12/21/31	4,040,000	3,502,866

Equity real estate investment trusts (REITs)—0.6%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	670,000	697,278
Ventas Realty LP, 4.75%, 11/15/30	5,925,000	5,989,321

The accompanying notes are an integral part of the financial statements.	17

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

CORPORATE BONDS—34.7%	Principal Amount	Value
Food & staples retailing—0.4%
Sysco Corp., 2.45%, 12/14/31	$ 4,490,000	$ 3,859,054

Health care providers & services—0.6%
Cigna Corp., 2.38%, 03/15/31	3,985,000	3,410,744
CVS Health Corp., 2.13%, 09/15/31	4,085,000	3,394,811

Healthcare services—0.5%
HCA, Inc., 5.00%, 03/15/24	5,170,000	5,290,218

Insurance—0.6%
Equitable Financial Life Global Funding, 144A, 1.40%, 07/07/25	4,185,000	3,899,742
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,260,000	3,091,836

Media—0.3%
Charter Communications Operating LLC, 4.91%, 07/23/25	3,030,000	3,085,934

Multi-utilities—0.2%
Dominion Energy, Inc., 3.38%, 04/01/30	2,135,000	1,976,908

Oil & gas—0.3%
BP Capital Markets America, Inc., 2.72%, 01/12/32	3,985,000	3,509,955

Oil, gas & consumable fuels—0.1%
Chevron Corp., 1.55%, 05/11/25	1,310,000	1,241,983

Pharmaceuticals—0.4%
Bristol-Myers Squibb Co., 2.95%, 03/15/32	1,380,000	1,268,001
Merck & Co, Inc., 2.15%, 12/10/31	3,985,000	3,469,429

Road & rail—0.6%
Norfolk Southern Corp., 3.00%, 03/15/32	5,185,000	4,705,161
Union Pacific Corp., 2.80%, 02/14/32	1,380,000	1,241,623

Specialty retail—0.3%
Lowe’s Cos, Inc., 2.63%, 04/01/31	3,985,000	3,492,929

Telecommunications—0.8%
T-Mobile USA, Inc.,
144A, 2.70%, 03/15/32	4,220,000	3,580,357
3.50%, 04/15/25	4,895,000	4,825,580

Tobacco—0.8%
Altria Group, Inc., 2.45%, 02/04/32	5,435,000	4,349,264
Reynolds American, Inc., 4.45%, 06/12/25	4,485,000	4,517,400

Transportation—0.0%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust, Series 2005-4, 4.97%, 04/01/23	39,118	39,413
Total domestic corporate bonds (cost $371,304,003)		339,597,233

Foreign—3.4%

Airlines—0.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	2,032,670	2,072,534

Banks—1.5%
HSBC Holdings PLC, 4.95%, 03/31/30	5,075,000	5,120,249
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	6,380,000	5,702,628
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	5,450,000	5,100,066

Capital markets—0.7%
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	4,805,000	4,311,179

CORPORATE BONDS—34.7%	Principal Amount	Value

Capital markets (cont'd)
UBS Group AG, (cont'd)
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	$ 2,750,000	$ 2,439,689
(Fixed until 08/13/29, then 3 Month LIBOR USD + 1.47%), 144A, 3.13%, 08/13/30	1,190,000	1,081,766

Miscellaneous manufacturing—0.5%
GE Capital International Funding Co., 4.42%, 11/15/35	5,570,000	5,443,947

Oil, gas & consumable fuels—0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,595,000	5,468,818
Total foreign corporate bonds (cost $39,749,443)		36,740,876

Total corporate bonds (cost $411,053,446)		376,338,109

MORTGAGE AND ASSET-BACKED SECURITIES—37.2%
Asset-backed securities—5.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	12,150,000	12,021,225
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	4,485,000	4,445,980
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,505,000	5,492,958
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	11,920,175	11,770,322
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	13,900,000	13,057,078
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	5,785,000	5,467,442
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	200,003	198,228
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	9,415,000	9,249,748

Commercial mortgage-backed securities—4.6%
BANK, Series 2020-BNK30, Class A2, 1.36%, 12/17/53	2,016,000	1,843,355
Benchmark Mortgage Trust,
Series 2020-B21, Class A2, 1.74%, 12/17/53	1,565,000	1,462,937
Series 2021-B23, Class A2, 1.62%, 02/15/54	4,555,000	4,220,059
Series 2021-B24, Class A2, 1.95%, 03/17/54	4,028,000	3,730,727
Series 2022-B33, Class A2, 3.32%, 03/17/55	8,420,000	8,204,144
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,525,000	5,485,181
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	3,263,635	3,188,310
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	894,115	899,994
Series 2015-LC19, Class A4, 3.18%, 02/10/48	1,855,000	1,826,575
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	9,445,000	8,859,161
GS Mortgage Securities Trust, Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	483,576	486,782
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	1,283,204	1,286,158
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/17/50	3,415,000	3,341,162
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/17/53	4,895,000	4,695,109

18	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

MORTGAGE AND ASSET-BACKED SECURITIES—37.2%	Principal Amount	Value
Federal agency mortgage-backed obligations—26.9%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	$ 2,018,652	$ 2,005,615
Series 387770, 3.63%, 07/01/28	2,495,000	2,518,669
TBA, 2.00%, 07/15/52	52,245,000	45,905,824
TBA, 2.50%, 07/15/52	63,065,000	57,302,600
TBA, 3.00%, 07/15/52	19,630,000	18,429,609
TBA, 3.50%, 07/15/52	98,595,000	95,159,250
TBA, 4.00%, 07/15/52	61,470,000	60,764,055
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	187,925	187,376
Series 2016-M7, Class AV2, 2.16%, 10/25/23	3,655,568	3,629,544
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	5,811,501	5,781,842
Series 2583, Class AB, 2.14%, 08/15/23	442,307	441,608
Total mortgage and asset-backed securities (cost $410,320,015)		403,358,627

FOREIGN GOVERNMENT BONDS—7.1%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	11,965,000	24,521,637
Israel Government International Bond, 2.75%, 07/03/30	1,995,000	1,885,275
Malaysia Government Bond, 3.42%, 08/15/22	14,310,000	3,302,271
Mexico Government International Bond, 3.50%, 02/12/34	8,195,000	6,925,103
Petroleos Mexicanos, 7.69%, 01/23/50	2,915,000	2,277,693
Secretaria Tesouro Nacional, 10.00%, 01/01/31	204,950	38,136,170
Total foreign government bonds (cost $75,252,386)		77,048,149

U.S. TREASURIES—42.0%
U.S. Treasury Bonds,
1.75%, 08/15/41	49,940,000	39,561,844
2.00%, 08/15/51	57,040,000	46,086,537

U.S. TREASURIES—42.0%	Principal Amount	Value
U.S. Treasury Notes,
0.13%, 11/30/22	$ 38,050,000	$ 37,724,494
0.13%, 01/31/23	64,610,000	63,777,137
0.88%, 09/30/26	18,605,000	17,007,586
1.38%, 10/31/28	44,240,000	40,078,675
1.63%, 04/30/23	100,715,000	100,179,952
1.75%, 01/31/29	119,970,000	111,131,585
Total U.S. Treasuries (cost $477,941,721)		455,547,810

Total investment portfolio (cost $1,374,567,568)—121.0%		1,312,292,695

Liabilities in excess of other assets—(21.0)%		(227,701,030)

Total net assets—100.0%		$1,084,591,665

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

SB—Step bond. Coupon rate will either increase (step-up bond) or decrease (step-downbond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

Asset allocation

Security type	Percent of net assets
U.S. Treasuries	42.0%
Mortgage and asset-backed securities	37.2%
Corporate bonds	34.7%
Foreign government bonds	7.1%

FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2022	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	06/30/22	2,400	$270,231,346	$270,412,500	$181,154

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Long Bond U.S. Treasury Note	06/21/22	(694)	$(96,537,697)	$(97,637,125)	$(1,099,428)
Total futures contracts					$(918,274)

There is no variation margin due to or from the fund as of the date of this report.

The accompanying notes are an integral part of the financial statements.	19

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS CORE PLUS BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 38	B2/B	Sell	Receive	5%/Quarterly	06/20/27	$ 51,810,000	$ 969,193	$2,281,163	$(1,311,970)
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	209,940,000	1,778,938	3,317,084	(1,538,146)
Total credit default swap contracts							$261,750,000	$2,748,131	$5,598,247	$(2,850,116)

(a) If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INFLATION RATE SWAPS
Central Clearing Party	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.10%	At Termination	03/10/32	82,155,000	$(1,200,281)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.08%	At Termination	03/10/32	29,600,000	(469,706)
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	3.14%	At Termination	03/22/32	60,160,000	477,483
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	3.12%	At Termination	03/22/32	20,170,000	206,925
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.13%	At Termination	03/29/32	29,565,000	(242,121)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.14%	At Termination	04/21/32	50,905,000	(168,487)
Total inflation rate swap contracts							$(1,396,187)

CPI—Consumer Price Index

There is $563,376 of variation margin related to swap contracts due from the fund to the broker as of the date of this report.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
U.S. Dollar	61,195,060	Brazilian Real	319,240,218	06/02/22	J.P. Morgan	$(2,654,089)
South Korean Won	11,350,000,000	U.S. Dollar	9,187,308	07/22/22	J.P. Morgan	(142,979)
Total forward contracts						$(2,797,068)

20	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS UNCONSTRAINED BOND FUND

CORPORATE BONDS—28.9%	Principal Amount	Value
Domestic—26.8%

Aerospace & defense—1.3%
Raytheon Technologies Corp., 4.13%, 11/16/28	$8,580,000	$8,585,933
The Boeing Co.,
2.80%, 03/01/27	725,000	668,467
3.60%, 05/01/34	6,415,000	5,394,290
5.04%, 05/01/27	690,000	697,612

Agriculture—0.9%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	10,183,470

Airlines—2.4%
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,482,973	1,435,549
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	5,046,636	4,508,542
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	13,600,018	12,178,530
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,644,813	2,527,576
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	593,997	588,173
Series 2015-1, Class AA, 3.45%, 06/01/29	418,414	405,450
Series 2016-2, Class AA, 2.88%, 04/07/30	2,530,242	2,345,500
Series 2018-1, Class AA, 3.50%, 09/01/31	612,914	567,719
Series 2019-1, Class AA, 4.15%, 02/25/33	3,221,164	3,148,250

Auto manufacturers—3.9%
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	13,845,000	13,602,712
3.38%, 11/13/25	2,570,000	2,467,663
4.27%, 01/09/27	2,570,000	2,422,225
5.58%, 03/18/24	5,055,000	5,111,818
General Motors Financial Co., Inc.,
2.90%, 02/26/25	1,390,000	1,342,260
3.80%, 04/07/25	9,960,000	9,835,443
4.30%, 07/13/25	2,675,000	2,682,734
4.35%, 01/17/27	4,125,000	4,070,145
5.25%, 03/01/26	2,800,000	2,875,236

Banks—6.7%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	12,030,000	10,467,921
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	5,835,000	5,661,281
Citigroup, Inc.,
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	12,035,000	11,143,027
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	5,635,732
JPMorgan Chase & Co.,
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	5,970,000	5,400,584
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	12,030,000	10,583,659
(Fixed until 04/26/25, then SOFR + 1.32%), 4.08%, 04/26/26	5,900,000	5,885,035
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	12,030,000	10,930,485
(Fixed until 04/25/25, then SOFR + 1.32%), 3.91%, 04/25/26	5,045,000	5,009,533
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,390,000	5,368,104

CORPORATE BONDS—28.9%	Principal Amount	Value
Capital markets—1.2%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	$ 6,015,000	$ 5,243,394
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	2,713,546
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,015,000	5,256,556

Consumer finance—1.0%
Ally Financial, Inc.,
4.63%, 03/30/25	2,000,000	2,034,066
5.80%, 05/01/25	8,550,000	8,935,661

Diversified financial services—0.7%
American Express Co., 3.38%, 05/03/24	8,485,000	8,478,227

Diversified telecommunication services—0.2%
Verizon Communications, Inc.,
2.10%, 03/22/28	770,000	689,565
2.55%, 03/21/31	2,145,000	1,867,249

Electric—1.3%
Appalachian Power Co., 2.70%, 04/01/31	6,345,000	5,552,564
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	482,482
Constellation Energy Generation LLC, 3.25%, 06/01/25	3,340,000	3,272,646
Entergy Louisiana LLC, 2.35%, 06/15/32	4,010,000	3,417,080
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,580,000	1,646,625

Electric utilities—2.7%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	1,922,687
Edison International, 4.95%, 04/15/25	750,000	763,028
Pacific Gas and Electric Co.,
(SOFR + 1.15%), 1.34%, 11/14/22	1,720,000	1,721,435
1.70%, 11/15/23	9,665,000	9,386,342
1.75%, 06/16/22	8,895,000	8,888,967
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,392,360
3.70%, 08/01/25	4,155,000	4,144,771

Entertainment—0.9%
Magallanes, Inc., 144A, 3.43%, 03/15/24	10,845,000	10,773,238

Healthcare services—0.4%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,195,338

Insurance—0.3%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	2,940,090

Media—0.4%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	4,740,931

Multi-utilities—1.0%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,225,000	2,163,739
Dominion Energy, Inc., 3.38%, 04/01/30	6,250,000	5,787,201
Public Service Enterprise Group, Inc., 0.84%, 11/08/23	3,605,000	3,473,634

Telecommunications—0.4%
T-Mobile USA, Inc., 3.50%, 04/15/25	5,125,000	5,052,318

Tobacco—1.1%
Altria Group, Inc., 4.80%, 02/14/29	7,705,000	7,631,341
Reynolds American, Inc., 4.45%, 06/12/25	5,371,000	5,409,801
Total domestic corporate bonds (cost $321,596,480)		306,707,540

The accompanying notes are an integral part of the financial statements.	21

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

CORPORATE BONDS—28.9%	Principal Amount	Value
Foreign—2.1%

Airlines—0.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	$ 1,724,321	$ 1,758,138

Banks—0.8%
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,565,000	4,974,157
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	4,860,000	4,547,949

Capital markets—0.6%
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,571,375
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,450,000	2,173,541

Miscellaneous manufacturing—0.1%
GE Capital International Funding Co., 4.42%, 11/15/35	854,000	834,673

Oil, gas & consumable fuels—0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,011,000	4,897,989
Total foreign corporate bonds (cost $25,809,105)		23,757,822

Total corporate bonds (cost $347,405,585)		330,465,362

MORTGAGE AND ASSET-BACKED SECURITIES—14.3%
Asset-backed securities—4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	19,365,000	18,111,339
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,760,000	5,747,400
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	17,285,000	16,236,805
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	7,025,000	6,639,374

Commercial mortgage-backed securities—2.4%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/17/64	6,280,000	5,789,085
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/17/54	4,640,000	4,276,675
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,932	940,707
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	595,674	595,613
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	526,539	528,946
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,991,078
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,112,101
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,027,734	1,034,547
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	1,716,449	1,716,261
Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 1.51%, 07/15/36	3,945,000	3,899,378
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	825,649

MORTGAGE AND ASSET-BACKED SECURITIES—14.3%	Principal Amount	Value

Commercial mortgage-backed securities (cont'd)
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	$ 356,395	$ 356,352
Series 2013-C15, Class ASB, 3.72%, 08/17/46	892,432	897,966

Federal agency mortgage-backed obligations—7.8%
Fannie Mae Pool,
Series 5796, Class AN, 3.03%, 06/01/27	4,042,239	4,016,133
Series 387770, 3.63%, 07/01/28	4,760,000	4,805,156
TBA, 3.00%, 07/15/52	24,795,000	23,278,765
TBA, 3.50%, 07/15/52	29,500,000	28,472,010
TBA, 4.00%, 07/15/52	29,490,000	29,151,326
Total mortgage and asset-backed securities (cost $167,998,103)		163,422,666

FOREIGN GOVERNMENT BONDS—8.1%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/23	3,627,500	7,434,370
Malaysia Government Bond, 3.42%, 08/15/22	25,590,000	5,905,318
Mexico Bonos, 7.75%, 05/29/31	2,483,213	11,157,027
Mexico Udibonos, 4.50%, 11/22/35	1,866,800	9,619,496
Petroleos Mexicanos, 7.69%, 01/23/50	2,675,000	2,090,165
Secretaria Tesouro Nacional, 10.00%, 01/01/31	301,510	56,103,618
Total foreign government bonds (cost $90,971,380)		92,309,994

U.S. TREASURIES—51.1%
U.S. Treasury Notes,
0.88%, 01/31/24	89,185,000	86,481,580
0.88%, 09/30/26	345,685,000	316,004,700
1.50%, 02/29/24	13,185,000	12,910,484
1.75%, 01/31/29	112,300,000	104,026,648
2.25%, 03/31/24	4,300,000	4,263,719
2.75%, 04/30/23	60,025,000	60,362,640
Total U.S. Treasuries (cost $606,257,554)		584,049,771

MEDIUM-TERM NOTES—0.1%
Citigroup Global Markets Holdings, Inc., 144A, 06/27/22*	420,000	589,415
Total medium-term notes (cost $420,000)		589,415

Total investment portfolio (cost $1,213,052,622)—102.5%		1,170,837,208

Liabilities in excess of other assets—(2.5)%		(28,771,121)

Total net assets—100.0%		$1,142,066,087

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA—To-be-announced security. Securities are being used in dollar roll transactions.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the S&P 500 Index (“SPX”) from its initial underlying value to its final underlying value.

22	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

Asset allocation

Security type	Percent of net assets
U.S. Treasuries	51.1%
Corporate bonds	28.9%
Mortgage and asset-backed securities	14.3%
Foreign government bonds	8.1%
Medium-term notes	0.1%

FUTURES CONTRACTS—LONG
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Canadian 10-Year Bond*	06/21/22	761	$75,670,132	$74,853,041	$(817,091)
5-Year U.S. Treasury Note	06/30/22	6,005	679,945,670	676,594,609	(3,351,061)
Euro BOBL Future^	06/08/22	1,741	234,596,924	233,587,977	(1,008,947)

FUTURES CONTRACTS—SHORT
Description	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Euro SCHATZ Future^	06/08/22	(880)	$(102,544,365)	$(102,254,010)	$290,355
Euro BUND Future^	06/08/22	(780)	(127,689,304)	(126,383,517)	1,305,787
U.S. Treasury Long Bond	06/21/22	(1,699)	(243,833,593)	(239,028,062)	4,805,531
Ultra 10-Year U.S. Treasury Note	06/21/22	(500)	(65,353,425)	(64,500,000)	853,425
Total futures contracts					$2,077,999

There is $242,454 of variation margin due to the broker from the fund as of the date of this report.

* These futures contracts are denominated in Canadian Dollars. Notional Value at Trade Date, Notional Value at April 30, 2022 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2022.

^ These futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at April 30, 2022 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
WRITTEN OPTIONS	Number of Contracts	Notional Amount	Value
Exchange traded put options
S&P Index E-mini Futures, Expires 06/17/22, Exercise price $3,200	162	$33,432,750	$(145,800)
Total written options (premiums received $291,273)			$(145,800)

The accompanying notes are an integral part of the financial statements.	23

Investment Portfolios

(UNAUDITED)    |    04.30.2022

CARILLON REAMS UNCONSTRAINED BOND FUND (cont’d)

SWAP CONTRACTS—CREDIT DEFAULT SWAPS
Central Clearing Party	Reference Entity	Rating of Reference Entity (Moody’s/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 38	B2/B	Sell	Receive	5%/Quarterly	06/20/27	$125,445,000	$2,416,005	$6,055,051	$(3,639,046)
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	180,660,000	1,530,833	2,848,371	(1,317,538)
Total credit default swap contracts							$306,105,000	$3,946,838	$8,903,422	$(4,956,584)

(a) If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

INFLATION RATE SWAPS
Central Clearing Party	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.90%	At Termination	02/28/32	28,166,000	$(1,005,887)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.88%	At Termination	02/28/32	56,332,000	(2,123,310)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.88%	At Termination	03/02/32	28,365,000	(1,065,150)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.97%	At Termination	03/09/32	59,985,000	(1,657,751)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.04%	At Termination	03/11/32	28,150,000	(562,530)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.08%	At Termination	03/11/32	28,150,000	(435,298)
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	3.14%	At Termination	03/22/32	60,440,000	479,705
LCH Ltd	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	3.12%	At Termination	03/22/32	43,765,000	448,987
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.14%	At Termination	03/28/32	53,865,000	(394,862)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.12%	At Termination	03/29/32	12,255,000	(112,720)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.13%	At Termination	03/29/32	10,400,000	(87,793)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.13%	At Termination	03/29/32	12,255,000	(100,362)
LCH Ltd	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	3.14%	At Termination	03/29/32	12,255,000	(87,992)
Total inflation rate swap contracts							$(6,704,963)

CPI—Consumer Price Index

There is $1,769,994 of variation margin related to swap contracts due from the fund to the broker as of the date of this report.

FORWARD CONTRACTS
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
U.S. Dollar	62,854,128	Brazilian Real	326,679,571	06/02/22	J.P. Morgan	$(2,482,919)
South Korean Won	21,850,000,000	U.S. Dollar	17,686,579	07/22/22	J.P. Morgan	(275,250)
U.S. Dollar	20,737,026	Mexican Peso	442,441,156	06/14/22	J.P. Morgan	(745,754)
Total forward contracts						$(3,503,923)

24	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2022

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Assets
Investments—unaffiliated, at value (a)(b)	$582,540,632	$30,385,923	$912,192,115	$6,291,013,102
Cash	6,612,002	495,742	28,979,981	95,191,665
Receivable for investments sold	—	—	—	15,060,476
Receivable for fund shares sold	670,595	21,168	1,816,276	5,779,050
Receivable for dividends and interest, net	386,255	164,305	723,175	175,039
Receivable for foreign tax reclaims	—	88,298	—	—
Receivable due from adviser, net	—	14,346	—	—
Prepaid expenses	24,463	32,765	1,501	29,475
Total assets	590,233,947	31,202,547	943,713,048	6,407,248,807
Liabilities
Payable for securities lending collateral received	4,084,628	—	—	—
Payable for investments purchased	—	—	4,553,457	17,239,042
Payable for fund shares redeemed	551,006	5,686	573,428	7,826,373
Accrued custody fees	3,393	10,197	5,053	31,359
Accrued investment advisory fees, net	228,857	—	355,784	2,878,109
Accrued administrative fees	50,500	2,628	80,726	563,293
Accrued distribution fees	49,240	2,222	104,540	253,754
Accrued shareholder servicing fees	56,133	1,861	71,849	276,531
Accrued professional fees	35,848	38,637	36,554	36,866
Accrued trustees compensation	17,581	17,581	17,581	17,581
Accrued officers compensation	46	46	46	46
Other accrued expenses	27,649	9,837	42,493	220,164
Total liabilities	5,104,881	88,695	5,841,511	29,343,118
Net assets	585,129,066	31,113,852	937,871,537	6,377,905,689

Net assets consists of
Paid-in capital	306,653,712	32,436,789	620,905,453	4,179,342,476
Total distributable earnings (loss)	278,475,354	(1,322,937)	316,966,084	2,198,563,213
Net assets	585,129,066	31,113,852	937,871,537	6,377,905,689

Net assets, at market value
Class A	178,630,819	3,415,789	221,607,047	672,954,509
Class C	10,619,899	1,629,369	64,738,602	98,651,974
Class I	388,416,203	12,153,057	634,544,528	1,451,102,752
Class R-3	295,605	166,385	1,719,455	37,461,247
Class R-5	5,286,921	4,033	6,430,075	753,287,081
Class R-6	1,856,659	13,731,444	8,671,252	3,361,741,991
Class Y	22,960	13,775	160,578	2,706,135

NAV, offering and redemption price per share (c)
Class A	$50.56	$18.88	$23.24	$72.54
Class A maximum offering price (d)	53.08	19.82	24.40	76.16
Class C	30.53	18.52	21.95	53.10
Class I	54.19	18.85	23.16	78.44
Class R-3	47.57	18.77	23.12	69.08
Class R-5	53.98	18.87	23.19	78.16
Class R-6	53.72	18.91	23.12	79.32
Class Y	53.87	18.79	23.09	77.15

Shares of beneficial interest outstanding
Class A	3,533,349	180,877	9,536,816	9,277,507
Class C	347,832	87,970	2,949,105	1,857,838
Class I	7,167,436	644,805	27,399,285	18,499,124
Class R-3	6,214	8,863	74,365	542,324
Class R-5	97,939	214	277,324	9,638,089
Class R-6	34,559	726,099	375,114	42,379,599
Class Y	426	733	6,953	35,078

(a) Identified cost	$317,605,204	$31,250,799	$617,775,598	$4,398,021,142

(b) Includes securities on loan, at value	$3,805,215	$—	$—	$—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) The maximum offering price is computed as 100/95.25 of NAV.

The accompanying notes are an integral part of the financial statements.	25

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2022

	Carillon Eagle Small Cap Growth Fund	Carillon ClariVest International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Assets
Investments—unaffiliated, at value (a)(b)	$1,295,460,878	$393,255,156	$4,098,589,074	$301,522,746
Investments—affiliated, at value (c)	19,169,454	—	—	—
Cash	23,610,556	2,317,187	249,368,879	665,681
Foreign currency (cost of $—, $1, $—, and $—)	—	1	—	—
Receivable for investments sold	16,660,348	—	75,715,822	1,024,617
Receivable for fund shares sold	835,371	117,942	4,462,446	126,627
Receivable for dividends and interest, net	22,631	2,285,134	1,316,575	35,216
Receivable for foreign tax reclaims	—	3,858,614	6,539	—
Prepaid expenses	28,897	29,753	4,311	1,014
Total assets	1,355,788,135	401,863,787	4,429,463,646	303,375,901

Liabilities
Payable for securities lending collateral received	—	—	1,597,104	—
Payable for investments purchased	14,484,685	—	70,642,024	—
Payable for fund shares redeemed	3,511,873	190,426	3,877,049	51,123
Accrued custody fees	7,452	14,076	22,270	4,030
Accrued investment advisory fees, net	657,981	199,662	2,748,316	158,753
Accrued administrative fees	119,267	34,336	380,875	26,458
Accrued distribution fees	87,118	304	32,047	5,064
Accrued shareholder servicing fees	117,965	33,670	292,188	26,978
Accrued professional fees	36,561	28,039	36,585	36,842
Accrued trustees compensation	17,581	17,581	17,581	17,581
Accrued officers compensation	46	46	46	46
Other accrued expenses	110,291	16,635	168,168	26,776
IRS compliance fee and related expenses for withholding tax claims	—	2,454,369	—	—
Total liabilities	19,150,820	2,989,144	79,814,253	353,651
Net assets	1,336,637,315	398,874,643	4,349,649,393	303,022,250

Net assets consists of
Paid-in capital	828,873,641	244,636,621	3,622,177,359	213,023,281
Total distributable earnings (loss)	507,763,674	154,238,022	727,472,034	89,998,969
Net assets	1,336,637,315	398,874,643	4,349,649,393	303,022,250

Net assets, at market value
Class A	233,504,572	930,144	28,552,130	14,331,991
Class C	19,674,387	113,782	26,487,626	2,121,473
Class I	494,284,840	394,974,688	3,929,721,054	277,267,820
Class R-3	40,496,629	11,008	4,218,570	98,184
Class R-5	43,108,393	11,281	4,637,641	20,579
Class R-6	505,544,054	2,814,213	351,942,755	9,079,189
Class Y	24,440	19,527	4,089,617	103,014

NAV, offering and redemption price per share (d)
Class A	$31.65	$15.76	$22.26	$26.41
Class A maximum offering price (e)	33.23	16.55	23.37	27.73
Class C	11.97	15.56	21.65	25.29
Class I	36.04	15.92	22.43	26.76
Class R-3	28.78	15.81	22.01	25.92
Class R-5	36.38	15.93	22.28	26.64
Class R-6	37.28	15.91	22.42	26.90
Class Y	34.92	15.83	22.23	26.34

Shares of beneficial interest outstanding
Class A	7,378,417	59,006	1,282,759	542,664
Class C	1,643,365	7,311	1,223,573	83,900
Class I	13,714,407	24,804,144	175,237,602	10,362,518
Class R-3	1,407,303	696	191,662	3,788
Class R-5	1,184,905	708	208,130	772
Class R-6	13,559,602	176,900	15,700,667	337,506
Class Y	700	1,234	183,984	3,911

(a) Identified cost	$1,055,054,177	$394,512,426	$3,659,927,384	$217,583,116

(b) Includes securities on loan, at value	$—	$—	$1,508,265	$—

(c) Identified cost	$13,052,028	$—	$—	$—

(d) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(e) The maximum offering price is computed as 100/95.25 of NAV.

26	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)    |    04.30.2022

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Assets
Investments—unaffiliated, at value (a)	$490,100,582	$1,312,292,695	$1,170,837,208
Cash	22,697,732	41,158,122	6,431,439
Deposit at broker—open swap contracts	275,364	15,039,849	25,329,029
Deposit at broker—open futures contracts	—	1,387,454	5,638,930
Segregated cash—open forward contracts and/or TBA transactions	3,813,000	11,826,681	21,803,000
Receivable for investments sold	95,739,954	278,836,425	7,895,943
Receivable for fund shares sold	2,765,279	960,862	1,358,833
Receivable for dividends and interest, net	2,093,795	6,048,613	5,523,654
Prepaid expenses	1,447	2,213	1,632
Total assets	617,487,153	1,667,552,914	1,244,819,668

Liabilities
Written Options, at value (Premiums received of $—, $—, and $291,273)	—	—	145,800
Unrealized depreciation—open forward contracts	—	2,797,068	3,503,923
Variation margin payable—open swap contracts	15,577	563,376	1,769,994
Variation margin payable—open futures contracts	—	—	242,454
Payable for investments purchased	212,053,825	575,990,687	95,488,575
Payable for fund shares redeemed	925,377	3,122,180	1,051,647
Accrued custody fees	3,530	13,474	21,269
Accrued investment advisory fees, net	32,187	145,795	233,114
Accrued administrative fees	32,735	93,880	95,726
Accrued distribution fees	13,667	15,618	8,646
Accrued shareholder servicing fees	35,983	101,485	89,436
Accrued professional fees	39,260	39,359	39,359
Accrued trustees compensation	17,581	17,581	17,581
Accrued officers compensation	46	46	46
Other accrued expenses	40,672	60,700	46,011
Total liabilities	213,210,440	582,961,249	102,753,581
Net assets	404,276,713	1,084,591,665	1,142,066,087

Net assets consists of
Paid-in capital	454,694,130	1,201,521,549	1,200,874,209
Total distributable earnings (loss)	(50,417,417)	(116,929,884)	(58,808,122)
Net assets	404,276,713	1,084,591,665	1,142,066,087

Net assets, at market value
Class A	3,830,256	4,482,502	4,586,074
Class C	8,037,716	4,578,060	1,974,057
Class I	364,592,217	1,021,666,755	1,011,287,095
Class R-3	124,182	157,421	10,896
Class R-5	11,192	11,299	731,095
Class R-6	261,682	3,415,903	96,505,667
Class Y	27,419,468	50,279,725	26,971,203

NAV, offering and redemption price per share (b)
Class A	$11.42	$31.20	$11.93
Class A maximum offering price (c)	11.86	32.42	12.39
Class C	11.37	31.03	11.85
Class I	11.44	31.32	11.95
Class R-3	11.43	31.20	11.92
Class R-5	11.44	31.31	11.95
Class R-6	11.45	31.33	11.95
Class Y	11.43	31.23	12.00

Shares of beneficial interest outstanding
Class A	335,418	143,658	384,350
Class C	707,215	147,544	166,520
Class I	31,883,873	32,615,807	84,615,770
Class R-3	10,866	5,046	914
Class R-5	978	361	61,169
Class R-6	22,847	109,039	8,072,450
Class Y	2,399,496	1,609,814	2,247,260

(a) Identified cost	$516,633,153	$1,374,567,568	$1,213,052,622

(b) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(c) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.	27

Statements of Operations

(UNAUDITED)    |    11.01.21 to 04.30.2022

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund

Investment income
Dividends—unaffiliated	$2,387,238	$636,924	$11,327,055	$14,175,273
Less: foreign taxes withheld	—	(49,029)	(9,951)	(224,628)
Interest	904	95	2,146	8,895
Securities lending, net (Note 7)	6,819	12	—	1,795
Total investment income	2,394,961	588,002	11,319,250	13,961,335

Expenses
Investment advisory fees	1,847,628	74,857	2,152,524	18,953,997
Administrative fees:
Class A	103,175	1,838	116,011	399,842
Class C	6,316	882	35,976	59,085
Class I	194,690	5,058	327,450	842,485
Class R-3	217	80	841	22,657
Class R-5	2,822	2	3,546	448,587
Class R-6	704	2,827	4,416	1,941,814
Class Y	13	7	302	1,946
Distribution and service fees:
Class A	257,938	4,594	290,028	999,604
Class C	63,165	8,820	359,758	590,851
Class R-3	1,086	398	4,203	113,287
Class Y	32	18	756	4,864
Shareholder servicing fees:
Class A	82,699	1,444	115,438	577,444
Class C	4,159	555	29,305	46,428
Class I	164,041	3,401	257,441	672,830
Class R-3	312	116	1,195	33,986
Class R-5	2,751	—	3,546	448,587
Class Y	—	—	416	2,856
Custodian fees	7,366	27,833	13,113	96,516
Professional fees	49,247	51,656	49,617	49,790
State registration fees	58,150	47,145	54,529	91,902
Trustees compensation	37,445	37,445	37,445	37,445
Officers compensation	6,761	6,761	6,761	6,761
Internal audit fees	1,891	1,891	1,891	1,891
Interest expense on line of credit	200	95	—	3,091
Other expenses	91,450	39,277	136,575	694,315
Total expenses before adjustments	2,984,258	317,000	4,003,083	27,142,861

Fees and expenses waived	(452,314)	(192,071)	—	—
Recovered fees previously waived by Manager	—	—	—	—
Total expenses after adjustments	2,531,944	124,929	4,003,083	27,142,861

Net investment income (loss)	(136,983)	463,073	7,316,167	(13,181,526)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	14,703,690	(798,975)	22,614,884	345,051,805
Foreign currency transactions	—	(34,973)	—	—
Net realized gain (loss)	14,703,690	(833,948)	22,614,884	345,051,805
Net change in unrealized appreciation (depreciation) on
investments—unaffiliated and foreign currency translations	(117,924,548)	(2,414,229)	(72,133,805)	(2,222,787,808)
Net gain (loss) on investments	(103,220,858)	(3,248,177)	(49,518,921)	(1,877,736,003)

Net increase (decrease) in assets resulting from operations	(103,357,841)	(2,785,104)	(42,202,754)	(1,890,917,529)

28	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)    |    11.01.21 to 04.30.2022

	Carillon Eagle Small Cap Growth Fund	Carillon ClariVest International Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund

Investment income
Dividends—unaffiliated	$4,870,221	$9,954,776	$30,579,000	$1,158,197
Less: foreign taxes withheld	(57,845)	(820,317)	(54,018)	(147)
Interest	2,019	419	7,193	103
Securities lending, net (Note 7)	8,574	18,193	9,448	5,970
IRS compliance fee and related expenses for withholding tax claims	—	(33,385)	—	—
Total investment income	4,822,969	9,119,686	30,541,623	1,164,123

Expenses
Investment advisory fees	4,843,575	1,575,185	16,637,822	1,042,778
Administrative fees:
Class A	148,067	490	14,530	8,224
Class C	12,804	62	14,249	1,374
Class I	322,669	222,839	2,110,049	158,854
Class R-3	25,117	6	2,314	69
Class R-5	32,575	6	2,247	12
Class R-6	353,086	1,613	161,105	5,203
Class Y	12	10	1,497	61
Distribution and service fees:
Class A	370,169	1,225	36,324	20,559
Class C	128,045	618	142,492	13,738
Class R-3	125,584	30	11,567	344
Class Y	30	25	3,741	154
Shareholder servicing fees:
Class A	208,416	671	15,074	7,298
Class C	11,512	41	14,715	1,225
Class I	307,963	214,881	2,110,049	158,853
Class R-3	37,675	—	3,371	96
Class R-5	32,575	—	2,247	—
Class Y	1	—	1,367	37
Custodian fees	26,472	36,716	66,115	8,536
Professional fees	49,627	74,311	49,664	49,752
State registration fees	71,400	47,532	129,192	49,992
Trustees compensation	37,445	37,445	37,445	37,445
Officers compensation	6,761	6,761	6,761	6,761
Internal audit fees	1,891	1,891	1,891	1,891
Interest expense on line of credit	18,240	520	2,647	—
Other expenses	262,628	119,085	449,754	70,803
Total expenses before adjustments	7,434,339	2,341,963	22,028,229	1,644,059

Fees and expenses waived	—	(203,653)	—	—
Recovered fees previously waived by Manager	4	10	—	37
Total expenses after adjustments	7,434,343	2,138,320	22,028,229	1,644,096

Net investment income (loss)	(2,611,374)	6,981,366	8,513,394	(479,973)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	279,070,700	160,130,025	361,346,131	11,183,065
Investments—affiliated	(1,794,317)	—	—	—
Foreign currency transactions	—	(250,257)	43	—
Net realized gain (loss)	277,276,383	159,879,768	361,346,174	11,183,065
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated and foreign currency translations	(823,444,580)	(212,224,113)	(851,376,525)	(89,580,455)
Investments—affiliated	(11,769,884)	—	—	—
Net change in unrealized appreciation (depreciation)	(835,214,464)	(212,224,113)	(851,376,525)	(89,580,455)

Net gain (loss) on investments	(557,938,081)	(52,344,345)	(490,030,351)	(78,397,390)

Net increase (decrease) in assets resulting from operations	(560,549,455)	(45,362,979)	(481,516,957)	(78,877,363)

The accompanying notes are an integral part of the financial statements.	29

Statements of Operations

(UNAUDITED)    |    11.01.21 to 04.30.2022

	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund

Investment income
Interest	$3,776,893	$11,390,397	$10,435,404
Securities lending, net (Note 7)	44	531	74
Total investment income	3,776,937	11,390,928	10,435,478

Expenses
Investment advisory fees	887,396	2,472,796	3,609,349
Administrative fees:
Class A	2,148	3,044	2,452
Class C	5,303	2,785	1,011
Class I	196,791	578,887	542,159
Class R-3	64	77	6
Class R-5	6	6	108
Class R-6	505	1,827	40,729
Class Y	17,032	31,573	15,093
Distribution and service fees:
Class A	5,371	7,609	6,130
Class C	53,027	27,853	10,113
Class R-3	319	385	28
Class Y	42,580	78,931	37,733
Shareholder servicing fees:
Class A	1,783	2,620	1,933
Class C	3,853	3,174	1,007
Class I	188,512	505,859	519,307
Class R-3	73	87	—
Class R-5	—	—	100
Class Y	25,350	45,014	21,940
Custodian fees	8,061	39,324	50,942
Professional fees	52,311	52,362	52,362
State registration fees	70,751	84,204	63,078
Trustees compensation	37,445	37,445	37,445
Officers compensation	6,761	6,761	6,761
Internal audit fees	1,891	1,891	1,891
Other expenses	88,112	168,146	127,160
Total expenses before adjustments	1,695,445	4,152,660	5,148,837

Fees and expenses waived	(669,925)	(1,508,862)	(2,118,489)
Recovered fees previously waived by Manager	—	—	—
Total expenses after adjustments	1,025,520	2,643,798	3,030,348

Net investment income (loss)	2,751,417	8,747,130	7,405,130

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments—unaffiliated	(13,805,481)	(42,785,949)	(16,141,159)
Written options	—	—	1,099,712
Foreign currency transactions	—	(248,715)	4,015,946
Swap contracts—credit default	(41,722)	46,516	2,093,947
Swap contracts—inflation rate		1,796,868	1,804,987
Futures contracts	—	2,599,510	6,996,846
Forward contracts	—	(390,557)	(4,796,887)
Net realized gain (loss)	(13,847,203)	(38,982,327)	(4,926,608)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated and foreign currency translations	(29,023,245)	(70,302,990)	(50,443,142)
Written options	—	—	145,473
Swap contracts—credit default	(77,845)	(3,047,349)	(5,071,765)
Swap contracts—inflation rate		(1,396,187)	(6,704,963)
Futures contracts	—	559,486	2,592,369
Forward contracts	—	(6,318,832)	(8,030,787)
Net change in unrealized appreciation (depreciation)	(29,101,090)	(80,505,872)	(67,512,815)

Net gain (loss) on investments	(42,948,293)	(119,488,199)	(72,439,423)

Net increase (decrease) in assets resulting from operations	(40,196,876)	(110,741,069)	(65,034,293)

30	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund		Carillon ClariVest International Stock Fund		Carillon Eagle Growth & Income Fund		Carillon Eagle Mid Cap Growth Fund

	11/1/21 to 04/30/22(†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21

Net assets, beginning of period	$644,094,079	$465,275,149	$11,753,312	$8,341,303	$992,237,995	$741,554,876	$8,759,476,768	$6,618,025,126
Increase (decrease) in net assets from operations
Net investment income (loss)	(136,983)	117,984	463,073	161,202	7,316,167	14,101,451	(13,181,526)	(30,699,283)
Net realized gain (loss)	14,703,690	42,101,898	(833,948)	1,247,289	22,614,884	76,617,294	345,051,805	788,254,782
Net change in unrealized appreciation (depreciation)	(117,924,548)	155,328,378	(2,414,229)	1,603,556	(72,133,805)	188,176,123	(2,222,787,808)	1,707,606,419
Net increase (decrease) in net assets resulting from operations	(103,357,841)	197,548,260	(2,785,104)	3,012,047	(42,202,754)	278,894,868	(1,890,917,529)	2,465,161,918
Distributions to shareholders from earnings	(42,228,090)	(68,705,690)	(235,421)	(75,569)	(83,997,689)	(41,379,128)	(759,309,582)	(166,160,322)
Fund share transactions
Proceeds from shares sold-Class A	2,657,371	7,225,814	331,951	799,435	18,912,507	44,038,316	43,782,932	159,446,649
Issued as reinvestment of distributions-Class A	14,336,613	24,692,681	56,138	22,333	16,782,707	7,437,132	81,392,202	18,726,911
Cost of shares redeemed-Class A	(12,910,474)	(25,277,169)	(284,457)	(514,433)	(18,424,373)	(36,349,151)	(103,611,587)	(281,953,398)
Proceeds from shares sold-Class C	330,787	896,180	280,693	257,965	3,875,055	8,475,970	2,971,423	8,482,961
Issued as reinvestment of distributions-Class C	1,443,347	2,718,143	17,493	1,250	5,214,215	2,978,724	16,318,983	4,229,943
Cost of shares redeemed-Class C	(1,832,590)	(4,176,638)	(209,113)	(501,512)	(13,779,456)	(33,449,722)	(13,893,508)	(44,382,555)
Proceeds from shares sold-Class I	104,909,812	79,241,131	10,007,836	2,017,047	78,824,295	122,277,593	145,370,969	303,120,924
Issued as reinvestment of distributions-Class I	25,281,641	38,966,589	158,861	42,418	45,622,567	21,909,283	156,922,110	35,287,069
Cost of shares redeemed-Class I	(49,032,870)	(73,737,533)	(2,886,701)	(561,134)	(66,745,700)	(127,707,382)	(242,924,288)	(424,096,244)
Proceeds from shares sold-Class R-3	15,458	54,135	36,248	62,923	257,145	359,985	5,707,655	13,804,066
Issued as reinvestment of distributions-Class R-3	37,541	55,541	744	6,690	137,755	54,617	5,203,261	1,200,286
Cost of shares redeemed-Class R-3	(176,220)	(29,092)	(6,692)	(1,051,457)	(77,298)	(201,437)	(9,475,228)	(20,885,838)
Proceeds from shares sold-Class R-5	3,933,528	6,691,034	—	—	1,550,423	1,922,476	52,574,281	273,863,617
Issued as reinvestment of distributions-Class R-5	379,817	673,814	77	41	538,270	340,420	90,128,089	19,714,798
Cost of shares redeemed-Class R-5	(3,354,459)	(8,435,060)	—	—	(2,330,738)	(3,569,456)	(133,400,516)	(319,883,074)
Proceeds from shares sold-Class R-6	909,493	761,333	15,302,441	14,930	2,258,063	5,058,007	309,091,181	924,109,834
Issued as reinvestment of distributions-Class R-6	94,234	148,117	1,188	1,825	732,366	200,102	378,818,417	80,238,573
Cost of shares redeemed-Class R-6	(403,835)	(498,010)	(426,265)	(125,080)	(1,264,945)	(856,755)	(515,799,752)	(908,509,797)
Proceeds from shares sold-Class Y	—	3,000	407	2,192	664,613	264,800	573,836	891,474
Issued as reinvestment of distributions-Class Y	1,724	2,350	220	104	39,701	11,764	418,862	85,197
Cost of shares redeemed-Class Y	—	—	(4)	(6)	(953,187)	(27,907)	(1,513,290)	(1,041,350)
Net increase (decrease) from fund share transactions	86,620,918	49,976,360	22,381,065	475,531	71,833,985	13,167,379	268,656,032	(157,549,954)
Increase (decrease) in net assets	(58,965,013)	178,818,930	19,360,540	3,412,009	(54,366,458)	250,683,119	(2,381,571,079)	2,141,451,642
Net assets, end of period	585,129,066	644,094,079	31,113,852	11,753,312	937,871,537	992,237,995	6,377,905,689	8,759,476,768

Shares issued and redeemed
Shares sold-Class A	45,498	131,441	16,348	39,353	756,731	1,868,908	521,236	1,740,398
Issued as reinvestment of distributions-Class A	242,747	487,709	2,687	1,241	683,693	331,240	946,531	207,110
Shares redeemed-Class A	(217,284)	(457,323)	(14,290)	(26,409)	(739,819)	(1,517,347)	(1,230,870)	(3,034,864)
Shares sold-Class C	8,596	25,181	14,090	13,027	165,465	377,216	47,282	119,600
Issued as reinvestment of distributions-Class C	40,351	84,257	852	71	224,620	141,804	258,622	61,047
Shares redeemed-Class C	(49,369)	(121,369)	(10,507)	(26,556)	(574,583)	(1,492,703)	(224,443)	(633,930)
Shares sold-Class I	1,727,869	1,313,257	496,889	95,518	3,206,325	5,226,783	1,625,528	3,069,596
Issued as reinvestment of distributions-Class I	399,773	724,017	7,627	2,366	1,865,321	976,671	1,689,515	365,139
Shares redeemed-Class I	(799,981)	(1,247,081)	(150,475)	(29,573)	(2,693,815)	(5,353,901)	(2,672,508)	(4,267,021)
Shares sold-Class R-3	282	1,033	1,836	3,363	10,371	15,188	66,478	155,656
Issued as reinvestment of distributions-Class R-3	675	1,157	36	376	5,637	2,453	63,485	13,822
Shares redeemed-Class R-3	(3,378)	(515)	(334)	(54,887)	(3,235)	(8,492)	(117,411)	(233,607)
Shares sold-Class R-5	62,728	113,251	—	—	61,952	84,457	578,180	2,757,998
Issued as reinvestment of distributions-Class R-5	6,029	12,566	4	2	21,981	15,231	973,831	204,638
Shares redeemed-Class R-5	(52,856)	(141,446)	—	—	(92,844)	(156,265)	(1,490,527)	(3,185,565)
Shares sold-Class R-6	15,645	13,097	744,705	795	89,223	218,329	3,338,560	9,224,959
Issued as reinvestment of distributions-Class R-6	1,503	2,776	57	102	30,004	8,757	4,034,275	822,875
Shares redeemed-Class R-6	(6,310)	(8,201)	(21,700)	(6,290)	(51,430)	(35,042)	(5,454,785)	(9,039,986)
Shares sold-Class Y	—	53	20	129	27,266	11,614	6,688	8,912
Issued as reinvestment of distributions-Class Y	27	44	11	6	1,626	520	4,580	891
Shares redeemed-Class Y	—	—	—	—	(39,043)	(1,121)	(19,124)	(10,698)
Shares issued and redeemed	1,422,545	933,904	1,087,856	12,634	2,955,446	714,300	2,945,123	(1,653,030)

(†) The data for fiscal periods ending after October 31, 2021 is unaudited.

The accompanying notes are an integral part of the financial statements.	31

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund		Carillon ClariVest International Fund		Carillon Scout Mid Cap Fund		Carillon Scout Small Cap Fund

	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21

Net assets, beginning of period	$2,346,648,459	$2,876,211,347	$490,891,895	$454,817,921	$4,915,165,823	$2,805,727,211	$395,870,511	$294,939,896
Increase (decrease) in net assets from operations
Net investment income (loss)	(2,611,374)	(13,289,093)	6,981,366	11,340,427	8,513,394	548,459	(479,973)	(2,293,895)
Net realized gain (loss) on investments	277,276,383	879,098,945	159,879,768	48,967,535	361,346,174	536,578,876	11,183,065	59,157,671
Net change in unrealized appreciation (depreciation)	(835,214,464)	57,793,717	(212,224,113)	113,884,491	(851,376,525)	730,465,259	(89,580,455)	74,648,537
Net increase (decrease) in net assets resulting from operations	(560,549,455)	923,603,569	(45,362,979)	174,192,453	(481,516,957)	1,267,592,594	(78,877,363)	131,512,313
Distributions to shareholders from earnings	(595,177,276)	(511,775,483)	(56,326,474)	(45,202,786)	(496,708,988)	(79,310,015)	(57,666,725)	(27,973,047)
Fund share transactions
Proceeds from shares sold-Class A	25,063,862	72,748,634	55,958	87,464	5,747,904	12,526,852	958,161	3,779,223
Issued as reinvestment of distributions-Class A	88,353,278	60,001,335	117,945	77,987	2,540,521	458,034	2,685,204	1,100,799
Cost of shares redeemed-Class A	(76,218,452)	(132,257,396)	(29,521)	(127,570)	(6,824,012)	(7,200,825)	(1,221,224)	(2,537,871)
Proceeds from shares sold-Class C	1,137,315	2,944,863	4,184	60,179	3,097,921	7,884,267	87,921	156,981
Issued as reinvestment of distributions-Class C	14,385,326	13,686,709	14,207	8,947	2,668,763	438,271	491,408	493,427
Cost of shares redeemed-Class C	(6,987,401)	(30,957,718)	(9,965)	(51,201)	(3,777,247)	(4,057,894)	(769,046)	(4,078,779)
Proceeds from shares sold-Class I	245,783,754	142,641,031	4,894,576	12,480,786	438,703,994	1,632,392,757	16,087,062	64,910,572
Issued as reinvestment of distributions-Class I	171,230,338	117,692,817	55,312,173	44,337,947	426,534,005	67,739,332	51,319,499	24,763,589
Cost of shares redeemed-Class I	(263,465,380)	(408,322,911)	(50,666,305)	(149,199,597)	(592,433,693)	(817,661,397)	(27,329,538)	(90,225,972)
Proceeds from shares sold-Class R-3	6,944,221	10,908,987	—	—	528,460	1,581,129	1,712	16,641
Issued as reinvestment of distributions-Class R-3	17,101,074	11,737,240	1,397	905	505,625	77,809	25,405	14,180
Cost of shares redeemed-Class R-3	(10,822,591)	(27,729,272)	—	—	(756,918)	(1,015,320)	(65,278)	(38,186)
Proceeds from shares sold-Class R-5	6,049,126	38,396,193	—	—	1,145,090	1,647,038	—	—
Issued as reinvestment of distributions-Class R-5	20,605,197	36,465,064	1,481	926	430,678	63,485	3,817	2,044
Cost of shares redeemed-Class R-5	(48,147,250)	(203,256,824)	—	—	(397,198)	(716,898)	—	(71,139)
Proceeds from shares sold-Class R-6	46,228,212	268,107,874	206,537	537,337	147,087,557	87,233,527	659,440	2,605,402
Issued as reinvestment of distributions-Class R-6	209,808,706	241,425,823	409,035	344,188	22,627,395	3,828,565	1,702,996	877,259
Cost of shares redeemed-Class R-6	(301,347,611)	(1,155,618,028)	(647,954)	(1,476,038)	(35,807,461)	(55,519,435)	(942,120)	(4,325,364)
Proceeds from shares sold-Class Y	7,494	—	5,928	1,010	2,367,466	1,328,136	150	600
Issued as reinvestment of distributions-Class Y	6,377	4,790	2,540	1,087	381,187	251,046	22,752	14,776
Cost of shares redeemed-Class Y	(8)	(10,185)	(15)	(50)	(1,660,522)	(10,122,446)	(22,494)	(66,833)
Net increase (decrease) from fund share transactions	145,715,587	(941,390,974)	9,672,201	(92,915,693)	412,709,515	921,156,033	43,695,827	(2,608,651)
Increase (decrease) in net assets	(1,010,011,144)	(529,562,888)	(92,017,252)	36,073,974	(565,516,430)	2,109,438,612	(92,848,261)	100,930,615
Net assets, end of period	1,336,637,315	2,346,648,459	398,874,643	490,891,895	4,349,649,393	4,915,165,823	303,022,250	395,870,511

Shares issued and redeemed
Shares sold-Class A	635,185	1,223,856	3,236	4,619	236,345	487,729	30,698	98,335
Issued as reinvestment of distributions-Class A	2,271,877	1,053,579	6,664	4,396	110,361	19,709	86,119	31,424
Shares redeemed-Class A	(1,791,068)	(2,238,239)	(1,698)	(6,747)	(261,191)	(281,098)	(39,922)	(66,508)
Shares sold-Class C	76,417	88,279	239	3,198	132,688	314,896	2,893	4,160
Issued as reinvestment of distributions-Class C	975,277	424,000	810	509	118,876	19,147	16,419	14,462
Shares redeemed-Class C	(397,480)	(915,712)	(548)	(2,765)	(161,373)	(164,236)	(25,512)	(109,707)
Shares sold-Class I	4,356,771	2,196,036	274,695	650,928	18,162,926	63,551,360	522,838	1,688,362
Issued as reinvestment of distributions-Class I	3,870,487	1,889,434	3,096,986	2,479,751	18,400,949	2,904,774	1,626,093	701,319
Shares redeemed-Class I	(6,058,812)	(6,309,719)	(2,810,843)	(7,904,153)	(24,780,847)	(31,908,746)	(861,742)	(2,336,734)
Shares sold-Class R-3	164,380	194,065	—	—	22,815	63,310	54	441
Issued as reinvestment of distributions-Class R-3	483,217	219,470	79	50	22,186	3,370	829	409
Shares redeemed-Class R-3	(290,270)	(500,447)	—	—	(33,045)	(39,856)	(2,028)	(1,027)
Shares sold-Class R-5	141,803	585,350	—	—	49,660	62,667	—	—
Issued as reinvestment of distributions-Class R-5	461,379	581,302	83	51	18,701	2,738	121	58
Shares redeemed-Class R-5	(980,481)	(3,092,063)	—	—	(16,842)	(28,314)	—	(1,892)
Shares sold-Class R-6	961,931	4,010,002	11,504	28,492	6,231,353	3,440,108	21,408	67,370
Issued as reinvestment of distributions-Class R-6	4,585,983	3,785,290	22,928	19,271	977,003	164,387	53,688	24,753
Shares redeemed-Class R-6	(6,271,354)	(17,501,937)	(36,126)	(76,825)	(1,488,324)	(2,183,062)	(30,571)	(110,999)
Shares sold-Class Y	179	—	309	53	97,768	54,821	4	16
Issued as reinvestment of distributions-Class Y	149	78	143	61	16,581	10,812	732	423
Shares redeemed-Class Y	—	(159)	(1)	(3)	(70,229)	(392,753)	(709)	(1,759)
Shares issued and redeemed	3,195,570	(14,307,535)	568,460	(4,799,114)	17,786,361	36,101,763	1,401,412	2,906

(†) The data for fiscal periods ending after October 31, 2021 is unaudited.

32	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Carillon Reams Core Bond Fund		Carillon Reams Core Plus Bond Fund		Carillon Reams Unconstrained Bond Fund

	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21	11/1/21 to 04/30/22 (†)	11/1/20 to 10/31/21
Net assets, beginning of period	$506,325,026	$624,171,581	$1,236,644,772	$1,241,254,330	$1,215,980,154	$948,168,113
Increase (decrease) in net assets from operations
Net investment income (loss)	2,751,417	4,942,608	8,747,130	13,327,512	7,405,130	9,944,852
Net realized gain (loss) on investments	(13,847,203)	(8,310,811)	(38,982,327)	(8,109,675)	(4,926,608)	20,499,395
Net change in unrealized appreciation (depreciation)	(29,101,090)	(3,675,775)	(80,505,872)	(18,278,265)	(67,512,815)	(13,462,867)
Net increase (decrease) in net assets resulting from operations	(40,196,876)	(7,043,978)	(110,741,069)	(13,060,428)	(65,034,293)	16,981,380
Distributions to shareholders from earnings	(3,360,263)	(17,815,158)	(7,449,820)	(68,592,494)	(17,605,258)	(21,332,749)
Fund share transactions
Proceeds from shares sold-Class A	1,176,270	2,645,927	1,088,021	5,927,861	86,682	4,468,435
Issued as reinvestment of distributions-Class A	24,535	105,118	17,937	168,196	67,703	24,362
Cost of shares redeemed-Class A	(1,193,755)	(2,342,514)	(2,906,528)	(4,339,112)	(322,068)	(262,971)
Proceeds from shares sold-Class C	342,524	5,194,144	137,272	2,742,903	167,050	1,471,386
Issued as reinvestment of distributions-Class C	25,431	235,434	15,975	162,439	22,902	27,393
Cost of shares redeemed-Class C	(4,051,796)	(2,812,383)	(1,431,693)	(1,382,929)	(340,704)	(816,051)
Proceeds from shares sold-Class I	98,875,165	340,253,360	258,444,159	625,742,436	234,622,473	581,892,623
Issued as reinvestment of distributions-Class I	3,014,171	15,690,576	5,563,597	51,334,825	13,993,828	16,978,216
Cost of shares redeemed-Class I	(145,047,082)	(439,291,961)	(273,364,172)	(592,968,214)	(273,115,753)	(363,315,028)
Proceeds from shares sold-Class R-3	12,885	93,364	51,054	82,407	—	—
Issued as reinvestment of distributions-Class R-3	567	1,143	704	4,494	143	202
Cost of shares redeemed-Class R-3	(109)	(4,503)	(30,432)	(11,713)	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	591,615	153,378
Issued as reinvestment of distributions-Class R-5	87	340	69	635	2,352	1,285
Cost of shares redeemed-Class R-5	—	—	—	—	(4,278)	—
Proceeds from shares sold-Class R-6	88,667	748,278	149,467	4,504,039	39,470,895	25,212,844
Issued as reinvestment of distributions-Class R-6	8,045	20,639	21,859	69,620	1,052,582	1,081,790
Cost of shares redeemed-Class R-6	(828,388)	(194,303)	(169,596)	(730,556)	(5,893,208)	(718,428)
Proceeds from shares sold-Class Y	2,737,080	24,882,402	4,032,824	85,343,216	8,809,458	100,565,169
Issued as reinvestment of distributions-Class Y	201,636	1,405,708	357,377	5,317,461	388,707	591,350
Cost of shares redeemed-Class Y	(13,877,107)	(39,618,188)	(25,840,112)	(104,924,644)	(10,874,895)	(95,192,545)
Net increase (decrease) from fund share transactions	(58,491,174)	(92,987,419)	(33,862,218)	77,043,364	8,725,484	272,163,410
Increase (decrease) in net assets	(102,048,313)	(117,846,555)	(152,053,107)	(4,609,558)	(73,914,067)	267,812,041
Net assets, end of period	404,276,713	506,325,026	1,084,591,665	1,236,644,772	1,142,066,087	1,215,980,154

Shares issued and redeemed
Shares sold-Class A	95,474	204,729	32,146	167,021	6,916	345,574
Issued as reinvestment of distributions-Class A	1,970	8,098	519	4,721	5,340	1,887
Shares redeemed-Class A	(98,659)	(182,110)	(87,615)	(124,265)	(25,999)	(20,295)
Shares sold-Class C	27,850	402,786	4,109	77,456	13,889	113,580
Issued as reinvestment of distributions-Class C	2,034	18,114	464	4,554	1,816	2,124
Shares redeemed-Class C	(332,511)	(221,318)	(42,920)	(39,860)	(27,200)	(63,242)
Shares sold-Class I	8,188,008	26,342,104	7,587,655	17,649,041	18,690,143	44,891,635
Issued as reinvestment of distributions-Class I	241,693	1,209,383	160,743	1,439,650	1,103,372	1,313,341
Shares redeemed-Class I	(11,779,606)	(34,263,292)	(8,200,209)	(16,902,368)	(21,869,205)	(28,017,097)
Shares sold-Class R-3	1,030	7,281	1,518	2,342	—	—
Issued as reinvestment of distributions-Class R-3	45	88	20	126	11	16
Shares redeemed-Class R-3	(9)	(355)	(892)	(337)	—	—
Shares sold-Class R-5	—	—	—	—	48,527	11,812
Issued as reinvestment of distributions-Class R-5	7	26	2	18	185	99
Shares redeemed-Class R-5	—	—	—	—	(355)	—
Shares sold-Class R-6	7,354	58,058	4,429	126,968	3,160,578	1,944,350
Issued as reinvestment of distributions-Class R-6	645	1,594	632	1,956	82,993	83,713
Shares redeemed-Class R-6	(71,260)	(14,724)	(5,036)	(20,796)	(479,940)	(55,404)
Shares sold-Class Y	222,863	1,928,969	121,014	2,404,633	701,275	7,697,691
Issued as reinvestment of distributions-Class Y	16,135	108,143	10,339	149,029	30,494	45,509
Shares redeemed-Class Y	(1,122,096)	(3,095,565)	(766,613)	(3,006,328)	(874,571)	(7,297,690)
Shares issued and redeemed	(4,599,033)	(7,487,991)	(1,179,695)	1,933,561	568,269	20,997,603

(†) The data for fiscal periods ending after October 31, 2021 is unaudited.

The accompanying notes are an integral part of the financial statements.	33

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund
Class A*
11/01/21	04/30/22	$64.23	$(0.06)	$(9.29)	$(9.35)	$—	$(4.32)	$—	$(4.32)	$50.56	1.00	1.11	(0.22)	8	(15.52)	$179
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	—	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	—	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
11/01/18	10/31/19	42.91	0.14	3.75	3.89	(0.06)	(3.60)	—	(3.66)	43.14	1.00	1.14	0.34	49	11.23	170
11/01/17	10/31/18	43.14	0.07	2.40	2.47	—	(2.70)	—	(2.70)	42.91	1.02	1.12	0.15	45	5.83	177
11/01/16	10/31/17	35.05	0.02	10.24	10.26	(0.03)	(2.14)	—	(2.17)	43.14	1.20	1.20	0.07	33	30.84	164
Class C*
11/01/21	04/30/22	40.66	(0.17)	(5.64)	(5.81)	—	(4.32)	—	(4.32)	30.53	1.75	1.85	(0.97)	8	(15.84)	11
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	—	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	—	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13
11/01/18	10/31/19	31.12	(0.11)	2.46	2.35	—	(3.60)	—	(3.60)	29.87	1.75	1.90	(0.39)	49	10.38	15
11/01/17	10/31/18	32.23	(0.17)	1.76	1.59	—	(2.70)	—	(2.70)	31.12	1.80	1.90	(0.53)	45	5.02	20
11/01/16	10/31/17	26.88	(0.20)	7.69	7.49	—	(2.14)	—	(2.14)	32.23	1.97	1.97	(0.70)	33	29.83	63
Class I*
11/01/21	04/30/22	68.46	0.02	(9.95)	(9.93)	(0.02)	(4.32)	—	(4.34)	54.19	0.70	0.87	0.08	8	(15.41)	388
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	—	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	—	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
11/01/18	10/31/19	45.09	0.26	3.97	4.23	(0.20)	(3.60)	—	(3.80)	45.52	0.70	0.90	0.61	49	11.54	314
11/01/17	10/31/18	45.13	0.21	2.51	2.72	(0.06)	(2.70)	—	(2.76)	45.09	0.72	0.88	0.46	45	6.15	203
11/01/16	10/31/17	36.55	0.16	10.68	10.84	(0.12)	(2.14)	—	(2.26)	45.13	0.88	0.88	0.39	33	31.26	119
Class R-3*
11/01/21	04/30/22	60.77	(0.13)	(8.75)	(8.88)	—	(4.32)	—	(4.32)	47.57	1.25	1.42	(0.48)	8	(15.64)	0
11/01/20	10/31/21	49.29	(0.21)	19.40	19.19	—	(7.71)	—	(7.71)	60.77	1.25	1.42	(0.40)	20	43.09	1
11/01/19	10/31/20	41.18	(0.06)	8.76	8.70	—	(0.59)	—	(0.59)	49.29	1.25	1.56	(0.14)	31	21.32	0
11/01/18	10/31/19	41.17	0.05	3.56	3.61	—	(3.60)	—	(3.60)	41.18	1.25	1.58	0.12	49	10.96	1
11/01/17	10/31/18	41.60	(0.04)	2.31	2.27	—	(2.70)	—	(2.70)	41.17	1.29	1.47	(0.11)	45	5.56	1
11/01/16	10/31/17	33.95	(0.10)	9.89	9.79	—	(2.14)	—	(2.14)	41.60	1.51	1.56	(0.28)	33	30.43	1
Class R-5*
11/01/21	04/30/22	68.21	0.02	(9.91)	(9.89)	(0.02)	(4.32)	—	(4.34)	53.98	0.70	0.88	0.08	8	(15.41)	5
11/01/20	10/31/21	54.38	0.10	21.62	21.72	(0.18)	(7.71)	—	(7.89)	68.21	0.70	0.87	0.16	20	43.88	6
11/01/19	10/31/20	45.37	0.19	9.67	9.86	(0.26)	(0.59)	—	(0.85)	54.38	0.70	0.90	0.38	31	22.00	5
11/01/18	10/31/19	44.97	0.27	3.94	4.21	(0.21)	(3.60)	—	(3.81)	45.37	0.70	0.90	0.64	49	11.53	7
11/01/17	10/31/18	44.97	0.18	2.53	2.71	(0.01)	(2.70)	—	(2.71)	44.97	0.72	0.86	0.38	45	6.14	7
11/01/16	10/31/17	36.44	0.17	10.63	10.80	(0.13)	(2.14)	—	(2.27)	44.97	0.89	0.89	0.45	33	31.26	3
Class R-6*
11/01/21	04/30/22	67.92	0.06	(9.87)	(9.81)	(0.07)	(4.32)	—	(4.39)	53.72	0.60	0.78	0.18	8	(15.37)	2
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	—	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	—	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
11/01/18	10/31/19	44.77	0.31	3.93	4.24	(0.25)	(3.60)	—	(3.85)	45.16	0.60	0.80	0.73	49	11.67	45
11/01/17	10/31/18	44.82	0.26	2.48	2.74	(0.09)	(2.70)	—	(2.79)	44.77	0.63	0.79	0.55	45	6.23	44
11/01/16	10/31/17	36.35	0.14	10.66	10.80	(0.19)	(2.14)	—	(2.33)	44.82	0.82	0.82	0.34	33	31.36	41
Class Y*
11/01/21	04/30/22	68.16	(0.07)	(9.90)	(9.97)	—	(4.32)	—	(4.32)	53.87	1.00	1.03	(0.22)	8	(15.54)	0
11/01/20	10/31/21	54.39	(0.09)	21.64	21.55	(0.07)	(7.71)	—	(7.78)	68.16	1.00	1.04	(0.15)	20	43.45	0
11/01/19	10/31/20	45.42	0.03	9.68	9.71	(0.15)	(0.59)	—	(0.74)	54.39	1.00	1.62	0.06	31	21.60	0
11/01/18	10/31/19	44.90	0.14	3.99	4.13	(0.01)	(3.60)	—	(3.61)	45.42	1.00	1.73	0.33	49	11.23	0
11/20/17	10/31/18	45.64	0.08	2.00	2.08	(0.12)	(2.70)	—	(2.82)	44.90	1.01	1.55	0.18	45	4.67	0

Carillon ClariVest International Stock Fund
Class A*
11/01/21	04/30/22	21.00	0.41	(2.22)	(1.81)	(0.31)	—	—	(0.31)	18.88	1.38	3.40	4.11	96	(8.74)	3
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
11/01/18	10/31/19	16.92	0.28	0.49	0.77	(0.22)	—	—	(0.22)	17.47	1.45	4.12	1.67	43	4.74	4
11/01/17	10/31/18	18.71	0.28	(1.86)	(1.58)	(0.21)	—	—	(0.21)	16.92	1.45	2.85	1.50	49	(8.56)	5
11/01/16	10/31/17	15.02	0.17	3.71	3.88	(0.19)	—	—	(0.19)	18.71	1.54	3.72	1.03	80	26.15	4

34	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon ClariVest International Stock Fund (cont'd)
Class C*
11/01/21	04/30/22	$20.56	$0.33	$(2.18)	$(1.85)	$(0.19)	$—	$—	$(0.19)	$18.52	2.14	4.14	3.36	96	(9.08)	$2
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
11/01/18	10/31/19	16.53	0.15	0.51	0.66	(0.05)	—	—	(0.05)	17.14	2.20	4.91	0.90	43	4.01	2
11/01/17	10/31/18	18.32	0.04	(1.73)	(1.69)	(0.10)	—	—	(0.10)	16.53	2.20	3.68	0.21	49	(9.28)	3
11/01/16	10/31/17	14.79	0.04	3.65	3.69	(0.16)	—	—	(0.16)	18.32	2.29	4.50	0.27	80	25.21	5
Class I*
11/01/21	04/30/22	20.99	0.45	(2.21)	(1.76)	(0.38)	—	—	(0.38)	18.85	1.07	3.02	4.43	96	(8.57)	12
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
11/01/18	10/31/19	16.92	0.31	0.51	0.82	(0.28)	—	—	(0.28)	17.46	1.15	3.82	1.88	43	5.07	5
11/01/17	10/31/18	18.70	0.30	(1.82)	(1.52)	(0.26)	—	—	(0.26)	16.92	1.15	2.59	1.60	49	(8.29)	9
11/01/16	10/31/17	15.11	0.23	3.71	3.94	(0.35)	—	—	(0.35)	18.70	1.15	3.28	1.40	80	26.63	8
Class R-3*
11/01/21	04/30/22	20.69	0.39	(2.21)	(1.82)	(0.10)	—	—	(0.10)	18.77	1.63	3.68	3.87	96	(8.85)	0
11/01/20	10/31/21	15.07	0.15	5.58	5.73	(0.11)	—	—	(0.11)	20.69	1.70	5.47	0.85	80	38.17	0
11/01/19	10/31/20	17.27	0.15	(2.00)	(1.85)	(0.35)	—	—	(0.35)	15.07	1.70	5.26	0.96	54	(11.01)	1
11/01/18	10/31/19	16.74	0.24	0.49	0.73	(0.20)	—	—	(0.20)	17.27	1.70	4.49	1.44	43	4.54	1
11/01/17	10/31/18	18.53	0.19	(1.80)	(1.61)	(0.18)	—	—	(0.18)	16.74	1.70	3.17	1.01	49	(8.80)	1
11/01/16	10/31/17	15.04	0.15	3.67	3.82	(0.33)	—	—	(0.33)	18.53	1.71	3.98	0.89	80	25.91	1
Class R-5*
11/01/21	04/30/22	21.00	0.44	(2.20)	(1.76)	(0.37)	—	—	(0.37)	18.87	1.09	3.08	4.41	96	(8.55)	0
11/01/20	10/31/21	15.28	0.39	5.53	5.92	(0.20)	—	—	(0.20)	21.00	1.15	4.83	1.97	80	38.95	0
11/01/19	10/31/20	17.48	0.24	(2.02)	(1.78)	(0.42)	—	—	(0.42)	15.28	1.15	6.63	1.49	54	(10.48)	0
11/01/18	10/31/19	16.94	0.33	0.49	0.82	(0.28)	—	—	(0.28)	17.48	1.15	6.06	1.99	43	5.06	0
11/01/17	10/31/18	18.69	0.29	(1.81)	(1.52)	(0.23)	—	—	(0.23)	16.94	1.15	4.65	1.56	49	(8.26)	0
11/01/16	10/31/17	15.11	0.08	3.85	3.93	(0.35)	—	—	(0.35)	18.69	1.15	3.69	0.49	80	26.56	0
Class R-6*
11/01/21	04/30/22	21.06	0.46	(2.22)	(1.76)	(0.39)	—	—	(0.39)	18.91	0.88	2.19	4.62	96	(8.54)	14
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
11/01/18	10/31/19	16.97	0.34	0.49	0.83	(0.29)	—	—	(0.29)	17.51	1.05	3.90	2.02	43	5.16	0
11/01/17	10/31/18	18.75	0.29	(1.80)	(1.51)	(0.27)	—	—	(0.27)	16.97	1.05	2.81	1.55	49	(8.21)	0
11/01/16	10/31/17	15.14	0.26	3.71	3.97	(0.36)	—	—	(0.36)	18.75	1.05	3.78	1.55	80	26.82	0
Class Y*
11/01/21	04/30/22	20.89	0.41	(2.20)	(1.79)	(0.31)	—	—	(0.31)	18.79	1.38	3.32	4.11	96	(8.71)	0
11/01/20	10/31/21	15.21	0.33	5.51	5.84	(0.16)	—	—	(0.16)	20.89	1.45	5.09	1.68	80	38.55	0
11/01/19	10/31/20	17.34	0.19	(2.01)	(1.82)	(0.31)	—	—	(0.31)	15.21	1.45	5.72	1.19	54	(10.73)	0
11/01/18	10/31/19	16.86	0.35	0.40	0.75	(0.27)	—	—	(0.27)	17.34	1.45	4.35	2.10	43	4.70	0
11/20/17	10/31/18	18.54	0.21	(1.62)	(1.41)	(0.27)	—	—	(0.27)	16.86	1.45	3.59	1.20	49	(7.77)	0

Carillon Eagle Growth & Income Fund
Class A*
11/01/21	04/30/22	26.51	0.17	(1.22)	(1.05)	(0.18)	(2.04)	—	(2.22)	23.24	0.95	0.95	1.36	10	(4.38)	222
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	—	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	—	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165
11/01/18	10/31/19	21.44	0.41	1.74	2.15	(0.39)	(1.50)	—	(1.89)	21.70	0.97	0.97	1.98	25	11.47	171
11/01/17	10/31/18	20.39	0.40	1.57	1.97	(0.42)	(0.50)	—	(0.92)	21.44	0.98	0.98	1.91	10	9.76	147
11/01/16	10/31/17	18.39	0.34	2.93	3.27	(0.33)	(0.94)	—	(1.27)	20.39	1.03	1.03	1.74	10	18.56	147
Class C*
11/01/21	04/30/22	25.17	0.08	(1.17)	(1.09)	(0.09)	(2.04)	—	(2.13)	21.95	1.68	1.68	0.64	10	(4.77)	65
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	—	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	—	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
11/01/18	10/31/19	20.52	0.24	1.66	1.90	(0.24)	(1.50)	—	(1.74)	20.68	1.72	1.72	1.23	25	10.66	133
11/01/17	10/31/18	19.54	0.24	1.49	1.73	(0.25)	(0.50)	—	(0.75)	20.52	1.73	1.73	1.16	10	8.94	130
11/01/16	10/31/17	17.68	0.18	2.81	2.99	(0.19)	(0.94)	—	(1.13)	19.54	1.79	1.79	0.98	10	17.62	169

The accompanying notes are an integral part of the financial statements.	35

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Growth & Income Fund (cont'd)
Class I*
11/01/21	04/30/22	$26.43	$0.20	$(1.22)	$(1.02)	$(0.21)	$(2.04)	$—	$(2.25)	$23.16	0.68	0.68	1.64	10	(4.26)	$635
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	—	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	—	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
11/01/18	10/31/19	21.39	0.46	1.74	2.20	(0.45)	(1.50)	—	(1.95)	21.64	0.70	0.70	2.21	25	11.76	492
11/01/17	10/31/18	20.34	0.46	1.56	2.02	(0.47)	(0.50)	—	(0.97)	21.39	0.72	0.72	2.16	10	10.06	272
11/01/16	10/31/17	18.35	0.39	2.93	3.32	(0.39)	(0.94)	—	(1.33)	20.34	0.75	0.75	2.00	10	18.90	246
Class R-3*
11/01/21	04/30/22	26.39	0.13	(1.22)	(1.09)	(0.14)	(2.04)	—	(2.18)	23.12	1.24	1.24	1.05	10	(4.53)	2
11/01/20	10/31/21	20.13	0.27	6.99	7.26	(0.27)	(0.73)	—	(1.00)	26.39	1.25	1.25	1.12	32	37.07	2
11/01/19	10/31/20	21.61	0.31	(0.82)	(0.51)	(0.31)	(0.66)	—	(0.97)	20.13	1.27	1.27	1.53	41	(2.41)	1
11/01/18	10/31/19	21.35	0.34	1.74	2.08	(0.32)	(1.50)	—	(1.82)	21.61	1.30	1.30	1.66	25	11.12	2
11/01/17	10/31/18	20.30	0.33	1.56	1.89	(0.34)	(0.50)	—	(0.84)	21.35	1.31	1.31	1.59	10	9.40	2
11/01/16	10/31/17	18.32	0.28	2.91	3.19	(0.27)	(0.94)	—	(1.21)	20.30	1.34	1.34	1.44	10	18.15	2
Class R-5*
11/01/21	04/30/22	26.46	0.20	(1.22)	(1.02)	(0.21)	(2.04)	—	(2.25)	23.19	0.70	0.70	1.62	10	(4.27)	6
11/01/20	10/31/21	20.18	0.40	7.01	7.41	(0.40)	(0.73)	—	(1.13)	26.46	0.71	0.71	1.69	32	37.79	8
11/01/19	10/31/20	21.66	0.41	(0.80)	(0.39)	(0.43)	(0.66)	—	(1.09)	20.18	0.72	0.72	2.05	41	(1.82)	7
11/01/18	10/31/19	21.41	0.47	1.73	2.20	(0.45)	(1.50)	—	(1.95)	21.66	0.72	0.72	2.23	25	11.73	4
11/01/17	10/31/18	20.36	0.45	1.56	2.01	(0.46)	(0.50)	—	(0.96)	21.41	0.78	0.78	2.10	10	9.99	0
11/01/16	10/31/17	18.38	0.38	2.93	3.31	(0.39)	(0.94)	—	(1.33)	20.36	0.76	0.76	1.97	10	18.82	0
Class R-6*
11/01/21	04/30/22	26.39	0.21	(1.21)	(1.00)	(0.23)	(2.04)	—	(2.27)	23.12	0.60	0.60	1.72	10	(4.22)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	—	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	—	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
11/01/18	10/31/19	21.34	0.48	1.73	2.21	(0.46)	(1.50)	—	(1.96)	21.59	0.63	0.63	2.31	25	11.87	49
11/01/17	10/31/18	20.30	0.47	1.56	2.03	(0.49)	(0.50)	—	(0.99)	21.34	0.64	0.64	2.24	10	10.12	42
11/01/16	10/31/17	18.32	0.40	2.93	3.33	(0.41)	(0.94)	—	(1.35)	20.30	0.65	0.65	2.10	10	18.98	40
Class Y*
11/01/21	04/30/22	26.37	0.20	(1.27)	(1.07)	(0.17)	(2.04)	—	(2.21)	23.09	0.99	0.99	1.65	10	(4.46)	0
11/01/20	10/31/21	20.13	0.33	6.99	7.32	(0.35)	(0.73)	—	(1.08)	26.37	0.98	0.98	1.35	32	37.41	0
11/01/19	10/31/20	21.60	0.34	(0.80)	(0.46)	(0.35)	(0.66)	—	(1.01)	20.13	1.08	1.08	1.68	41	(2.18)	0
11/01/18	10/31/19	21.35	0.38	1.74	2.12	(0.37)	(1.50)	—	(1.87)	21.60	1.10	1.07	1.82	25	11.35	0
11/20/17	10/31/18	20.48	0.28	1.49	1.77	(0.40)	(0.50)	—	(0.90)	21.35	1.25	1.43	1.35	10	8.74	0

Carillon Eagle Mid Cap Growth Fund
Class A*
11/01/21	04/30/22	104.16	(0.28)	(21.59)	(21.87)	—	(9.75)	—	(9.75)	72.54	1.03	1.03	(0.65)	14	(22.46)	673
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	—	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	—	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
11/01/18	10/31/19	56.19	(0.26)	8.71	8.45	—	(1.50)	—	(1.50)	63.14	1.05	1.05	(0.44)	32	15.81	719
11/01/17	10/31/18	56.41	(0.28)	3.06	2.78	—	(3.00)	—	(3.00)	56.19	1.05	1.05	(0.46)	44	4.75	688
11/01/16	10/31/17	42.29	(0.26)	14.38	14.12	—	—	—	—	56.41	1.12	1.12	(0.53)	44	33.39	459
Class C*
11/01/21	04/30/22	79.34	(0.42)	(16.07)	(16.49)	—	(9.75)	—	(9.75)	53.10	1.71	1.71	(1.34)	14	(22.73)	99
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	—	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	—	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
11/01/18	10/31/19	44.61	(0.52)	6.81	6.29	—	(1.50)	—	(1.50)	49.40	1.74	1.74	(1.12)	32	15.05	136
11/01/17	10/31/18	45.67	(0.55)	2.49	1.94	—	(3.00)	—	(3.00)	44.61	1.74	1.74	(1.14)	44	4.00	147
11/01/16	10/31/17	34.48	(0.50)	11.69	11.19	—	—	—	—	45.67	1.84	1.84	(1.24)	44	32.45	146
Class I*
11/01/21	04/30/22	111.62	(0.16)	(23.27)	(23.43)	—	(9.75)	—	(9.75)	78.44	0.72	0.72	(0.34)	14	(22.35)	1,451
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	—	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	—	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
11/01/18	10/31/19	59.38	(0.08)	9.26	9.18	—	(1.50)	—	(1.50)	67.06	0.74	0.74	(0.12)	32	16.20	1,319
11/01/17	10/31/18	59.29	(0.10)	3.19	3.09	—	(3.00)	—	(3.00)	59.38	0.75	0.75	(0.16)	44	5.05	1,134
11/01/16	10/31/17	44.30	(0.11)	15.10	14.99	— (d)	—	—	— (d)	59.29	0.78	0.78	(0.21)	44	33.84	763

36	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions						Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income		From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Mid Cap Growth Fund (cont'd)
Class R-3*
11/01/21	04/30/22	$99.82	$(0.37)	$(20.62)	$(20.99)	$—		$(9.75)	$—	$(9.75)	$69.08	1.29	1.29	(0.91)	14	(22.56)	$37
11/01/20	10/31/21	74.62	(0.83)	28.07	27.24	—		(2.04)	—	(2.04)	99.82	1.28	1.28	(0.92)	23	36.91	53
11/01/19	10/31/20	60.92	(0.53)	15.67	15.14	—		(1.44)	—	(1.44)	74.62	1.31	1.31	(0.81)	27	25.30	44
11/01/18	10/31/19	54.42	(0.42)	8.42	8.00	—		(1.50)	—	(1.50)	60.92	1.34	1.34	(0.73)	32	15.49	45
11/01/17	10/31/18	54.88	(0.42)	2.96	2.54	—		(3.00)	—	(3.00)	54.42	1.32	1.32	(0.72)	44	4.43	35
11/01/16	10/31/17	41.25	(0.39)	14.02	13.63	—		—	—	—	54.88	1.38	1.38	(0.80)	44	33.04	32
Class R-5*
11/01/21	04/30/22	111.26	(0.16)	(23.19)	(23.35)	—		(9.75)	—	(9.75)	78.16	0.74	0.74	(0.36)	14	(22.35)	753
11/01/20	10/31/21	82.53	(0.38)	31.15	30.77	—		(2.04)	—	(2.04)	111.26	0.73	0.73	(0.38)	23	37.66	1,066
11/01/19	10/31/20	66.87	(0.17)	17.27	17.10	—		(1.44)	—	(1.44)	82.53	0.73	0.73	(0.24)	27	25.99	809
11/01/18	10/31/19	59.22	(0.09)	9.24	9.15	—		(1.50)	—	(1.50)	66.87	0.75	0.75	(0.14)	32	16.19	758
11/01/17	10/31/18	59.14	(0.11)	3.19	3.08	—		(3.00)	—	(3.00)	59.22	0.75	0.75	(0.18)	44	5.04	648
11/01/16	10/31/17	44.19	(0.11)	15.06	14.95	—	(d)	—	—	— (d)	59.14	0.79	0.79	(0.22)	44	33.84	284
Class R-6*
11/01/21	04/30/22	112.71	(0.12)	(23.52)	(23.64)	—		(9.75)	—	(9.75)	79.32	0.64	0.64	(0.26)	14	(22.31)	3,362
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—		(2.04)	—	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—		(1.44)	—	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295
11/01/18	10/31/19	59.78	(0.03)	9.33	9.30	—		(1.50)	—	(1.50)	67.58	0.65	0.65	(0.04)	32	16.30	2,695
11/01/17	10/31/18	59.62	(0.06)	3.22	3.16	—		(3.00)	—	(3.00)	59.78	0.66	0.66	(0.09)	44	5.14	1,636
11/01/16	10/31/17	44.51	(0.07)	15.19	15.12	(0.01)		—	—	(0.01)	59.62	0.69	0.69	(0.12)	44	33.97	692
Class Y*
11/01/21	04/30/22	110.11	(0.29)	(22.92)	(23.21)	—		(9.75)	—	(9.75)	77.15	1.03	1.03	(0.64)	14	(22.46)	3
11/01/20	10/31/21	81.94	(0.67)	30.88	30.21	—		(2.04)	—	(2.04)	110.11	1.03	1.03	(0.68)	23	37.24	5
11/01/19	10/31/20	66.60	(0.39)	17.17	16.78	—		(1.44)	—	(1.44)	81.94	1.05	1.05	(0.55)	27	25.61	4
11/01/18	10/31/19	59.14	(0.29)	9.25	8.96	—		(1.50)	—	(1.50)	66.60	1.01	1.01	(0.44)	32	15.89	4
11/20/17	10/31/18	60.71	(0.44)	1.87	1.43	—		(3.00)	—	(3.00)	59.14	1.13	1.13	(0.72)	44	2.18	0

Carillon Eagle Small Cap Growth Fund
Class A*
11/01/21	04/30/22	61.37	(0.11)	(13.29)	(13.40)	—		(16.32)	—	(16.32)	31.65	1.09	1.09	(0.54)	20	(26.78)	234
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—		(10.57)	—	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—		(3.27)	—	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
11/01/18	10/31/19	59.15	(0.32)	0.39	0.07	—		(10.99)	—	(10.99)	48.23	1.08	1.08	(0.65)	26	3.64	394
11/01/17	10/31/18	62.31	(0.40)	2.07	1.67	—		(4.83)	—	(4.83)	59.15	1.05	1.05	(0.63)	35	2.61	544
11/01/16	10/31/17	50.48	(0.27)	13.72	13.45	—		(1.62)	—	(1.62)	62.31	1.13	1.13	(0.47)	40	27.22	640
Class C*
11/01/21	04/30/22	34.57	(0.10)	(6.18)	(6.28)	—		(16.32)	—	(16.32)	11.97	1.78	1.78	(1.25)	20	(27.05)	20
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—		(10.57)	—	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—		(3.27)	—	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
11/01/18	10/31/19	43.65	(0.44)	(0.29)	(0.73)	—		(10.99)	—	(10.99)	31.93	1.76	1.76	(1.32)	26	2.92	68
11/01/17	10/31/18	47.51	(0.62)	1.59	0.97	—		(4.83)	—	(4.83)	43.65	1.75	1.75	(1.31)	35	1.89	111
11/01/16	10/31/17	39.10	(0.51)	10.54	10.03	—		(1.62)	—	(1.62)	47.51	1.82	1.82	(1.17)	40	26.37	169
Class I*
11/01/21	04/30/22	67.29	(0.06)	(14.87)	(14.93)	—		(16.32)	—	(16.32)	36.04	0.79	0.79	(0.24)	20	(26.68)	494
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—		(10.57)	—	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—		(3.27)	—	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
11/01/18	10/31/19	62.28	(0.17)	0.52	0.35	—		(10.99)	—	(10.99)	51.64	0.76	0.76	(0.33)	26	3.96	1,040
11/01/17	10/31/18	65.18	(0.22)	2.15	1.93	—		(4.83)	—	(4.83)	62.28	0.75	0.75	(0.33)	35	2.91	1,369
11/01/16	10/31/17	52.55	(0.08)	14.33	14.25	—		(1.62)	—	(1.62)	65.18	0.78	0.78	(0.13)	40	27.68	1,691
Class R-3*
11/01/21	04/30/22	57.51	(0.15)	(12.26)	(12.41)	—		(16.32)	—	(16.32)	28.78	1.35	1.35	(0.80)	20	(26.87)	40
11/01/20	10/31/21	51.28	(0.54)	17.34	16.80	—		(10.57)	—	(10.57)	57.51	1.30	1.30	(0.97)	28	34.32	60
11/01/19	10/31/20	46.02	(0.46)	8.99	8.53	—		(3.27)	—	(3.27)	51.28	1.31	1.31	(1.00)	21	19.22	58
11/01/18	10/31/19	57.14	(0.43)	0.30	(0.13)	—		(10.99)	—	(10.99)	46.02	1.34	1.34	(0.90)	26	3.37	66
11/01/17	10/31/18	60.51	(0.55)	2.01	1.46	—		(4.83)	—	(4.83)	57.14	1.32	1.32	(0.90)	35	2.32	85
11/01/16	10/31/17	49.18	(0.40)	13.35	12.95	—		(1.62)	—	(1.62)	60.51	1.38	1.38	(0.73)	40	26.92	98

The accompanying notes are an integral part of the financial statements.	37

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Eagle Small Cap Growth Fund (cont'd)
Class R-5*
11/01/21	04/30/22	$67.76	$(0.06)	$(15.00)	$(15.06)	$—	$(16.32)	$—	$(16.32)	$36.38	0.79	0.79	(0.27)	20	(26.69)	$43
11/01/20	10/31/21	58.64	(0.26)	19.95	19.69	—	(10.57)	—	(10.57)	67.76	0.77	0.77	(0.39)	28	35.03	106
11/01/19	10/31/20	51.92	(0.23)	10.22	9.99	—	(3.27)	—	(3.27)	58.64	0.76	0.76	(0.43)	21	19.88	205
11/01/18	10/31/19	62.56	(0.18)	0.53	0.35	—	(10.99)	—	(10.99)	51.92	0.77	0.77	(0.34)	26	3.94	362
11/01/17	10/31/18	65.45	(0.22)	2.16	1.94	—	(4.83)	—	(4.83)	62.56	0.75	0.75	(0.33)	35	2.92	441
11/01/16	10/31/17	52.75	(0.07)	14.39	14.32	—	(1.62)	—	(1.62)	65.45	0.77	0.77	(0.11)	40	27.71	469
Class R-6*
11/01/21	04/30/22	68.96	(0.04)	(15.32)	(15.36)	—	(16.32)	—	(16.32)	37.28	0.69	0.69	(0.16)	20	(26.65)	506
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	—	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	—	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
11/01/18	10/31/19	63.11	(0.12)	0.56	0.44	—	(10.99)	—	(10.99)	52.56	0.65	0.65	(0.23)	26	4.07	2,186
11/01/17	10/31/18	65.92	(0.16)	2.18	2.02	—	(4.83)	—	(4.83)	63.11	0.65	0.65	(0.24)	35	3.02	2,141
11/01/16	10/31/17	53.06	(0.04)	14.52	14.48	—	(1.62)	—	(1.62)	65.92	0.66	0.66	(0.06)	40	27.86	2,005
Class Y*
11/01/21	04/30/22	65.82	(0.09)	(14.49)	(14.58)	—	(16.32)	—	(16.32)	34.92	0.98	0.95	(0.40)	20	(26.75)	0
11/01/20	10/31/21	57.44	(0.59)	19.54	18.95	—	(10.57)	—	(10.57)	65.82	1.25	0.91	(0.92)	28	34.40	0
11/01/19	10/31/20	51.16	(0.51)	10.06	9.55	—	(3.27)	—	(3.27)	57.44	1.25	1.52	(0.97)	21	19.29	0
11/01/18	10/31/19	62.03	(0.33)	0.45	0.12	—	(10.99)	—	(10.99)	51.16	1.17	1.37	(0.61)	26	3.53	0
11/20/17	10/31/18	65.89	(0.50)	1.47	0.97	—	(4.83)	—	(4.83)	62.03	1.12	1.12	(0.77)	35	1.40	0

Carillon ClariVest International Fund
Class A*
11/01/21	04/30/22	19.85	0.26	(2.04)	(1.78)	(0.42)	(1.89)	—	(2.31)	15.76	1.25	1.33	2.92	90	(10.23)	1
11/01/20	10/31/21	15.42	0.36	5.67	6.03	(0.32)	(1.28)	—	(1.60)	19.85	1.31	1.34	1.91 +	15	40.37 ~	1
11/01/19	10/31/20	18.93	0.21	(2.28)	(2.07)	(0.39)	(1.05)	—	(1.44)	15.42	1.45	1.46	1.28	21	(12.26)	1
11/01/18	10/31/19	19.02	0.35	1.50	1.85	(0.66)	(1.28)	—	(1.94)	18.93	1.44	1.51	1.97	20	11.82	1
11/20/17	10/31/18	25.05	0.21	(2.26)	(2.05)	(0.22)	(3.76)	—	(3.98)	19.02	1.31	1.31	1.05	13	(9.90)	0
Class C*
11/01/21	04/30/22	19.55	0.19	(2.01)	(1.82)	(0.28)	(1.89)	—	(2.17)	15.56	2.00	2.01	2.14	90	(10.54)	0
11/01/20	10/31/21	15.30	0.23	5.60	5.83	(0.30)	(1.28)	—	(1.58)	19.55	2.06	2.03	1.20 +	15	39.28 ~	0
11/01/19	10/31/20	18.83	0.10	(2.29)	(2.19)	(0.29)	(1.05)	—	(1.34)	15.30	2.20	2.25	0.58	21	(12.90)	0
11/01/18	10/31/19	18.89	0.20	1.52	1.72	(0.50)	(1.28)	—	(1.78)	18.83	2.19	2.21	1.15	20	10.99	0
11/20/17	10/31/18	25.05	0.18	(2.38)	(2.20)	(0.20)	(3.76)	—	(3.96)	18.89	2.20	2.23	0.87	13	(10.59)	0
Class I*
11/01/21	04/30/22	20.05	0.28	(2.04)	(1.76)	(0.48)	(1.89)	—	(2.37)	15.92	0.95	1.04	3.10	90	(10.07)	395
11/01/20	10/31/21	15.53	0.42	5.71	6.13	(0.33)	(1.28)	—	(1.61)	20.05	1.01	1.05	2.20 +	15	40.76 ~	486
11/01/19	10/31/20	19.06	0.27	(2.31)	(2.04)	(0.44)	(1.05)	—	(1.49)	15.53	1.14	1.14	1.60	21	(12.03)	451
11/01/18	10/31/19	19.07	0.37	1.56	1.93	(0.66)	(1.28)	—	(1.94)	19.06	1.10	1.10	2.05	20	12.24	711
11/01/17	10/31/18	25.18	0.38	(2.51)	(2.13)	(0.22)	(3.76)	—	(3.98)	19.07	1.06	1.06	1.73	13	(10.12)	821
07/01/17	10/31/17	23.21	0.07	1.90	1.97	—	—	—	—	25.18	1.08	1.08	0.81	7	8.49	1,161
07/01/16	06/30/17	23.10	0.37	3.50	3.87	(0.42)	(3.34)	—	(3.76)	23.21	1.06	1.06	1.61	20	18.80	1,186
Class R-3*
11/01/21	04/30/22	19.88	0.24	(2.05)	(1.81)	(0.37)	(1.89)	—	(2.26)	15.81	1.50	1.43	2.66	90	(10.35)	0
11/01/20	10/31/21	15.47	0.32	5.69	6.01	(0.32)	(1.28)	—	(1.60)	19.88	1.56	1.45	1.66 +	15	40.03 ~	0
11/01/19	10/31/20	18.99	0.17	(2.30)	(2.13)	(0.34)	(1.05)	—	(1.39)	15.47	1.70	2.21	1.03	21	(12.51)	0
11/01/18	10/31/19	18.97	0.26	1.56	1.82	(0.52)	(1.28)	—	(1.80)	18.99	1.70	2.18	1.48	20	11.53	0
11/20/17	10/31/18	25.05	0.23	(2.33)	(2.10)	(0.22)	(3.76)	—	(3.98)	18.97	1.70	2.16	1.14	13	(10.16)	0
Class R-5*
11/01/21	04/30/22	20.05	0.29	(2.04)	(1.75)	(0.48)	(1.89)	—	(2.37)	15.93	0.95	0.93	3.21	90	(10.01)	0
11/01/20	10/31/21	15.53	0.43	5.70	6.13	(0.33)	(1.28)	—	(1.61)	20.05	1.01	0.95	2.21 +	15	40.76 ~	0
11/01/19	10/31/20	19.05	0.26	(2.29)	(2.03)	(0.44)	(1.05)	—	(1.49)	15.53	1.15	1.69	1.58	21	(12.01)	0
11/01/18	10/31/19	19.06	0.36	1.55	1.91	(0.64)	(1.28)	—	(1.92)	19.05	1.15	1.68	2.03	20	12.10	0
11/20/17	10/31/18	25.05	0.34	(2.34)	(2.00)	(0.23)	(3.76)	—	(3.99)	19.06	1.15	1.66	1.69	13	(9.68)	0

38	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon ClariVest International Fund (cont'd)
Class R-6*
11/01/21	04/30/22	$ 20.05	$ 0.28	$ (2.03)	$ (1.75)	$ (0.50)	$ (1.89)	$ —	$ (2.39)	$ 15.91	0.85	0.94	3.15	90	(10.02)	$3
11/01/20	10/31/21	15.52	0.46	5.69	6.15	(0.34)	(1.28)	—	(1.62)	20.05	0.91	0.96	2.38 +	15	40.89 ~	4
11/01/19	10/31/20	19.04	0.28	(2.29)	(2.01)	(0.46)	(1.05)	—	(1.51)	15.52	1.04	1.04	1.73	21	(11.89)	3
11/01/18	10/31/19	19.08	0.39	1.54	1.93	(0.69)	(1.28)	—	(1.97)	19.04	1.02	1.02	2.20	20	12.27	3
11/20/17	10/31/18	25.05	0.32	(2.30)	(1.98)	(0.23)	(3.76)	—	(3.99)	19.08	0.99	0.99	1.60	13	(9.59)	3
Class Y*
11/01/21	04/30/22	19.94	0.27	(2.04)	(1.77)	(0.45)	(1.89)	—	(2.34)	15.83	1.25	1.20	3.05	90	(10.18)	0
11/01/20	10/31/21	15.49	0.37	5.68	6.05	(0.32)	(1.28)	—	(1.60)	19.94	1.31	1.20	1.91 +	15	40.31 ~	0
11/01/19	10/31/20	19.01	0.21	(2.29)	(2.08)	(0.39)	(1.05)	—	(1.44)	15.49	1.45	2.19	1.28	21	(12.27)	0
11/01/18	10/31/19	19.01	0.31	1.55	1.86	(0.58)	(1.28)	—	(1.86)	19.01	1.45	2.19	1.73	20	11.79	0
11/20/17	10/31/18	25.05	0.28	(2.34)	(2.06)	(0.22)	(3.76)	—	(3.98)	19.01	1.45	2.16	1.39	13	(9.94)	0

Carillon Scout Mid Cap Fund
Class A*
11/01/21	04/30/22	27.73	0.01	(2.67)	(2.66)	(0.01)	(2.80)	—	(2.81)	22.26	1.21	1.21	0.12	76	(9.94)	29
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	—	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	—	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
11/01/18	10/31/19	18.37	0.09	1.20	1.29	(0.09)	(1.19)	—	(1.28)	18.38	1.20	1.20	0.50	170	8.31	21
11/20/17	10/31/18	20.18	0.05	(0.30)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.28	106	(1.51)	7
Class C*
11/01/21	04/30/22	27.14	(0.07)	(2.62)	(2.69)	—	(2.80)	—	(2.80)	21.65	1.96	1.96	(0.63)	76	(10.29)	26
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	—	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	—	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
11/01/18	10/31/19	18.26	(0.05)	1.18	1.13	(0.03)	(1.19)	—	(1.22)	18.17	1.99	1.99	(0.28)	170	7.34	20
11/20/17	10/31/18	20.18	(0.09)	(0.28)	(0.37)	(0.01)	(1.54)	—	(1.55)	18.26	1.94	1.94	(0.47)	106	(2.16)	9
Class I*
11/01/21	04/30/22	27.90	0.05	(2.70)	(2.65)	(0.02)	(2.80)	—	(2.82)	22.43	0.95	0.95	0.37	76	(9.84)	3,930
11/01/20	10/31/21	20.03	— (d)	8.44	8.44	(0.05)	(0.52)	—	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	—	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
11/01/18	10/31/19	18.41	0.13	1.20	1.33	(0.09)	(1.19)	—	(1.28)	18.46	0.98	0.98	0.75	170	8.48	2,685
11/01/17	10/31/18	19.77	0.08	0.12	0.20	(0.02)	(1.54)	—	(1.56)	18.41	0.97	0.97	0.40	106	0.74	2,420
07/01/17	10/31/17	18.11	— (d)	1.66	1.66	—	—	—	—	19.77	1.01	1.01	0.03	20	9.17	1,675
07/01/16	06/30/17	15.06	0.07	3.35	3.42	(0.07)	(0.30)	—	(0.37)	18.11	1.03	1.03	0.43	87	22.93	1,437
Class R-3*
11/01/21	04/30/22	27.48	(0.02)	(2.65)	(2.67)	—	(2.80)	—	(2.80)	22.01	1.50	1.50	(0.17)	76	(10.08)	4
11/01/20	10/31/21	19.81	(0.13)	8.32	8.19	—	(0.52)	—	(0.52)	27.48	1.50	1.50	(0.53)	109	41.84	5
11/01/19	10/31/20	18.29	(0.04)	1.63	1.59	(0.06)	(0.01)	—	(0.07)	19.81	1.54	1.54	(0.22)	109	8.71	3
11/01/18	10/31/19	18.32	0.03	1.19	1.22	(0.06)	(1.19)	—	(1.25)	18.29	1.56	1.56	0.16	170	7.87	3
11/20/17	10/31/18	20.18	0.01	(0.32)	(0.31)	(0.01)	(1.54)	—	(1.55)	18.32	1.44	1.44	0.04	106	(1.83)	2
Class R-5*
11/01/21	04/30/22	27.74	0.04	(2.68)	(2.64)	(0.02)	(2.80)	—	(2.82)	22.28	0.95	0.95	0.37	76	(9.86)	5
11/01/20	10/31/21	19.91	0.01	8.39	8.40	(0.05)	(0.52)	—	(0.57)	27.74	0.93	0.93	0.04	109	42.73	4
11/01/19	10/31/20	18.37	0.06	1.63	1.69	(0.14)	(0.01)	—	(0.15)	19.91	0.97	0.97	0.33	109	9.30	2
11/01/18	10/31/19	18.35	0.13	1.19	1.32	(0.11)	(1.19)	—	(1.30)	18.37	1.00	1.00	0.72	170	8.47	2
11/20/17	10/31/18	20.18	0.10	(0.36)	(0.26)	(0.03)	(1.54)	—	(1.57)	18.35	0.99	0.99	0.53	106	(1.62)	1
Class R-6*
11/01/21	04/30/22	27.88	0.06	(2.70)	(2.64)	(0.02)	(2.80)	—	(2.82)	22.42	0.85	0.85	0.47	76	(9.79)	352
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	—	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	—	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171
11/01/18	10/31/19	18.41	0.15	1.19	1.34	(0.11)	(1.19)	—	(1.30)	18.45	0.88	0.88	0.82	170	8.60	108
11/20/17	10/31/18	20.18	0.12	(0.32)	(0.20)	(0.03)	(1.54)	—	(1.57)	18.41	0.90	0.90	0.62	106	(1.29)	34
Class Y*
11/01/21	04/30/22	27.70	0.01	(2.67)	(2.66)	(0.01)	(2.80)	—	(2.81)	22.23	1.19	1.19	0.06	76	(9.95)	4
11/01/20	10/31/21	19.90	(0.06)	8.38	8.32	—	(0.52)	—	(0.52)	27.70	1.26	1.26	(0.24)	109	42.31	4
11/01/19	10/31/20	18.36	0.03	1.60	1.63	(0.08)	(0.01)	—	(0.09)	19.90	1.28	1.28	0.17	109	8.94	9
11/01/18	10/31/19	18.37	0.08	1.20	1.28	(0.10)	(1.19)	—	(1.29)	18.36	1.26	1.26	0.45	170	8.20	24
11/20/17	10/31/18	20.18	0.07	(0.32)	(0.25)	(0.02)	(1.54)	—	(1.56)	18.37	1.19	1.19	0.36	106	(1.51)	2

The accompanying notes are an integral part of the financial statements.	39

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Small Cap Fund
Class A*
11/01/21	04/30/22	$ 39.48	$ (0.08)	$ (7.14)	$ (7.22)	$ —	$ (5.85)	$ —	$ (5.85)	$ 26.41	1.17	1.17	(0.50)	8	(20.55)	$14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	—	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	—	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
11/01/18	10/31/19	27.10	(0.07)	1.23	1.16	—	(0.06)	—	(0.06)	28.20	1.16	1.16	(0.27)	21	4.30	13
11/20/17	10/31/18	29.63	(0.26)	2.68	2.42	—	(4.95)	—	(4.95)	27.10	1.23	1.23	(0.95)	22	8.00	12
Class C*
11/01/21	04/30/22	38.19	(0.19)	(6.86)	(7.05)	—	(5.85)	—	(5.85)	25.29	1.92	1.92	(1.23)	8	(20.83)	$2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	—	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	—	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
11/01/18	10/31/19	26.89	(0.25)	1.20	0.95	—	(0.06)	—	(0.06)	27.78	1.92	1.92	(0.92)	21	3.55	8
11/20/17	10/31/18	29.63	(0.47)	2.68	2.21	—	(4.95)	—	(4.95)	26.89	1.97	1.97	(1.69)	22	7.21	14
Class I*
11/01/21	04/30/22	39.88	(0.04)	(7.22)	(7.26)	(0.01)	(5.85)	—	(5.86)	26.76	0.93	0.93	(0.26)	8	(20.43)	277
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	—	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	—	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.94	(0.06)	21	4.55	297
11/01/17	10/31/18	29.33	(0.14)	2.93	2.79	—	(4.95)	—	(4.95)	27.17	0.95	0.97	(0.49)	22	9.36	287
07/01/17	10/31/17	26.81	(0.04)	2.56	2.52	—	—	—	—	29.33	1.03	1.03	(0.45)	6	9.40	271
07/01/16	06/30/17	21.45	(0.09)	6.52	6.43	—	(1.07)	—	(1.07)	26.81	1.04	1.04	(0.39)	25	30.70	242
Class R-3*
11/01/21	04/30/22	38.92	(0.12)	(7.03)	(7.15)	—	(5.85)	—	(5.85)	25.92	1.50	1.47	(0.79)	8	(20.68)	0
11/01/20	10/31/21	29.22	(0.43)	12.97	12.54	—	(2.84)	—	(2.84)	38.92	1.50	1.44	(1.14)	28	44.10	0
11/01/19	10/31/20	28.03	(0.23)	2.52	2.29	—	(1.10)	—	(1.10)	29.22	1.50	1.66	(0.86)	22	8.34	0
11/01/18	10/31/19	27.02	(0.16)	1.23	1.07	—	(0.06)	—	(0.06)	28.03	1.50	1.55	(0.56)	21	3.98	0
11/20/17	10/31/18	29.63	(0.33)	2.67	2.34	—	(4.95)	—	(4.95)	27.02	1.50	1.67	(1.20)	22	7.70	0
Class R-5*
11/01/21	04/30/22	39.74	(0.05)	(7.19)	(7.24)	(0.01)	(5.85)	—	(5.86)	26.64	0.95	0.83	(0.29)	8	(20.46)	0
11/01/20	10/31/21	29.72	(0.18)	13.04	12.86	—	(2.84)	—	(2.84)	39.74	0.95	0.86	(0.50)	28	44.46	0
11/01/19	10/31/20	28.34	(0.10)	2.58	2.48	—	(1.10)	—	(1.10)	29.72	0.95	1.05	(0.36)	22	8.93	0
11/01/18	10/31/19	27.17	(0.02)	1.25	1.23	—	(0.06)	—	(0.06)	28.34	0.95	0.99	(0.07)	21	4.55	0
11/20/17	10/31/18	29.63	(0.17)	2.66	2.49	—	(4.95)	—	(4.95)	27.17	0.95	1.32	(0.60)	22	8.26	0
Class R-6*
11/01/21	04/30/22	40.06	(0.03)	(7.26)	(7.29)	(0.02)	(5.85)	—	(5.87)	26.90	0.83	0.83	(0.16)	8	(20.42)	9
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	—	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	—	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
11/01/18	10/31/19	27.20	— (d)	1.27	1.27	—	(0.06)	—	(0.06)	28.41	0.84	0.84	0.01	21	4.69	6
11/20/17	10/31/18	29.63	(0.13)	2.65	2.52	—	(4.95)	—	(4.95)	27.20	0.85	0.86	(0.47)	22	8.37	5
Class Y*
11/01/21	04/30/22	39.38	(0.07)	(7.12)	(7.19)	—	(5.85)	—	(5.85)	26.34	1.14	1.14	(0.45)	8	(20.52)	0
11/01/20	10/31/21	29.45	(0.28)	13.05	12.77	— (d)	(2.84)	—	(2.84)	39.38	1.11	1.11	(0.74)	28	44.57	0
11/01/19	10/31/20	28.17	(0.19)	2.57	2.38	—	(1.10)	—	(1.10)	29.45	1.25	1.25	(0.69)	22	8.62	0
11/01/18	10/31/19	27.09	(0.10)	1.24	1.14	—	(0.06)	—	(0.06)	28.17	1.25	1.23	(0.36)	21	4.23	0
11/20/17	10/31/18	29.63	(0.24)	2.65	2.41	—	(4.95)	—	(4.95)	27.09	1.25	1.59	(0.87)	22	7.96	0

Carillon Reams Core Bond Fund
Class A*
11/01/21	04/30/22	12.66	0.06	(1.23)	(1.17)	(0.07)	—	—	(0.07)	11.42	0.80	0.95	0.91	251	(9.28)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	—	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	—	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
11/01/18	10/31/19	11.03	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.02	0.80	1.20	1.85	409	11.12	1
11/20/17	10/31/18	11.42	0.20	(0.40)	(0.20)	(0.19)	—	—	(0.19)	11.03	0.80	1.16	1.88	278	(1.78)	1
Class C*
11/01/21	04/30/22	12.60	0.01	(1.21)	(1.20)	(0.03)	—	—	(0.03)	11.37	1.55	1.69	0.14	251	(9.56)	8
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	—	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	—	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
11/01/18	10/31/19	11.02	0.13	0.99	1.12	(0.13)	—	—	(0.13)	12.01	1.55	2.00	1.09	409	10.25	1
11/20/17	10/31/18	11.42	0.12	(0.40)	(0.28)	(0.12)	—	—	(0.12)	11.02	1.55	1.99	1.11	278	(2.43)	0

40	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Reams Core Bond Fund (cont'd)
Class I*
11/01/21	04/30/22	$ 12.67	$ 0.08	$ (1.21)	$ (1.13)	$ (0.10)	$ —	$ —	$ (0.10)	$ 11.44	0.40	0.72	1.30	251	(9.01)	$ 365
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	—	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	—	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
11/01/18	10/31/19	11.04	0.26	1.01	1.27	(0.27)	—	—	(0.27)	12.04	0.40	0.98	2.28	409	11.64	105
11/01/17	10/31/18	11.40	0.24	(0.38)	(0.14)	(0.22)	—	—	(0.22)	11.04	0.40	0.87	2.12	278	(1.23)	105
07/01/17	10/31/17	11.37	0.07	0.03	0.10	(0.07)	—	—	(0.07)	11.40	0.40	0.69	1.65	126	0.85	141
07/01/16	06/30/17	11.90	0.15	(0.24)	(0.09)	(0.19)	(0.25)	—	(0.44)	11.37	0.40	0.66	1.30	390	(0.71)	166
Class R-3*
11/01/21	04/30/22	12.67	0.04	(1.22)	(1.18)	(0.06)	—	—	(0.06)	11.43	1.05	1.23	0.67	251	(9.39)	0
11/01/20	10/31/21	13.15	0.03	(0.22)	(0.19)	(0.04)	(0.25)	—	(0.29)	12.67	1.05	1.20	0.22	227	(1.49)	0
11/01/19	10/31/20	12.03	0.08	1.40	1.48	(0.12)	(0.24)	—	(0.36)	13.15	1.05	1.59	0.59	549	12.63	0
11/01/18	10/31/19	11.04	0.19	0.99	1.18	(0.19)	—	—	(0.19)	12.03	1.05	1.97	1.61	409	10.82	0
11/20/17	10/31/18	11.42	0.16	(0.38)	(0.22)	(0.16)	—	—	(0.16)	11.04	1.05	2.02	1.51	278	(1.96)	0
Class R-5*
11/01/21	04/30/22	12.68	0.07	(1.22)	(1.15)	(0.09)	—	—	(0.09)	11.44	0.50	0.58	1.22	251	(9.13)	0
11/01/20	10/31/21	13.16	0.10	(0.22)	(0.12)	(0.11)	(0.25)	—	(0.36)	12.68	0.50	0.59	0.77	227	(0.98)	0
11/01/19	10/31/20	12.04	0.17	1.38	1.55	(0.19)	(0.24)	—	(0.43)	13.16	0.50	1.25	1.36	549	13.23	0
11/01/18	10/31/19	11.05	0.25	1.00	1.25	(0.26)	—	—	(0.26)	12.04	0.50	1.46	2.17	409	11.42	0
11/20/17	10/31/18	11.42	0.22	(0.38)	(0.16)	(0.21)	—	—	(0.21)	11.05	0.50	1.52	2.06	278	(1.40)	0
Class R-6*
11/01/21	04/30/22	12.68	0.08	(1.21)	(1.13)	(0.10)	—	—	(0.10)	11.45	0.40	0.62	1.30	251	(9.01)	0
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	—	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	—	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
11/01/18	10/31/19	11.05	0.26	1.00	1.26	(0.27)	—	—	(0.27)	12.04	0.40	1.46	2.26	409	11.53	0
11/20/17	10/31/18	11.42	0.23	(0.38)	(0.15)	(0.22)	—	—	(0.22)	11.05	0.40	1.52	2.16	278	(1.32)	0
Class Y*
11/01/21	04/30/22	12.66	0.05	(1.21)	(1.16)	(0.07)	—	—	(0.07)	11.43	0.80	1.02	0.89	251	(9.21)	27
11/01/20	10/31/21	13.15	0.06	(0.23)	(0.17)	(0.07)	(0.25)	—	(0.32)	12.66	0.80	1.01	0.48	227	(1.35)	42
11/01/19	10/31/20	12.03	0.07	1.45	1.52	(0.16)	(0.24)	—	(0.40)	13.15	0.80	0.98	0.55	549	12.96	57
11/01/18	10/31/19	11.04	0.22	0.99	1.21	(0.22)	—	—	(0.22)	12.03	0.80	1.26	1.89	409	11.09	1
11/01/17	10/31/18	11.40	0.19	(0.37)	(0.18)	(0.18)	—	—	(0.18)	11.04	0.80	1.19	1.71	278	(1.60)	2
07/01/17	10/31/17	11.37	0.05	0.03	0.08	(0.05)	—	—	(0.05)	11.40	0.80	1.00	1.25	126	0.71	3
07/01/16	06/30/17	11.90	0.10	(0.24)	(0.14)	(0.14)	(0.25)	—	(0.39)	11.37	0.79	0.97	0.91	390	(1.09)	3

Carillon Reams Core Plus Bond Fund
Class A*
11/01/21	04/30/22	34.45	0.17	(3.24)	(3.07)	(0.18)	—	—	(0.18)	31.20	0.80	0.90	1.03	249	(8.97)	4
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	—	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	—	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
11/01/18	10/31/19	30.44	0.58	3.01	3.59	(0.60)	—	—	(0.60)	33.43	0.80	0.98	1.79	413	11.89	0
11/20/17	10/31/18	31.76	0.54	(1.36)	(0.82)	(0.50)	—	—	(0.50)	30.44	0.80	0.97	1.85	292	(2.60)	0
Class C*
11/01/21	04/30/22	34.35	0.05	(3.23)	(3.18)	(0.14)	—	—	(0.14)	31.03	1.55	1.68	0.28	249	(9.29)	5
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	—	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	—	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
11/01/18	10/31/19	30.41	0.34	3.00	3.34	(0.37)	—	—	(0.37)	33.38	1.55	1.78	1.05	413	11.06	0
11/20/17	10/31/18	31.76	0.32	(1.36)	(1.04)	(0.31)	—	—	(0.31)	30.41	1.55	1.85	1.09	292	(3.31)	0
Class I*
11/01/21	04/30/22	34.54	0.24	(3.26)	(3.02)	(0.20)	—	—	(0.20)	31.32	0.40	0.65	1.44	249	(8.80)	1,022
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	—	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	—	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
11/01/18	10/31/19	30.46	0.72	2.99	3.71	(0.72)	—	—	(0.72)	33.45	0.40	0.66	2.23	413	12.32	635
11/01/17	10/31/18	31.74	0.66	(1.34)	(0.68)	(0.60)	—	—	(0.60)	30.46	0.40	0.60	2.11	292	(2.17)	607
07/01/17	10/31/17	31.64	0.16	0.11	0.27	(0.16)	—	(0.01)	(0.17)	31.74	0.40	0.58	1.53	123	0.85	741
07/01/16	06/30/17	32.98	0.42	(0.51)	(0.09)	(0.52)	(0.73)	—	(1.25)	31.64	0.40	0.59	1.32	433	(0.18)	784

The accompanying notes are an integral part of the financial statements.	41

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Reams Core Plus Bond Fund (cont'd)
Class R-3*
11/01/21	04/30/22	$ 34.47	$ 0.13	$ (3.24)	$ (3.11)	$ (0.16)	$ —	$ —	$ (0.16)	$ 31.20	1.05	1.18	0.79	249	(9.07)	$0
11/01/20	10/31/21	36.62	0.14	(0.60)	(0.46)	(0.32)	(1.37)	—	(1.69)	34.47	1.05	1.16	0.38	220	(1.37)	0
11/01/19	10/31/20	33.43	0.37	3.97	4.34	(0.54)	(0.61)	—	(1.15)	36.62	1.05	1.55	1.06	559	13.40	0
11/01/18	10/31/19	30.44	0.50	3.00	3.50	(0.51)	—	—	(0.51)	33.43	1.05	1.68	1.57	413	11.60	0
11/20/17	10/31/18	31.76	0.45	(1.34)	(0.89)	(0.43)	—	—	(0.43)	30.44	1.05	1.77	1.51	292	(2.84)	0
Class R-5*
11/01/21	04/30/22	34.54	0.22	(3.26)	(3.04)	(0.19)	—	—	(0.19)	31.31	0.50	0.53	1.34	249	(8.85)	0
11/01/20	10/31/21	36.65	0.33	(0.60)	(0.27)	(0.47)	(1.37)	—	(1.84)	34.54	0.50	0.56	0.94	220	(0.84)	0
11/01/19	10/31/20	33.45	0.59	3.95	4.54	(0.73)	(0.61)	—	(1.34)	36.65	0.50	1.08	1.68	559	14.03	0
11/01/18	10/31/19	30.46	0.68	3.00	3.68	(0.69)	—	—	(0.69)	33.45	0.50	1.18	2.12	413	12.20	0
11/20/17	10/31/18	31.76	0.61	(1.34)	(0.73)	(0.57)	—	—	(0.57)	30.46	0.50	1.27	2.07	292	(2.31)	0
Class R-6*
11/01/21	04/30/22	34.54	0.24	(3.25)	(3.01)	(0.20)	—	—	(0.20)	31.33	0.40	0.56	1.45	249	(8.77)	3
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	—	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	—	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0
11/01/18	10/31/19	30.46	0.71	3.00	3.71	(0.72)	—	—	(0.72)	33.45	0.40	1.18	2.22	413	12.32	0
11/20/17	10/31/18	31.76	0.64	(1.34)	(0.70)	(0.60)	—	—	(0.60)	30.46	0.40	1.27	2.17	292	(2.23)	0
Class Y*
11/01/21	04/30/22	34.48	0.17	(3.25)	(3.08)	(0.17)	—	—	(0.17)	31.23	0.80	0.96	1.03	249	(8.97)	50
11/01/20	10/31/21	36.60	0.23	(0.60)	(0.37)	(0.38)	(1.37)	—	(1.75)	34.48	0.80	0.95	0.64	220	(1.12)	77
11/01/19	10/31/20	33.43	0.43	3.98	4.41	(0.63)	(0.61)	—	(1.24)	36.60	0.80	0.93	1.18	559	13.64	99
11/01/18	10/31/19	30.44	0.59	2.99	3.58	(0.59)	—	—	(0.59)	33.43	0.80	0.97	1.84	413	11.87	14
11/01/17	10/31/18	31.73	0.53	(1.34)	(0.81)	(0.48)	—	—	(0.48)	30.44	0.80	0.96	1.70	292	(2.56)	17
07/01/17	10/31/17	31.63	0.12	0.10	0.22	(0.11)	—	(0.01)	(0.12)	31.73	0.80	0.93	1.13	123	0.71	28
07/01/16	06/30/17	32.97	0.30	(0.51)	(0.21)	(0.39)	(0.74)	—	(1.13)	31.63	0.78	0.91	0.94	433	(0.57)	30

Carillon Reams Unconstrained Bond Fund
Class A*
11/01/21	04/30/22	12.79	0.06	(0.75)	(0.69)	(0.04)	(0.13)	—	(0.17)	11.93	0.80	1.09	0.94	154	(5.46)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
11/01/18	10/31/19	11.45	0.21	0.69	0.90	(0.22)	—	—	(0.22)	12.13	0.80	1.14	1.74	289	7.92	0
11/20/17	10/31/18	11.83	0.21	(0.41)	(0.20)	(0.18)	—	—	(0.18)	11.45	0.80	1.20	1.85	139	(1.71)	0
Class C*
11/01/21	04/30/22	12.72	0.01	(0.75)	(0.74)	—	(0.13)	—	(0.13)	11.85	1.55	1.86	0.19	154	(5.83)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
11/01/18	10/31/19	11.42	0.11	0.71	0.82	(0.14)	—	—	(0.14)	12.10	1.55	1.96	0.92	289	7.19	0
11/20/17	10/31/18	11.83	0.11	(0.41)	(0.30)	(0.11)	—	—	(0.11)	11.42	1.55	2.42	0.99	139	(2.55)	0
Class I*
11/01/21	04/30/22	12.80	0.08	(0.75)	(0.67)	(0.05)	(0.13)	—	(0.18)	11.95	0.50	0.85	1.23	154	(5.29)	1,011
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	0.85	2.07	289	8.31	907
11/01/17	10/31/18	11.85	0.22	(0.43)	(0.21)	(0.21)	—	—	(0.21)	11.43	0.50	0.83	1.90	139	(1.79)	1,183
07/01/17	10/31/17	11.83	0.04	0.02	0.06	(0.04)	—	—	(0.04)	11.85	0.50	0.80	1.00	83	0.48	1,521
07/01/16	06/30/17	11.70	0.10	0.15	0.25	(0.12)	—	—	(0.12)	11.83	0.50	0.80	0.86	370	2.15	1,475
Class R-3*
11/01/21	04/30/22	12.77	0.04	(0.74)	(0.70)	(0.02)	(0.13)	—	(0.15)	11.92	1.05	1.22	0.71	154	(5.49)	0
11/01/20	10/31/21	12.81	0.05	0.14	0.19	(0.23)	—	—	(0.23)	12.77	1.05	1.25	0.39	80	1.45	0
11/01/19	10/31/20	12.11	0.16	0.78	0.94	(0.24)	—	—	(0.24)	12.81	1.05	1.81	1.32	435	7.85	0
11/01/18	10/31/19	11.43	0.18	0.69	0.87	(0.19)	—	—	(0.19)	12.11	1.05	1.80	1.51	289	7.63	0
11/20/17	10/31/18	11.83	0.15	(0.39)	(0.24)	(0.16)	—	—	(0.16)	11.43	1.05	2.25	1.40	139	(2.09)	0

42	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal period			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (a)	Without expenses waived/ recovered (a)	Net income (loss) (a)	Portfolio turnover rate (%) (b)	Total return (%) (b)(c)	Ending net assets (millions)
Beginning	Ending

Carillon Reams Unconstrained Bond Fund (cont'd)
Class R-5*
11/01/21	04/30/22	$ 12.80	$ 0.09	$ (0.76)	$ (0.67)	$ (0.05)	$ (0.13)	$ —	$ (0.18)	$ 11.95	0.50	0.85	1.38	154	(5.29)	$ 1
11/01/20	10/31/21	12.81	0.11	0.16	0.27	(0.28)	—	—	(0.28)	12.80	0.50	0.84	0.86	80	2.09	0
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	—	(0.30)	12.81	0.50	1.30	1.87	435	8.36	0
11/01/18	10/31/19	11.43	0.24	0.70	0.94	(0.25)	—	—	(0.25)	12.12	0.50	1.37	2.06	289	8.31	0
11/20/17	10/31/18	11.83	0.21	(0.40)	(0.19)	(0.21)	—	—	(0.21)	11.43	0.50	1.45	1.95	139	(1.62)	0
Class R-6*
11/01/21	04/30/22	12.80	0.08	(0.75)	(0.67)	(0.05)	(0.13)	—	(0.18)	11.95	0.40	0.76	1.34	154	(5.26)	97
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43
11/01/18	10/31/19	11.43	0.26	0.69	0.95	(0.26)	—	—	(0.26)	12.12	0.40	0.76	2.17	289	8.42	34
11/20/17	10/31/18	11.83	0.25	(0.43)	(0.18)	(0.22)	—	—	(0.22)	11.43	0.40	0.76	2.32	139	(1.53)	29
Class Y*
11/01/21	04/30/22	12.86	0.06	(0.76)	(0.70)	(0.03)	(0.13)	—	(0.16)	12.00	0.80	1.15	0.94	154	(5.46)	27
11/01/20	10/31/21	12.88	0.08	0.15	0.23	(0.25)	—	—	(0.25)	12.86	0.80	1.14	0.62	80	1.76	31
11/01/19	10/31/20	12.18	0.19	0.78	0.97	(0.27)	—	—	(0.27)	12.88	0.80	1.15	1.55	435	8.07	25
11/01/18	10/31/19	11.49	0.21	0.69	0.90	(0.21)	—	—	(0.21)	12.18	0.80	1.15	1.77	289	7.93	23
11/01/17	10/31/18	11.90	0.18	(0.41)	(0.23)	(0.18)	—	—	(0.18)	11.49	0.80	1.14	1.58	139	(1.97)	37
07/01/17	10/31/17	11.88	0.03	0.02	0.05	(0.03)	—	—	(0.03)	11.90	0.80	1.07	0.69	83	0.38	71
07/01/16	06/30/17	11.75	0.07	0.14	0.21	(0.08)	—	—	(0.08)	11.88	0.80	1.09	0.56	370	1.78	99

* Information for periods beginning after October 31, 2021 is unaudited. Per share amounts have been calculated using the daily average share method.

+ Excluding non-recurring income and associated expense amounts the net income (loss) to average net assets ratio would have been 1.04%, 0.27%, 1.31%, 0.80%, 1.35%, 1.37%, and 1.06% in Class A, Class C, Class I, Class R-3 , Class R-5, Class R-6, and Class Y, respectively.

For more information on these non-recurring income and associated expense amounts, please see the “Foreign Taxes” section of Note 2 in the Notes to the Financial Statements.

~ Excluding non-recurring income and associated expense amounts the total return would have been 39.17%, 38.14%, 39.64%, 38.83%, 39.63%, 39.69%, and 39.19%, in Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y, respectively.

For more information on these non-recurring income and associated expense amounts, please see the “Foreign Taxes” section of Note 2 in the Notes to the Financial Statements.

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(d) Per share amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.	43

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Note 1  |  Organization and investment objective  |  Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in the following series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”):

•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Fund (“International Fund”) seeks long-term growth of capital and income,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.

Class offerings  |  As of April 30, 2022, each fund was authorized and offered Class A, Class C, Class I, Class R-3, Class R-5, Class R-6, and Class Y shares to qualified buyers.

•

For all funds except the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I, Class R-3, Class R-5, Class R-6 and Class Y shares are each sold without a front-end sales charge or a CDSC.

Note 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events that may cause the last market quotation to be unreliable include:

•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, and subject to the Board’s oversight, Carillon Tower has established a Valuation Committee (“Valuation Committee”), comprised of certain officers of the Trust and other employees of Carillon Tower and its affiliates, to carry out various functions associated with properly valuing securities in the Funds’ portfolios. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set

44

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Carillon Tower checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Carillon Tower compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Carillon Tower documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for each fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2022, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only Unconstrained Bond Fund held options during the period ended April 30, 2022.

•

Swaps  |  Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2022, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•

Forward contracts  |  Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2022, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation

45

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each fund’s investments as of April 30, 2022:

	Level 1	Level 2	Level 3

Capital Appreciation Fund
Common stocks (a)	$578,456,004	$—	$—
Money market funds	4,084,628	—	—
Total investment portfolio	$582,540,632	$—	$—

International Stock Fund
Common stocks (a):
Australia	$—	$1,548,572	$—
Austria	—	99,902	—
Belgium	—	197,640	—
Canada	341,533	—	—
Denmark	—	1,259,700	—
Finland	—	720,946	—
France	—	2,899,247	—
Germany	—	2,182,325	—
Hong Kong	—	629,859	—
Ireland	—	85,735	—
Israel	182,910	—	—
Italy	—	423,299	—
Japan	—	7,745,787	—
Netherlands	—	1,889,543	—
Norway	—	289,830	—
Singapore	80,669	334,915	—
Spain	—	1,078,459	—
Sweden	—	238,724	—
Switzerland	—	2,337,708	—
United Kingdom	276,523	4,986,719	—
Preferred stocks	—	253,362	—
Exchange traded funds	302,016	—	—
Total investment portfolio	$1,183,651	$29,202,272	$—

Growth & Income Fund
Common stocks (a)	$912,192,115	$—	$—
Total investment portfolio	$912,192,115	$—	$—

Mid Cap Growth Fund
Common stocks (a)	$6,291,013,102	$—	$—
Total investment portfolio	$6,291,013,102	$—	$—

	Level 1	Level 2	Level 3

Small Cap Growth Fund
Common stocks (a)	$1,314,630,332	$—	$—
Total investment portfolio	$1,314,630,332	$—	$—

International Fund
Common stocks (a):
Australia	$—	$20,230,862	$—
Austria	—	1,341,404	—
Belgium	—	2,632,754	—
Canada	4,620,518	—	—
Denmark	—	16,335,815	—
Finland	—	9,381,854	—
France	—	37,903,293	—
Germany	—	28,542,435	—
Hong Kong	—	8,254,364	—
Ireland	—	1,155,925	—
Israel	2,403,960	—	—
Italy	—	5,609,823	—
Japan	—	100,933,583	—
Netherlands	—	24,767,266	—
Norway	—	3,826,219	—
Singapore	1,056,976	4,394,274	—
Spain	—	14,145,117	—
Sweden	—	3,125,435	—
Switzerland	—	30,488,216	—
United Kingdom	3,561,435	65,230,872	—
Preferred stocks	—	3,312,756	—
Total investment portfolio	$11,642,889	$381,612,267	$—

Mid Cap Fund
Common stocks (a)	$4,096,991,970	$—	$—
Money market funds	1,597,104	—	—
Total investment portfolio	$4,098,589,074	$—	$—

Small Cap Fund
Common stocks (a)	$301,522,746	$—	$—
Total investment portfolio	$301,522,746	$—	$—

46

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

	Level 1	Level 2	Level 3

Core Bond Fund
Corporate bonds (a)	$—	$149,612,182	$—
Mortgage and asset-backed securities	—	160,302,152	—
Foreign government bonds	—	359,100	—
U.S. Treasuries	—	179,827,148	—
Total investment portfolio	$—	$490,100,582	$—
Credit default swaps	$—	$83,295	$—

Core Plus Bond Fund
Domestic corporate bonds (a)	$—	$339,597,233	$—
Foreign corporate bonds (a)	—	36,740,876	—
Mortgage and asset-backed securities	—	403,358,627	—
Foreign government bonds	—	77,048,149	—
U.S. Treasuries	—	455,547,810	—
Total investment portfolio	$—	$1,312,292,695	$—
Futures contracts (b)	$(918,274)	$—	$—
Credit default swaps	$—	$2,748,131	$—
Inflation rate swaps (b)	$—	$(1,396,187)	$—
Forward contracts (b)	$—	$(2,797,068)	$—

	Level 1	Level 2	Level 3

Unconstrained Bond Fund
Domestic corporate bonds (a)	$—	$306,707,540	$—
Foreign corporate bonds (a)	—	23,757,822	—
Mortgage and asset-backed securities	—	163,422,666	—
Foreign government bonds	—	92,309,994	—
U.S. Treasuries	—	584,049,771	—
Medium-term notes	—	589,415	—
Total investment portfolio	$—	$1,170,837,208	$—
Futures contracts (b)	$2,077,999	$—	$—
Written options	$(145,800)	$—	$—
Credit default swaps	$—	$3,946,838	$—
Inflation rate swaps (b)	$—	$(6,704,963)	$—
Forward contracts (b)	$—	$(3,503,923)	$—

(a) Please see the investment portfolio for details.

(b) Amounts presented for Futures Contracts, Inflation Rate Swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.

At April 30, 2022, the Funds did not hold any Level 3 investments.

Derivatives  |  The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.

•

Forward currency contracts  |  Each of the funds’ policies, except Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•

Futures contracts  |  Each of the funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.

•

Options and Options on Futures  |  Each of the funds’ policies, except Capital Appreciation, International Stock, Small Cap Growth, International, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices, currencies and futures. However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written

47

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•

Swap contracts  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.

•

Credit default swap contracts  |  The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

48

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

•

Interest rate swap contracts  |  An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Inflation rate swap contracts  |  An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•

Total return swap contracts  |  Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.

During the period ended April 30, 2022, the average of month-end derivative positions (notional value in U.S. dollars) were as follows:

	Inflation Rate Swap Contracts	Credit Default Swap Contracts (Sell Protection)	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts - USD Received	Forward Contracts - USD Delivered	Purchased Options	Written Options
Core Bond Fund	$—	$11,601,429	$—	$—	$—	$—	$—	$—
Core Plus Bond Fund	78,707,857	227,801,429	214,980,292	(55,893,907)	62,575,080	37,637,097	—	—
Unconstrained Bond Fund	155,277,714	214,422,857	599,990,751	(257,656,744)	127,509,654	116,081,404	177,476	(186,883)

Foreign currency transactions  |  The books and records of each fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

To-Be-Announced Securities  |  The Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund. As a purchaser of a TBA, the fund will segregate or “earmark” liquid securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each fund, except Capital Appreciation, International Stock and International, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2022, none of the Funds held any repurchase agreements.

49

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

As a result of court cases involving several countries across the European Union, the International Fund has filed tax reclaims in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims that have been recognized, if any, are reflected as “Foreign withholding tax claims and interest” in the Statements of Operations. Generally, unless Carillon Tower believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a fund’s net asset value. EU tax reclaims recognized by a fund, if any, reduce the amount of foreign taxes, if any, that a fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a fund were previously passed- through as foreign tax credits to its U.S. taxable shareholders, a fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). The closing agreement will result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. Based on current guidance from the IRS, it is expected that International Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Fund’s closing agreement liability are presented as “IRS compliance fee and related expenses for withholding tax claims” in the Statements of Operations and its estimated closing agreement liability is presented as “IRS compliance fee and related expenses for withholding tax claims” in the Statements of Assets and Liabilities. The actual IRS compliance fee in connection with the closing agreement may differ from the estimate and that difference may be material.

Expenses  |  Each fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.

Segregation and Collateralization  |  In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a fund either deliver collateral or segregate assets in connection with certain investments (e.g., forward currency contracts, securities with extended settlement periods, futures and swaps), the fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker- dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

Distributions  |  Each fund, except the Growth & Income Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Distributions made to shareholders from earnings were as follows:

Distributions from earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	11/1/21 to 4/30/22	$14,716,038	$1,446,357	$25,552,378	$37,541	$379,818	$94,234	$1,724
	11/1/20 to 10/31/21	25,460,982	2,732,124	39,632,761	55,541	673,815	148,117	2,350
International Stock Fund	11/1/21 to 4/30/22	56,628	17,493	159,071	744	77	1,188	220
	11/1/20 to 10/31/21	22,625	1,251	43,033	6,690	41	1,825	104
Growth & Income Fund	11/1/21 to 4/30/22	19,652,724	6,291,429	56,512,850	139,210	586,530	775,245	39,701
	11/1/20 to 10/31/21	8,894,323	3,561,007	28,286,806	55,575	367,453	202,200	11,764
Mid Cap Growth Fund	11/1/21 to 4/30/22	86,905,995	17,025,720	171,946,281	5,215,746	92,470,549	385,326,429	418,862
	11/1/20 to 10/31/21	20,093,745	4,387,423	38,581,641	1,207,650	20,226,980	81,577,686	85,197
Small Cap Growth Fund	11/1/21 to 4/30/22	95,432,723	14,934,190	232,783,017	17,185,244	20,622,322	214,213,403	6,377
	11/1/20 to 10/31/21	64,822,457	14,122,282	140,336,438	11,939,971	36,523,428	244,026,117	4,790
International Fund	11/1/21 to 4/30/22	117,988	14,207	55,779,825	1,397	1,482	409,035	2,540
	11/1/20 to 10/31/21	77,987	8,947	44,768,746	905	926	344,188	1,087
Mid Cap Fund	11/1/21 to 4/30/22	3,056,792	3,186,900	459,672,618	505,625	441,972	29,463,894	381,187
	11/1/20 to 10/31/21	514,569	502,805	72,820,267	77,809	64,161	5,079,358	251,046

50

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Distributions from earnings (cont'd)		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Small Cap Fund	11/1/21 to 4/30/22	$ 2,720,537	$ 494,473	$ 52,696,746	$ 25,405	$ 3,817	$ 1,702,995	$ 22,752
	11/1/20 to 10/31/21	1,109,296	496,151	25,459,340	14,180	2,044	877,259	14,777
Core Bond Fund	11/1/21 to 4/30/22	24,536	25,431	3,099,814	567	87	8,045	201,783
	11/1/20 to 10/31/21	105,142	236,026	16,046,120	1,144	340	20,639	1,405,747
Core Plus Bond Fund	11/1/21 to 4/30/22	33,650	26,309	7,005,482	704	69	21,876	361,730
	11/1/20 to 10/31/21	335,471	252,855	62,478,259	4,494	635	69,636	5,451,144
Unconstrained Bond Fund	11/1/21 to 4/30/22	67,703	22,902	16,070,668	143	2,352	1,052,582	388,908
	11/1/20 to 10/31/21	24,362	27,393	19,606,141	202	1,285	1,081,790	591,576

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.

NOTE 3  |  Purchases and sales of securities  |  During the period ended April 30, 2022, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Purchases	$95,655,248	$42,403,893	$96,539,959	$1,043,126,190	$355,314,372	$398,237,886
Sales	50,301,461	19,980,908	108,702,886	1,602,463,726	825,384,300	433,790,360

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases		$3,431,958,147	$26,660,033	$443,188,172	$1,271,117,925	$378,059,137
Purchases - U.S. Treasury securities		—	—	768,032,112	2,111,201,067	1,593,268,092
Sales		3,736,308,356	42,002,707	353,980,029	941,867,746	331,078,083
Sales - U.S. Treasury securities		—	—	740,520,825	2,095,374,316	1,285,403,515

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60% 0.55%
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60% 0.45% 0.40%
Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60% 0.55% 0.50%

Investment advisory fee rate schedule (cont’d)	Breakpoint	Investment advisory fee
International Stock Fund*, International Fund	First $1 billion Over $1 billion	0.70% 0.60%
Mid Cap Fund	First $1 billion Over $1 billion	0.80% 0.70%
Core Bond Fund, Core Plus Bond Fund	All assets	0.40%
Unconstrained Bond Fund	First $3 billion Over $3 billion	0.60% 0.55%

* Prior to the Board approved change effective March 1, 2022, the investment advisory fee for the International Stock Fund was 0.70% on all assets

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:

•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund, International Stock Fund and International Fund*,
•	Eagle Asset Management, Inc. serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund

* Prior to the Board approved change effective March 1, 2022, Scout served as subadviser for the International Fund

51

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Administrative fees  |  For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.

Distribution and service fees  |  Pursuant to the Class A, Class C, Class R-3 and Class Y Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each fund. Each fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares, 0.50% for Class R-3 shares, and 0.25% for Class Y shares. The Funds do not incur any distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  During the period ended April 30, 2022, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Front-end sales charges - Class A	$16,286	$307	$74,311	$68,319	$21,590	$417
CDSC - Class A	6	—	4	—	—	—
CDSC - Class C	1	11	38	18	8	—

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A		$17,937	$5,483	$2,484	$913	$114
CDSC - Class A		—	—	—	—	—
CDSC - Class C		—	—	—	4	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  During the period ended April 30, 2022, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Total agency brokerage commissions	$23,640	$31,126	$48,484	$474,567	$709,493	$436,491
Paid to RJA	—	—	—	4,767	82,613	—

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions		$2,019,294	$35,104	$—	$30,240	$135,639
Paid to RJA		—	—	—	—	—

Internal audit fees  |  RJA provides internal audit services to the Funds. Each fund paid RJA a fixed and/or hourly fee for these services through February 28, 2022. Beginning on March 1, 2022 none of the internal audit services fees are paid by the Funds.

Transactions with affiliates  |  An issuer in which a fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of Small Cap Growth Fund’s investments in securities of affiliated issuers is set forth below:

	Value at 10/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at 4/30/22	Dividend Income	Shares owned at 4/30/22
Fast Acquisition Corp.*	$20,193,920	$—	$(15,674,650)	$(1,792,864)	$(2,726,406)	$ —	$—	—
Universal Electronics, Inc.	39,058,077	—	(10,843,692)	(1,453)	(9,043,478)	19,169,454	—	649,812

Total	$59,251,997	$—	$(26,518,342)	$(1,794,317)	$(11,769,884)	$19,169,454	$—

* This security is no longer held by the fund as of the date of this report.

52

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Expense limitations  |  Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 28, 2023 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	1.00%	1.75%	0.70%	1.25%	0.70%	0.60%	1.00%
International Stock Fund*	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Growth & Income Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Small Cap Growth Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
International Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Mid Cap Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%
Small Cap Fund	1.25%	2.00%	0.95%	1.50%	0.95%	0.85%	1.25%
Core Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Core Plus Bond Fund	0.80%	1.55%	0.40%	1.05%	0.50%	0.40%	0.80%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	1.05%	0.50%	0.40%	0.80%

* Prior to the Board approved changes effective March 1, 2022, the expense limitation rate schedule for the International Stock Fund was as follows:

Expense limitations rate schedule	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
International Stock Fund	1.45%	2.20%	1.15%	1.70%	1.15%	1.05%	1.45%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed 11/1/21 to 4/30/22	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$115,673	$6,174	$323,736	$380	$5,067	$1,281	$3
International Stock Fund	36,977	17,646	98,571	1,629	43	37,066	139
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
International Fund	398	7	201,732	—	—	1,516	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	3,281	7,541	620,694	117	5	1,110	37,177
Core Plus Bond Fund	3,018	3,539	1,450,078	97	2	2,981	49,147
Unconstrained Bond Fund	6,995	3,095	1,909,728	10	377	145,184	53,100

A portion or all of a fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest and Scout for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest and Scout any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

53

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Recoverable expenses - 10/31/2024	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$115,673	$6,174	$323,736	$380	$5,067	$1,281	$3
International Stock Fund	36,977	17,646	98,571	1,629	43	37,066	139
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
International Fund	398	7	201,732	—	—	1,516	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	3,281	7,541	620,694	117	5	1,110	37,177
Core Plus Bond Fund	3,018	3,539	1,450,078	97	2	2,981	49,147
Unconstrained Bond Fund	6,995	3,095	1,909,728	10	377	145,184	53,100

Recoverable expenses - 10/31/2023	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$228,446	$14,380	$583,383	$773	$9,211	$2,537	$20
International Stock Fund	119,321	61,753	166,198	18,321	152	4,114	491
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
International Fund	255	—	217,787	—	—	1,888	—
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—	—
Core Bond Fund	5,606	14,994	1,596,984	132	11	1,721	104,214
Core Plus Bond Fund	6,731	8,049	3,045,629	129	7	3,379	139,037
Unconstrained Bond Fund	5,880	6,656	3,415,623	30	463	210,822	170,371

Recoverable expenses - 10/31/2022	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$261,382	$21,010	$549,306	$1,572	$11,348	$12,814	$91
International Stock Fund	104,016	63,252	145,449	32,089	182	5,188	386
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—
International Fund	117	73	—	43	51	—	74
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	239	46	—	—
Core Bond Fund	3,718	5,323	878,828	95	88	379	27,619
Core Plus Bond Fund	1,279	1,784	1,854,988	66	68	104	55,569
Unconstrained Bond Fund	1,837	2,446	2,953,078	83	89	135,002	72,334

54

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

The Manager recovered previously waived expenses during the period ended April 30, 2022 as follows:

Recovered fees previously waived	Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Capital Appreciation Fund	$—	$—	$—	$—	$—	$—	$—
International Stock Fund	—	—	—	—	—	—	—
Growth & Income Fund	—	—	—	—	—	—	—
Mid Cap Growth Fund	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	4
International Fund	—	—	—	4	1	—	5
Mid Cap Fund	—	—	—	—	—	—	—
Small Cap Fund	—	—	—	23	14	—	—
Core Bond Fund	—	—	—	—	—	—	—
Core Plus Bond Fund	—	—	—	—	—	—	—
Unconstrained Bond Fund	—	—	—	—	—	—	—

Trustees and officers compensation  |  Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are paid equally by each fund in the Carillon Family of Funds.

Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation was paid equally by each fund in the Carillon Family of Funds through February 28, 2022. Beginning on March 1, 2022 none of the Chief Compliance Officer’s total compensation is paid by the Funds.

NOTE 5  |  Federal income taxes and distributions  |  Each fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2018 to October 31, 2021) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods indicated were as follows (tax character for the period ended April 30, 2022 is estimated):

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Ordinary Income	11/1/21 to 4/30/22	$1,681,718	$235,421	$21,061,252	$—	$—	$14,796,723
	11/1/20 to 10/31/21	1,109,904	75,569	14,067,522	—	—	9,331,172
Long-term capital gain	11/1/21 to 4/30/22	40,546,372	—	62,936,437	759,309,582	595,177,276	41,529,751
	11/1/20 to 10/31/21	67,595,786	—	27,311,606	166,160,322	511,775,483	35,871,614

			Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	11/1/21 to 4/30/22		$79,256,173	$7,143,672	$3,360,263	$7,449,820	$17,605,258
	11/1/20 to 10/31/21		16,967,987	6,780,837	17,583,235	64,698,216	21,332,749
Long-term capital gain	11/1/21 to 4/30/22		417,452,815	50,523,053	—	—	—
	11/1/20 to 10/31/21		62,342,028	21,192,210	231,923	3,894,278	—

55

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

At October 31, 2021, the components of distributable earnings (losses) on a tax basis were as follows:

	Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Small Cap Growth Fund	International Fund
Cost of investments	$254,546,319	$9,686,141	$607,947,240	$4,614,326,156	$1,285,316,614	$290,913,983
Gross unrealized appreciation	385,773,271	1,921,141	369,281,770	4,217,790,787	1,139,010,862	220,670,468
Gross unrealized depreciation	(3,940,070)	(442,159)	(3,355,025)	(103,680,978)	(59,240,742)	(16,122,925)
Net unrealized appreciation/(depreciation)	381,833,201	1,478,982	365,926,745	4,114,109,809	1,079,770,120	204,547,543
Undistributed ordinary income	1,681,713	226,581	14,303,654	—	—	9,019,435
Undistributed long-term gain	40,546,372	—	62,936,128	759,309,374	595,177,208	41,529,654
Total undistributed earnings	42,228,085	226,581	77,239,782	759,309,374	595,177,208	50,549,089
Other accumulated gains (losses)	(1)	(7,975)	—	(24,628,859)	(11,456,923)	830,843
Total distributable earnings (loss)	$424,061,285	$1,697,588	$443,166,527	$4,848,790,324	$1,663,490,405	$255,927,475

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments		$3,695,872,194	$226,385,903	$466,231,933	$1,141,623,895	$1,045,922,738
Gross unrealized appreciation		1,352,850,184	187,131,184	5,403,000	17,092,757	14,945,291
Gross unrealized depreciation		(140,422,274)	(18,142,557)	(3,437,191)	(10,302,520)	(7,522,629)
Net unrealized appreciation/(depreciation)		1,212,427,910	168,988,627	1,965,809	6,790,237	7,422,662
Undistributed ordinary income		75,818,023	7,039,389	1,145,630	5,264,794	16,411,814
Undistributed long-term gain		417,451,907	50,522,990	—	—	—
Total undistributed earnings		493,269,930	57,562,379	1,145,630	5,264,794	16,411,814
Other accumulated gains (losses)		139	(7,949)	(9,971,717)	(10,794,026)	(3,047)
Total distributable earnings (loss)		$1,705,697,979	$226,543,057	$(6,860,278)	$1,261,005	$23,831,429

At October 31, 2021, the difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.

NOTE 6  |  Other Derivative Information  |  At April 30, 2022, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

			Asset	Liability
	Risk Exposure Category	Statements of Assets and Liabilities Location	Fair Value Amount	Fair Value Amount
Core Bond Fund	Credit	Open credit default swap contracts, at value*	$83,295	N/A

	Total		$83,295	N/A

Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$2,748,131	N/A
	Inflation	Unrealized appreciation - open inflation swap contracts*	684,408	N/A
	Inflation	Unrealized depreciation - open inflation swap contracts*	N/A	$2,080,595
	Interest rate	Unrealized appreciation - open futures contracts^	181,154	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	1,099,428
	Currency	Unrealized depreciation - open forward contracts	N/A	2,797,068

	Total		$3,613,693	$5,977,091

Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$3,946,838	N/A
	Inflation	Unrealized appreciation - open inflation swap contracts*	928,692	N/A
	Inflation	Unrealized depreciation - open inflation swap contracts*	N/A	$7,633,655
	Equity	Written options, at value	N/A	145,800
	Interest rate & Currency	Unrealized appreciation - open futures contracts^	7,255,098	N/A
	Interest rate & Currency	Unrealized depreciation - open futures contracts^	N/A	5,177,099
	Currency	Unrealized depreciation - open forward contracts	N/A	3,503,923

	Total		$12,130,628	$16,460,477

* Included in Deposit at broker—open swap contracts.

^ Included in Deposit at broker—open futures contracts.

56

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2022, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

For the period ended April 30, 2022, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit	Swap contracts	$(41,722)	$(77,845)

	Total		$(41,722)	$(77,845)

Core Plus Bond Fund	Credit	Swap contracts	$46,516	$(3,047,349)
	Inflation	Swap contracts	1,796,868	(1,396,187)
	Interest rate & Currency	Futures contracts	2,599,510	559,486
	Currency	Forward contracts	(390,557)	(6,318,832)

	Total		$4,052,337	$(10,202,882)

Unconstrained Bond Fund	Equity	Written options	$1,099,712	$145,473
	Credit	Swap contracts	2,093,947	(5,071,765)
	Inflation	Swap contracts	1,804,987	(6,704,963)
	Interest rate & Currency	Futures contracts	6,996,846	2,592,369
	Currency	Forward contracts	(4,796,887)	(8,030,787)

	Total		$7,198,605	$(17,069,673)

Refer to Note 2 for additional information regarding investments in derivatives.

NOTE 7  |  Securities lending  |  To earn additional income, each fund may loan portfolio securities to qualified broker dealers. The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Each security on loan as of the date of this report is footnoted on each fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.”

NOTE 8  |  Line of Credit  |  As of April 30, 2022, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each fund, except International Stock Fund and International Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund and International Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus 1.00%, which as of April 30, 2022 was

57

Notes to Financial Statements

(UNAUDITED)    |    04.30.2022

2.50% (prime rate of 3.50% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2022. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$2,739,000	$17,669	$200	2.25%
International Stock Fund	764,000	8,392	95	2.25
Mid Cap Growth Fund	12,737,000	273,271	3,091	2.25
Small Cap Growth Fund	56,290,000	1,610,160	18,240	2.25
International Fund	4,568,000	46,000	520	2.25
Mid Cap Fund	42,350,000	233,978	2,647	2.25

As of April 30, 2022, none of the Funds had any amounts outstanding under the line of credit.

NOTE 9  |  Regulatory Changes  |  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a fund uses derivatives, adversely affect the fund’s performance and increase costs related to the fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

NOTE 10  |  Other Matters  |  The ongoing novel coronavirus (“COVID-19”) pandemic has disrupted markets globally and caused significant uncertainty in the global economy. The pandemic has resulted in, among other things, travel restrictions, closed international borders, prolonged quarantines, cancellations, and supply chain disruptions, as well as general concern and uncertainty. Although an economic expansion is underway, it continues to be uneven and characterized by meaningful dispersion across sectors and industries. The duration, extent, and ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds are impossible to predict and will continue to evolve. The effects may impact the value and performance of the Funds, their ability to buy and sell investments at appropriate valuations, their ability to achieve their investment objectives, and their cash flows.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 11  |  Subsequent events  |

Chartwell Reorganizations: On June 1, 2022 Raymond James Financial, Inc. (“RJF”) completed its acquisition of TriState Capital Holdings, Inc. including its asset management subsidiary, Chartwell Investment Partners (“Chartwell”). On July 1, 2022, six series of Chartwell Funds (each a “Chartwell Fund”) will be reorganized into corresponding newly-created series of the Carillon Series Trust (“Carillon Chartwell Funds”) that are advised by Carillon Tower and subadvised by Chartwell Investment Partners. (“Chartwell”). The Chartwell Funds previously were advised by Chartwell, an investment adviser that became a wholly-owned subsidiary of Carillon Tower on June 1, 2022. The Carillon Chartwell Funds will commence operations on July 1, 2022. They currently include the Carillon Chartwell Mid Cap Value Fund, the Carillon Chartwell Small Cap Growth Fund, the Carillon Chartwell Small Cap Value Fund, the Carillon Chartwell Income Fund, the Carillon Chartwell Short Duration Bond Fund, and the Carillon Chartwell Short Duration High Yield Bond Fund.

Portfolio Manager Updates: Effective June 23, 2022, David Cavanaugh, currently a Senior Research Analyst for the Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) and Carillon Eagle Small Cap Growth Fund (“Small Cap Growth Fund”), will become a Portfolio Manager for each fund. In addition, effective as of the close of business on February 28, 2023, Bert L. Boksen, CFA® will transition to a new phase of his career at Eagle Asset Management, Inc. and no longer serve as a Portfolio Manager of the Mid Cap Growth Fund or Small Cap Growth Fund.

Fund Reorganization: On November 19, 2021, the Board of Trustees (“Board”) of Carillon Series Trust approved a Plan of Reorganization and Termination pursuant to which the Carillon ClariVest International Fund, formerly the Carillon Scout International Fund, would be reorganized into the Carillon ClariVest International Stock Fund, effective on or about July 16, 2022.

The Manager has evaluated subsequent events through June 22, 2022, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

58

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2022

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your fund’s prospectus or contact your financial adviser.

Actual expenses  |   The table below shows the actual expenses you would have paid on a $1,000 investment made in each fund on November 1, 2021 and held through April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |   The table below shows each fund’s expenses based on a $1,000 investment held from November 1, 2021 through April 30, 2022 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

Capital Appreciation Fund
Class A	$1,000.00	$844.80	$4.57	$1,019.84	$5.01	1.00%
Class C	1,000.00	841.60	7.99	1,016.12	8.75	1.75
Class I	1,000.00	845.90	3.20	1,021.32	3.51	0.70
Class R-3	1,000.00	843.60	5.71	1,018.60	6.26	1.25
Class R-5	1,000.00	846.00	3.20	1,021.32	3.51	0.70
Class R-6	1,000.00	846.30	2.75	1,021.82	3.01	0.60
Class Y	1,000.00	844.70	4.57	1,019.84	5.01	1.00

International Stock Fund
Class A	1,000.00	912.60	6.54	1,017.95	6.90	1.38
Class C	1,000.00	909.20	10.13	1,014.18	10.69	2.14
Class I	1,000.00	914.30	5.08	1,019.49	5.36	1.07
Class R-3	1,000.00	911.50	7.73	1,016.71	8.15	1.63
Class R-5	1,000.00	914.50	5.17	1,019.39	5.46	1.09
Class R-6	1,000.00	914.60	4.18	1,020.43	4.41	0.88
Class Y	1,000.00	912.90	6.55	1,017.95	6.90	1.38

Growth & Income Fund
Class A	1,000.00	956.20	4.61	1,020.08	4.76	0.95
Class C	1,000.00	952.30	8.13	1,016.46	8.40	1.68
Class I	1,000.00	957.40	3.30	1,021.42	3.41	0.68
Class R-3	1,000.00	954.70	6.01	1,018.65	6.21	1.24
Class R-5	1,000.00	957.30	3.40	1,021.32	3.51	0.70
Class R-6	1,000.00	957.80	2.91	1,021.82	3.01	0.60
Class Y	1,000.00	955.80	4.80	1,019.89	4.96	0.99

Mid Cap Growth Fund
Class A	1,000.00	775.40	4.53	1,019.69	5.16	1.03
Class C	1,000.00	772.70	7.52	1,016.31	8.55	1.71
Class I	1,000.00	776.50	3.17	1,021.22	3.61	0.72
Class R-3	1,000.00	774.40	5.68	1,018.40	6.46	1.29
Class R-5	1,000.00	776.50	3.26	1,021.12	3.71	0.74
Class R-6	1,000.00	776.90	2.82	1,021.62	3.21	0.64
Class Y	1,000.00	775.40	4.53	1,019.69	5.16	1.03

Small Cap Growth Fund
Class A	1,000.00	732.00	4.68	1,019.39	5.46	1.09
Class C	1,000.00	729.50	7.63	1,015.97	8.90	1.78
Class I	1,000.00	733.20	3.39	1,020.88	3.96	0.79
Class R-3	1,000.00	731.00	5.79	1,018.10	6.76	1.35
Class R-5	1,000.00	733.20	3.39	1,020.88	3.96	0.79
Class R-6	1,000.00	733.50	2.97	1,021.37	3.46	0.69
Class Y	1,000.00	732.50	4.21	1,019.93	4.91	0.98

59

Understanding Your Ongoing Costs

(UNAUDITED)    |    04.30.2022

60

		Actual expenses		Hypothetical expenses

	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio

International Fund
Class A	$1,000.00	$897.70	$5.88	$1,018.60	$6.26	1.25%
Class C	1,000.00	894.60	9.40	1,014.88	9.99	2.00
Class I	1,000.00	899.30	4.47	1,020.08	4.76	0.95
Class R-3	1,000.00	896.50	7.05	1,017.36	7.50	1.50
Class R-5	1,000.00	899.90	4.48	1,020.08	4.76	0.95
Class R-6	1,000.00	899.80	4.00	1,020.58	4.26	0.85
Class Y	1,000.00	898.20	5.88	1,018.60	6.26	1.25

Mid Cap Fund
Class A	1,000.00	900.60	5.70	1,018.79	6.06	1.21
Class C	1,000.00	897.10	9.22	1,015.08	9.79	1.96
Class I	1,000.00	901.20	4.48	1,020.08	4.76	0.95
Class R-3	1,000.00	899.20	7.06	1,017.36	7.50	1.50
Class R-5	1,000.00	901.40	4.48	1,020.08	4.76	0.95
Class R-6	1,000.00	901.70	4.01	1,020.58	4.26	0.85
Class Y	1,000.00	900.50	5.61	1,018.89	5.96	1.19

Small Cap Fund
Class A	1,000.00	794.50	5.21	1,018.99	5.86	1.17
Class C	1,000.00	791.70	8.53	1,015.27	9.59	1.92
Class I	1,000.00	795.70	4.14	1,020.18	4.66	0.93
Class R-3	1,000.00	793.20	6.67	1,017.36	7.50	1.50
Class R-5	1,000.00	795.40	4.23	1,020.08	4.76	0.95
Class R-6	1,000.00	795.80	3.70	1,020.68	4.16	0.83
Class Y	1,000.00	794.80	5.07	1,019.14	5.71	1.14

Core Bond Fund
Class A	1,000.00	907.20	3.78	1,020.83	4.01	0.80
Class C	1,000.00	904.40	7.32	1,017.11	7.75	1.55
Class I	1,000.00	909.90	1.89	1,022.81	2.01	0.40
Class R-3	1,000.00	906.10	4.96	1,019.59	5.26	1.05
Class R-5	1,000.00	908.70	2.37	1,022.32	2.51	0.50
Class R-6	1,000.00	909.90	1.89	1,022.81	2.01	0.40
Class Y	1,000.00	907.90	3.78	1,020.83	4.01	0.80

Core Plus Bond Fund
Class A	1,000.00	910.50	3.79	1,020.83	4.01	0.80
Class C	1,000.00	907.10	7.33	1,017.11	7.75	1.55
Class I	1,000.00	912.00	1.90	1,022.81	2.01	0.40
Class R-3	1,000.00	909.30	4.97	1,019.59	5.26	1.05
Class R-5	1,000.00	911.50	2.37	1,022.32	2.51	0.50
Class R-6	1,000.00	912.30	1.90	1,022.81	2.01	0.40
Class Y	1,000.00	910.30	3.79	1,020.83	4.01	0.80

Unconstrained Bond Fund
Class A	1,000.00	945.40	3.86	1,020.83	4.01	0.80
Class C	1,000.00	941.70	7.46	1,017.11	7.75	1.55
Class I	1,000.00	947.10	2.41	1,022.32	2.51	0.50
Class R-3	1,000.00	945.10	5.06	1,019.59	5.26	1.05
Class R-5	1,000.00	947.10	2.41	1,022.32	2.51	0.50
Class R-6	1,000.00	948.20	1.93	1,022.81	2.01	0.40
Class Y	1,000.00	945.40	3.86	1,020.83	4.01	0.80

(a) Expenses are calculated using each fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

Amendments to Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Approvals Related to Carillon ClariVest International Stock Fund  |  At the November 18-19, 2021 meetings, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) considered proposed amendments to (1) the existing investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust with respect to the Carillon ClariVest International Stock Fund (“Fund”), and (2) the investment subadvisory agreement between Carillon and ClariVest Asset Management, LLC (“ClariVest”) with respect to the Fund (collectively, the “Agreements”).

The Board considered that the only substantive change proposed for the Agreements was the addition of a breakpoint to the fee schedule that would reduce the fee rate payable by the Fund to Carillon and the fee payable by Carillon to Scout at higher asset levels. The Board also took into consideration that it had reviewed, among other things, the nature, extent and quality of services being provided to the Fund by Carillon and ClariVest at the Board’s August 19-20, 2021 meetings in connection with its annual renewal of the Agreements and that there were no relevant material changes to the information provided to the Board since those meetings. Additionally, the Board considered that it receives substantial amounts of information regarding the Fund, including the nature, extent and quality of services provided to the Fund by Carillon and ClariVest, at its meetings held throughout the year.

Based on the considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Carillon or ClariVest, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory and subadvisory fee rates are fair, reasonable and in the best interests of the Fund, and approved the Amendments.

Overview. At meetings held on November 18-19, 2021, the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), approved an investment subadvisory agreement (the “Subadvisory Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and ClariVest Asset Management, LLC (“ClariVest”) appointing ClariVest as the subadvisor to the Carillon Scout International Fund (the “Fund”), a series of the Trust.

Prior to the meetings, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon and ClariVest, to assist the Board in determining whether to approve the Subadvisory Agreement. The Board also considered information that had previously been provided by Carillon and ClariVest to the Board in connection with the Board’s consideration of the renewal of the subadvisory agreement between Carillon and ClariVest as it related to the Carillon ClariVest International Stock Fund (“International Stock Fund”), another series of the Trust. At the meeting, the Board met with representatives of Carillon and posed questions regarding certain key aspects of the materials submitted in support of the approval.

The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to approve the Subadvisory Agreement. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

Additional Considerations and Conclusions with Respect to the Subadvisory Agreement

With respect to the approval of the Subadvisory Agreement, the Board took into consideration various factors, including: (1) the nature, extent and quality of services to be provided to the Fund; (2) the investment performance of the International Stock Fund and other accounts managed by ClariVest in the strategy of the International Stock Fund, net of fees (“Composite”); (3) the estimated costs to be incurred by ClariVest and its affiliates and the resulting profits or losses; (4) the fees to be paid under the Subadvisory Agreement; (5) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (6) comparisons of services and fees with contracts entered into by ClariVest with the International Stock Fund and other clients; and (7) any benefits derived by ClariVest from its relationship with the Fund.

Provided below is a discussion of the factors the Board considered at its November 2021 meetings to form the basis of its approval of the Subadvisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services. The Trustees considered that the Board previously had considered information regarding ClariVest’s principal business activities, overall capabilities to perform the services under the Subadvisory Agreement, infrastructure, the adequacy of its compliance program and ClariVest’s representation regarding the strength of its financial condition. The Board also considered the background and experience of the personnel who would be assigned responsibility for managing the Fund. The Board considered that ClariVest had represented that its staffing levels were sufficient to provide services to the Fund. In addition, the Board took into consideration Carillon’s recommendation of ClariVest. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Scout were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Subadvisory Agreement.

Investment Performance. The Board considered comparisons of the performance of the International Stock Fund and the Composite against the International Stock Fund’s benchmark index and a peer group of funds within its Morningstar, Inc. (“Morningstar”) category for the year-to-date, one-year, three-year and five-year periods ended September 30, 2021. The Board considered that the International Stock Fund and the Composite outperformed the Morningstar category for all relevant periods, and the benchmark for the year-to-date and one-year periods, but underperformed the benchmark for the three-year and five-year periods. As relevant, the Board also considered ClariVest’s explanation regarding underperformance relative to the benchmark index. Based on the foregoing information, the Board concluded that the historical investment performance record of ClariVest with respect to the International Stock Fund supported approval of the Subadvisory Agreement.

Fees and Expenses. The Board considered that the proposed subadvisory fee rate payable by Carillon to ClariVest would be equal to the subadvisory fee rate currently paid by Carillon to the Fund’s current subadvisor, and that the proposed subadvisory fee rate was higher than the average fee rate charged by ClariVest to accounts within the Composite. After evaluating this information, the Board concluded that proposed subadvisory fee rate under the Subadvisory Agreement was reasonable in light of the services to be provided to the Fund.

Costs, Profitability and Economies of Scale. The Trustees considered that the Board previously had considered Carillon’s estimated costs and profitability in providing services to the Fund, consolidated with the Fund’s current subadviser. The Board considered that both ClariVest and the Fund’s current subadvisor are wholly-owned subsidiaries of Carillon. The Board took into consideration that, as a result, the estimated costs and profitability of ClariVest generally are less significant to the Board’s evaluation of the fee rates and expenses paid by the Fund than Carillon’s advisory fee rate and estimated profitability of the Fund’s overall expense ratios. The Board considered that there will be no changes to the expense caps of the Fund. In addition, the Board considered that the subadvisory fee rate includes breakpoints as Fund assets grow, which reflects economies of scale for the benefit of the Fund’s investors. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, ClariVest and their affiliates and the resulting profits or losses, as well as the potential for the Fund to benefit from economies of scale, supported the approval of the Subadvisory Agreement.

61

Amendments to Investment Advisory and Subadvisory Agreements

(UNAUDITED)

Benefits. In evaluating compensation, the Board considered benefits that may be realized by ClariVest and its affiliates from their relationship with the Fund. In this connection, the Board considered ClariVest’s representation that ClariVest may benefit from research provided by brokers used to execute Fund transactions. Based on the foregoing information, the Board concluded that the potential benefits accruing to ClariVest by virtue of its relationship with the Fund appear to be fair and reasonable.

Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Fund that: (1) the fees proposed to be paid to ClariVest under the Subadvisory Agreement are fair and reasonable; (2) the Fund and its shareholders would benefit from ClariVest’s management of the Fund; and (3) approved the Subadvisory Agreement.

Approvals related to six new series of the Trust relating to Chartwell fund reorganizations

Overview. At meetings held on November 18-19, 2021, the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), approved an investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust, on behalf of six new series of the Trust (“Advisory Agreement”): the Carillon Chartwell Income Fund, the Carillon Chartwell Mid Cap Value Fund, the Carillon Chartwell Short Duration Bond Fund, the Carillon Chartwell Short Duration High Yield Fund, the Carillon Chartwell Small Cap Growth Fund, and the Carillon Chartwell Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”).

The Board also approved an investment subadvisory agreement between Carillon and Chartwell Investment Partners, LLC (“Chartwell”) pursuant to which Chartwell will serve as the subadviser to each Fund (“Subadvisory Agreement”). The Advisory Agreement and Subadvisory Agreement are collectively referred to herein as the “Agreements.”

Prior to the meetings, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon and Chartwell, to assist the Board in determining whether to approve the Agreements and the proposed reorganization of each of the mutual funds currently advised by Chartwell (each, a “Chartwell Fund”) into the corresponding Fund (the “Reorganizations”). The Board also considered information that had been provided to the Board by Carillon in connection with the Board’s considerations of the renewal of the investment advisory agreement between Carillon and other series of the Trust (collectively, the “Existing Funds”). At the meetings, the Board met with representatives of Carillon and Chartwell and posed questions regarding certain key aspects of the materials submitted in support of the approval.

The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to approve the Agreements. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

With respect to the approval of the Agreements, the Board took into consideration various factors, including: (1) the nature, extent and quality of services to be provided to the Funds; (2) the investment performance of the Chartwell Funds; (3) the estimated costs to be incurred by Carillon, Chartwell and their affiliates and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) comparisons of services and fees with contracts entered into by Carillon and Chartwell with the Existing Funds and other clients (such as pension funds and other institutional investors); and (6) any benefits derived by Carillon or Chartwell from their relationships with the Funds.

Provided below is a discussion of the factors the Board considered at its November 2021 meetings to form the basis of its approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of the Agreements, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services. The Board considered information regarding the services to be provided by Carillon and the background and experience of the Carillon personnel who would be responsible for overseeing the Funds. The Board considered that Carillon would monitor the subadvisory services provided by Chartwell and services provided by the Funds’ other service providers, and that Carillon’s oversight of the Funds’ service providers would be the same as the oversight services it provides to the Existing Funds. The Board also took into consideration that Carillon would be responsible for oversight of compliance with the Funds’ investment objectives and policies, review of brokerage matters, oversight of the Funds’ compliance with applicable law and implementation of Board directives as they relate to the Funds. Additionally, the Board considered that Carillon and its affiliate, Carillon Fund Distributors, Inc. (“CFD”), would provide certain administration and distribution services to the Funds.

The Board considered that Raymond James Financial, Inc., Carillon’s parent company, had reached an agreement with TriState Capital Holdings, Inc. (“TriState”), Chartwell’s parent company, to purchase TriState (the “Transaction”), and that, following the completion of the Transaction, Chartwell would become a wholly-owned subsidiary of Carillon. The Board considered information regarding Chartwell’s principal business activities, its financial condition and overall capabilities to perform the services under the Subadvisory Agreement. The Board considered that Chartwell would be responsible for making investment decisions on behalf of the Funds, and for placing all orders for the purchase and sale of the Funds’ securities and other investments. In addition, the Board considered: (1) information regarding the Carillon Tower and Chartwell personnel who will be responsible for providing services to the Funds; (2) certifications as to the adequacy of the compliance program of Chartwell; (3) the financial information provided regarding Chartwell; and (4) Carillon’s recommendation of Chartwell. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Carillon and Scout were appropriate for each Fund in light of its investment objective and, thus, supported a decision to approve the Agreements.

Investment Performance. The Board considered that the Funds are new and, therefore, had no historical performance for the Board to review. However, as each Fund would be adopting the historical performance of a corresponding Chartwell Fund, in connection with their consideration of the Subadvisory Agreement, the Board considered comparisons of the performance of each Chartwell Fund relative to the performance of its benchmark indices and a refined population (“Morningstar Population”) of funds within a Fund’s Morningstar, Inc. (“Morningstar”) category for one-year, three-year, five-year and ten-year periods, as applicable, ended September 30, 2021. For each Fund, as relevant, the Board also considered Chartwell’s explanation regarding a Chartwell Fund’s relative underperformance.

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Income Fund, the Board considered a number of factors regarding performance, including: (1) that the Chartwell Fund outperformed a blended index (the “Blended Index”), comprised 25% of the Russell 3000 Value Index, 55% of the Bloomberg Barclays US Aggregate Bond Index, and 20% of the ICE BofA High Yield Cash Pay Blend Index for the one-year period, but underperformed the Blended Index for the three-year, five-year and ten-year periods ended September 30, 2021; (2) the Chartwell Fund’s performance as compared to each of the component indexes of the Blended Index; and (3) that the Chartwell Fund outperformed the average of its Morningstar Population for the one-year and ten-year periods, but underperformed for the three- and five-year periods.

62

Amendments to Investment Advisory and Subadvisory Agreements

(UNAUDITED)

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Mid Cap Value Fund, the Board considered a number of factors regarding performance, including: (1) that the Chartwell Fund underperformed its benchmark index for all relevant periods; and (2) that the Chartwell Fund outperformed the average of its Morningstar Population for the ten-year period, but underperformed for the one-year, three-year and five-year periods.

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Short Duration Bond Fund, the Board considered that, as the Chartwell Fund commenced operations on September 22, 2021, no historical performance information was available.

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Short Duration High Yield Fund, the Board considered a number of factors regarding performance, including that the Chartwell Fund underperformed its benchmark index and the average of its Morningstar Population for all relevant periods.

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Small Cap Growth Fund, the Board considered a number of factors regarding performance, including: (1) that the Chartwell Fund outperformed its benchmark for all relevant periods; and (2) that the Chartwell Fund underperformed the average of its Morningstar Population for the one-year period, but outperformed for the three-year period.

With respect to the strategy pursuant to which Chartwell would manage the Carillon Chartwell Small Cap Value Fund, the Board considered a number of factors regarding performance, including that the Chartwell Fund underperformed its benchmark index and the average of its Morningstar Population for all relevant periods.

Based on the foregoing information, the Board concluded that the historical investment performance record of Chartwell with respect to each Chartwell Fund supported approval of the Agreements.

Fees and Expenses.    The Board considered the proposed advisory fee rate payable by each Fund to Carillon under the Agreement, the proposed subadvisory fee rates payable to Chartwell, each Fund’s projected total expense ratio. The Board also considered that, while the proposed advisory and subadvisory fee rates payable to Carillon and Chartwell, respectively, would be lower than the rates currently paid by the Chartwell Funds, each Fund would pay Carillon a separate fee for administrative services. The Board considered that, as a result, the proposed total advisory and administrative fee rate for each Fund is the same as the total advisory and administrative fee rate currently charged to the applicable Chartwell Fund. The Board considered that the subadvisory fee rate that Carillon proposed to pay to Chartwell is identical to the proposed advisory fee rate paid to Carillon by a Fund.

In considering the proposed subadvisory fee rate to be paid by Carillon, the Board considered, to the extent applicable, the fee rate charged by Chartwell to other accounts managed by Chartwell in the strategy of each Fund (each, a “Composite”), noting Chartwell’s representation that it requires greater resources to provide services to the Chartwell Funds than to serve other accounts in each Composite. The Board also took into consideration comparisons of each Chartwell Fund’s advisory fee rate and expense ratio to the average expense ratio of its Morningstar Population and a refined group of peer funds (“Morningstar Peer Group”) within its Morningstar category based on data ended September 30, 2021. In addition, the Board considered that Carillon has agreed to contractually limit the expenses of each Fund for at least two years from the date of the Reorganizations at levels that are equal to the current expense caps, if any, for the applicable Chartwell Fund. The Board considered that, to the extent that Carillon would waive its advisory fee or reimbursed expenses, it proposed to reduce the amount it pays to Chartwell proportionately. In addition, the Board considered that, if Carillon subsequently recoups previously waived advisory fees from a Fund, Carillon would make a payment to Chartwell in an amount equal to the recoupment.

With respect to the Carillon Chartwell Income Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate and net expense ratio were lower than the average of its Morningstar Population and Morningstar Peer Group.

With respect to the Carillon Chartwell Mid Cap Value Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate was higher than the average of its Morningstar Population and Morningstar Peer Group. The Board also considered that the Chartwell Fund’s net expense ratio was higher than the average of its Morningstar Population and lower than the average of its Morningstar Peer Group.

With respect to the Carillon Chartwell Short Duration Bond Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate and net expense ratio were lower than the average of its Morningstar Population and Morningstar Peer Group.

With respect to the Carillon Chartwell Short Duration High Yield Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate and net expense ratio were lower than the average of its Morningstar Population and Morningstar Peer Group.

With respect to the Carillon Chartwell Small Cap Growth Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate and net expense ratio were lower than the average of its Morningstar Population and Morningstar Peer Group.

With respect to the Carillon Chartwell Small Cap Value Fund, the Board considered that the corresponding Chartwell Fund’s combined advisory and administrative fee rate was lower than the average of its Morningstar Population and higher than the average of its Morningstar Peer Group. The Board also considered that the Chartwell Fund’s net expense ratio was higher than the average of its Morningstar Peer Group and equal to the average of its Morningstar Population.

After evaluating this information, the Board concluded that proposed advisory and subadvisory fee rates under the Agreements were reasonable in light of the services to be provided to the Funds.

Costs, Profitability and Economies of Scale. In analyzing the cost of services and profitability of Carillon and Chartwell, the Board considered the estimated revenues to be earned and the expenses to be incurred by Carillon and Chartwell. The Board also took into consideration that Carillon will pay to Chartwell a subadvisory fee equal to the entirety of the advisory fee to be paid by the Funds, but that Carillon will receive fees for providing administrative services to the Funds. The Board considered Carillon’s representation that it did not expect to earn a profit on the Funds, based on the Chartwell Funds’ expenses for the fiscal year ended December 31, 2020. The Board also considered that, during the fiscal year ended December 31, 2020, Chartwell earned a profit with respect to each of the Chartwell Funds.

In addition, the Board considered that the advisory fee rate structures for certain of the Funds provide for breakpoints, which is a reduction of the applicable fee rate as assets increase. The Board also considered that each Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through: (1) reduced advisory fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by Carillon; (2) increased services to a Fund; or (3) allocation of fixed fund expenses over a large asset size. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, Chartwell and their affiliates and the resulting profits or losses, as well as the potential for each Fund to benefit from economies of scale, supported the approval of the Agreements.

Benefits. In evaluating compensation, the Board considered other benefits that may be realized by Carillion, Chartwell and their affiliates from their relationship

63

Amendments to Investment Advisory and Subadvisory Agreements

(UNAUDITED)

with the Funds. The Board took into consideration that Carillon Tower and its affiliates have entered into revenue sharing and services agreements with third parties for marketing and/or shareholder services. The Board also considered that the Funds would compensate Carillon for providing administrative services. The Board considered that, as the Funds’ principal underwriter and distributor, CFD would provide services and distribution activities, although the Board was not being asked to authorize Rule 12b-1 payments from the Funds to compensate CFD for these activities. These activities could lead to growth in the Funds’ assets and the corresponding benefits of that growth, including economies of scale and greater diversification. In addition, other affiliates of Carillon have entered into agreements with CFD to sell Fund shares and receive compensation from CFD. The Board also considered that Chartwell also is expected to be an affiliate of Carillon following the Transaction. The Board considered Carillon’s representation that Carillon’s relationship with the Funds may provide Carillon with increased market exposure, the ability to spread certain fixed costs across a greater number of clients, assets and revenues, and opportunities to cross sell other Carillon products to new clients. The Board also considered Carillon’s representation that there may be certain floats on monies that are retained by Carillon for a period of time before payment to Chartwell. Additionally, the Board considered Chartwell’s representation that it directs brokerage transactions for its portfolios to brokers who provide research and execution services to Chartwell and indirectly to Chartwell’s clients. Based on the foregoing information, the Board concluded that the potential benefits accruing to Carillon and Chartwell by virtue of their relationship with the Funds appear to be fair and reasonable.

Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Funds that: (1) the fees proposed to be paid to Carillon and Chartwell under the Agreements are fair and reasonable; (2) the Funds and their shareholders would benefit from Carillon’s and Chartwell’s management of the applicable Funds; and (3) approved the Agreements.

64

Principal Risks

(UNAUDITED)

Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The principal risks of investing in each fund listed below are presented in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in a fund, regardless of the order in which it appears.

Risk	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund	Carillon Eagle Small Cap Growth Fund	Carillon ClariVest International Fund
Currencies		X				X
Emerging markets		X				X
Equity securities	X	X	X	X	X	X
Focused holdings			X
Foreign securities		X	X			X
Growth stocks	X	X	X	X	X	X
Initial public offerings					X
Japan		X				X
Large-cap companies	X	X	X			X
Liquidity		X				X
Market	X	X	X	X	X	X
Market timing		X				X
Mid-cap companies	X	X	X	X	X	X
Other investment companies, including money market funds and ETFs		X				X
Quantitative strategy	X	X				X
Sectors	X			X	X
Securities lending	X	X	X	X	X	X
Small-cap companies	X	X		X	X	X
Value stocks			X

65

Principal Risks

(UNAUDITED)

Risk	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Callable securities			X	X	X
Counterparties			X	X	X
Credit			X	X	X
Credit ratings			X	X	X
Currencies	X			X	X
Derivatives			X	X	X
Emerging markets	X	X			X
Equity securities	X	X
Focused holdings		X
Foreign securities	X	X	X	X	X
Growth stocks	X	X
Hedging			X	X	X
High-yield securities				X	X
Income			X	X	X
Interest rate			X	X	X
Issuer			X	X	X
Leverage			X	X	X
LIBOR			X	X	X
Liquidity			X	X	X
Market	X	X	X	X	X
Market timing	X	X			X
Maturity			X	X	X
Mid-cap companies	X	X
Mortgage- and asset-backed securities			X	X	X
Other investment companies, including money market funds and ETFs	X	X
Portfolio turnover	X		X	X	X
Prepayment and extension			X	X	X
Redemptions			X	X	X
Sectors		X
Securities lending	X	X	X	X	X
Short sales					X
Small-cap companies	X	X
U.S. government securities and government sponsored enterprises	X	X	X	X	X
U.S. Treasury obligations	X	X	X	X	X
Valuation			X	X	X
Value stocks	X	X

Callable securities  |  A fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, a fund would lose the income that would have been earned to maturity on that security, the proceeds received by a fund may be invested in securities paying lower coupon rates or other less favorable characteristics, and a fund may not benefit from any increase in value that might otherwise result from declining interest rates. Thus, a fund‘s income could be reduced as a result of a call and this may reduce the amount of a fund’s distributions. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on a fund‘s total return.

66

Principal Risks

(UNAUDITED)

Counterparties  |  A fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to a fund. As a result, a fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. The participants in over-the-counter or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes a fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty. Recent turbulence in the financial markets could exacerbate counterparty risk resulting from over-the-counter derivative transactions. A fund may also be subject to the risk that a futures commission merchant would default on an obligation set forth in an agreement between a fund and the futures commission merchant. This risk exists at and from the time that a fund enters into derivatives transactions that are centrally cleared. In such cases, a clearing organization becomes a fund‘s counterparty and the principal counterparty risk is that the clearing organization itself will default. In addition, the futures commission merchant may hold margin posted in connection with those contracts and that margin may be re-hypothecated (or repledged) by the futures commission merchant, and lost, or its return delayed, due to a default by the futures commission merchant or other customer of the futures commission merchant. The futures commission merchant may itself file for bankruptcy, which would either delay the return of, or jeopardize altogether, the assets posted by the futures commission merchant as margin in response to margin calls relating to cleared positions. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for a fund.

Credit  |  A fund could lose money if the issuer or a counterparty, in the case of a derivatives contract, is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. The downgrade of the credit rating of a security held by a fund may decrease its value and may make it more difficult for the fund to sell it. Credit risk may change over the life of an instrument. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Credit ratings  |  Ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer, and may prove to be inaccurate. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Currencies  |  A fund may have exposure to foreign currencies through its investments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, a fund’s exposure to foreign currencies may reduce the returns of a fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect a fund’s investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency futures and forwards, if used, may not always work as intended, and in specific cases, a fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a fund may choose to not hedge its currency risks.

Derivatives  |  Derivatives, such as options, futures contracts, currency and other forwards, including NDFs, or swap agreements, (including credit default swaps and credit default swap index products), may involve greater risks than if a fund had invested in the reference obligation directly. Derivatives are subject to general market risks, liquidity risks, interest rate risk, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Counterparty risk is generally thought to be greater with derivatives that are traded over-the-counter than with derivatives that are exchange-traded or centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. Derivatives involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument, in which case a fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives risk may be more significant when derivatives are used to enhance fund returns, increase liquidity, manage the duration of a fund’s portfolio and/or gain exposure to certain instruments or markets, rather than solely to hedge the risk of a position held by the fund.

Derivatives can cause a fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment, and some derivatives have the potential for unlimited loss, regardless of the size of a fund’s initial investment, for example, where a fund may be called upon to deliver a security it does not own. Derivatives can create leverage, which can magnify the impact of a decline in the value of the reference instrument underlying the derivative, and a fund could lose more than the amount it invests. There may be material and prolonged deviations between the theoretical value and realizable value of a derivative. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Derivatives may at times be highly illiquid, and a fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

The regulation of cleared and uncleared swap agreements, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. It is not possible to predict fully the effects of current or future regulation. Changes in government regulation of various types of derivatives instruments may make derivatives more costly or limit the availability of derivatives, which may: limit or prevent a fund from using certain types of derivative instruments as part of its investment strategy; affect the character, timing of recognition and amount of a fund’s taxable income or recognized gains or losses; or otherwise adversely affect the value or performance of derivatives. Compared to other types of investments, derivatives may also be less tax efficient. A fund’s use of derivatives may be limited by the requirements for taxation of the fund as a regulated investment company. The SEC has adopted a new Rule 18f-4 that, among other matters,

67

Principal Risks

(UNAUDITED)

places limits on the use of derivatives by registered investment companies, such as a fund. A fund may have to comply with certain conditions depending on the extent of its use of derivatives, including (as applicable), the adoption and implementation of policies and procedures designed to manage a fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that a fund may obtain, and maintaining a derivatives risk management program and designating a derivatives risk manager. Compliance with the rule will likely subject a fund’s derivatives transactions to additional oversight and regulatory requirements.

•	Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements, as well as a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Swaps may be subject to liquidity risk, counterparty risk and credit risk. Swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks. Credit default swaps may be subject to credit risk and the risks associated with the purchase and sale of credit protection. With respect to a credit default swap, if a fund is selling credit protection, there is a risk a fund is subject to many of the same risks it would be if it were holding debt obligations of the issuer; however, a fund would not have any recourse against such issuer and would not benefit from any collateral securing such issuer’s debt obligations. Therefore, when selling protection, a fund could be forced to liquidate other assets upon the occurrence of a credit event in order to pay the counterparty. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has deteriorated, in which case a fund may need to make an early termination payment. If a fund is buying credit protection, there is the risk that no credit event will occur and a fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed out at a time when the credit quality of the underlying investment has improved, in which case a fund may need to make an early termination payment.

•	Futures and Forward Contracts. Futures and forward contracts, including NDFs, are subject to counterparty risk, credit risk and liquidity risk. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose a fund to greater losses in the event of a default by a counterparty. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Forward currency transactions include the risks associated with fluctuations in currency. Interest rate and Treasury futures contracts expose a fund to price fluctuations resulting from changes in interest rates. A fund could suffer a loss if interest rates rise after a fund has purchased an interest rate futures contract or fall after a fund has sold an interest rate futures contract. Similarly, Treasury futures contracts expose a fund to potential losses if interest rates do not move as expected. Fixed income index futures contracts expose a fund to volatility in an underlying securities index.

•	Options. The movements experienced by a fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause a fund to not achieve its objective. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the call option exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized had a fund bought the underlying security instead of the call option. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. For a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs. These costs will reduce any profit that might otherwise have been realized from a fund having shorted the declining underlying security by the premium paid for the put option and by transaction costs. The buyer of a put option assumes the risk of losing its entire investment in the put option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. If an option that a fund has purchased expires unexercised, a fund will experience a loss in the amount of the premium it paid. The writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position. There can be no guarantee that the use of options will increase a fund’s return or income. The premium received from writing options may not be sufficient to offset any losses sustained from exercised options. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them, and there may at times not be a liquid secondary market for options.

•	Options on futures contracts. Options on futures contracts are subject to the risks associated with purchasing or writing call or put options on futures contracts. The risks associated with options generally apply to options on futures contracts, such as a buyer’s risk of losing premium if a purchased option expires unexercised or a seller’s risk of being required to sell the underlying asset at a disadvantageous price. In addition to the risks associated with options generally, there is a risk of imperfect correlations between the movement in prices of the option and the futures contract, as well as the futures contract and the underlying security, which could in turn impact the price of the option.

Emerging markets  |  When investing in emerging markets, the risks of investing in foreign securities discussed below are heightened. Emerging markets have unique risks that are greater than or in addition to those associated with investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other foreign developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; delays and disruptions in securities settlement procedures; less

68

Principal Risks

(UNAUDITED)

stringent, or a lack of, uniform accounting, auditing, financial reporting and recordkeeping requirements or standards; less reliable clearance and settlement, registration and custodial procedures; trading suspensions and other restrictions on investment; and significant limitations on investor rights and recourse. The economies and governments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and significantly greater risk to investors. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. There may be less publicly available or less reliable information regarding issuers in emerging markets, which can impede a fund’s ability to accurately evaluate foreign securities. In certain emerging market countries, fraud and corruption may be more prevalent than in developed market countries, and investor protections may be more limited than those in other countries. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, through either the foreign judicial system or through a private arbitration process. Additionally, a fund may experience more volatile rates of return. These matters have the potential to impact a fund’s investment objective and performance.

Equity securities  |  A fund’s equity securities investments are subject to market risk. A fund may invest in the following equity securities, which may expose a fund to the following additional risks:

•	Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. In the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay common stockholders after payments, if any, to bondholders and preferred stockholders have been made.

•	Preferred Stocks. Preferred securities, including convertible preferred securities, are subject to issuer-specific and market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bondholders. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks may also be subject to credit risk, which is the risk that an issuer may be unable or unwilling to meet its financial obligations.

•	Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates. Generally, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price, and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•	Depositary Receipts. A fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

•	REITS. REITS or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks, declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, defaults by mortgagors or other borrowers and tenants, lack of availability of mortgage funds or financing, extended vacancies of properties, especially during economic downturns, losses due to environmental liabilities, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Additionally, REITs are dependent on the skills of their managers. Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses. A domestic REIT could fail to qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the 1940 Act.

•

Dividend-Paying Stocks. Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Securities that pay dividends may be sensitive to changes in interest rates, and a sharp increase in interest rates, or

69

Principal Risks

(UNAUDITED)

other market downturn, could result in a decision to decrease or eliminate a dividend. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. Changes to the dividend policies of companies in which a fund invests and the capital resources available for dividend payment at such companies may harm fund performance. A fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

•	Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date. If a warrant or right to subscribe to additional shares is not exercised or, when permissible, sold prior to the warrant’s or right’s expiration date or redemption by the issuer, a fund could lose all or substantially all of the purchase price of the warrant or right. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other funds, the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase a fund’s volatility.

Foreign securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less government regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, there may be less public information available about foreign companies. The unavailability and/or unreliability of public information available may impede the fund’s ability to accurately evaluate foreign securities. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Foreign issuers may utilize unfamiliar corporate organizational structures, which can limit investor rights and recourse. Moreover, it may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. Foreign securities may be less liquid than domestic securities and there may be delays in transaction settlement in some foreign markets. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may decline, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The price of a growth company’s stock may fail or not approach the value that has been placed on it. If a growth investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a value or other non-growth approach to investing or have a broader investment style.

Hedging  |  A fund may enter into hedging transactions with the intention of reducing or controlling risk. It is possible that hedging strategies will not be effective in controlling risk, due to unexpected non-correlation (or even positive correlation) between the hedging instrument and the position being hedged, increasing, rather than reducing, both risk and losses. To the extent that a fund enters into hedging transactions, the hedges will not be static but rather will need to be continually adjusted based on a subadviser’s assessment of market conditions, as well as the expected degree of non-correlation between the hedges and the portfolio being hedged. The success of a fund’s hedging strategies will depend on a subadviser’s ability to implement such strategies efficiently and cost-effectively, as well as on the accuracy of a subadviser’s judgments concerning the hedging positions to be acquired by a fund. A counterparty to a hedging transaction may be unable to honor its financial obligation to a fund. In addition, a subadviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth. A fund may not, in general, attempt to hedge all market or other risks inherent in a fund’s investments, and may hedge certain risks only partially, if at all. Certain risks, either in respect of particular investments or in respect of a fund’s overall portfolio, may not be hedged, particularly if doing so is economically unattractive. As a result, various directional market risks may remain unhedged. Gains or losses from positions in hedging instruments may be much greater than the instrument’s original cost. If a fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful. The use of hedges may fail to mitigate risks, reduce a fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent a fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a fund not used the hedging instruments. When hedging is combined with leverage, a fund risks losses that are multiplied by the degree of leverage used.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, issuers of junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties, leading to a greater risk that the issuer will default on the timely payment of principal and interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy, especially when the economy is weak or expected to become weak. If an issuer defaults, a fund may incur additional expenses to seek recovery. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a fund may lose its entire investment. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell. The higher yields of high-yielding securities may not reflect the value of the income stream

70

Principal Risks

(UNAUDITED)

that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Investments in high-yield securities are inherently speculative.

Income  |  A fund’s income could decline due to falling market interest rates. In a falling interest rate environment, a fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of a fund for any particular period.

Initial public offerings  |  The market value of shares sold in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. The purchase of IPO shares may also involve high transaction costs. The limited number of shares available for trading in some IPOs may make it difficult for a fund to acquire shares of an issuer in which it would like to invest, and may also make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. . In addition, some companies initially offering their shares publicly may be involved in relatively new industries or lines of business, which may not be widely understood by investors. Many IPOs are by small- or micro-capitalization companies that are undercapitalized. Investments in IPOs may result in losses to a fund.

Interest rate  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in a 8% decrease in the value of the bond. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the fund may be unable to maintain positive returns or pay dividends to fund shareholders. Certain European countries and Japan have experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance to the extent the fund is exposed to such interest rates. Conversely, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to a fund.

Issuer  |  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Japan  |  A significant portion of a fund’s total assets may be invested in the securities of Japanese issuers, in accordance with the fund’s benchmark. Japan, like many Asian countries, is still heavily dependent upon international trade and may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, the strength of the yen, and regional and global conflicts. The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance. Japan has in the past intervened in the currency markets, which could cause the value of the yen to fluctuate sharply and unpredictably. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes and tsunamis. Relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. As a country with few natural resources, Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on a fund’s performance and increase the volatility of an investment in a fund.

Large-cap companies  |  Investments in large-cap companies may underperform other segments of the market, in some cases for extended periods of time, because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large-cap companies generally are expected to be less volatile than companies with smaller market capitalizations. However, large-cap companies may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion, and may instead focus their competitive efforts on maintaining or expanding their market share.

Leverage  |  Certain transactions of a fund may give rise to a form of leverage. Such transactions may include, among others, the use of buybacks, dollar rolls, and when-issued, delayed delivery or forward commitment transactions. Certain derivatives that a fund may use may also create leverage. Derivatives that involve leverage can result in losses to a fund that exceed the amount originally invested in the derivatives. Certain types of leveraging transactions, such as short sales that are not “against the box,” could be subject to unlimited losses in cases where a fund, for any reason, is unable to close out the transaction. The use of leverage may cause a fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may cause a fund to be more volatile than if the fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

LIBOR  |  Certain of the instruments identified in a fund’s principal investment strategies have variable or floating coupon rates that are based on ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. Regulators and market participants are working together to develop successor Reference Rates. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. It is expected that market participants will focus on the transition mechanisms by which Reference Rates in existing contracts or instruments may be amended, whether through legislation, marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty about the nature of any replacement rate for LIBOR and the impact of the transition from LIBOR on a fund and the financial markets generally. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which could impact a fund.

Liquidity  |  Liquidity risk is the possibility that a fund’s securities may have limited marketability, be subject to restrictions on resale, be difficult or impossible to purchase or sell at favorable times or prices, or become less

71

Principal Risks

(UNAUDITED)

liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a debt security, any of which could have the effect of decreasing the overall level of the fund’s liquidity. The market prices for such securities may be volatile. An inability to sell a portfolio position can adversely affect a fund’s NAV or prevent a fund from being able to take advantage of other investment opportunities. A fund could lose money if it cannot sell a security at the time and price that would be most beneficial to a fund. A fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to a fund. Market developments may cause a fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates.

Market  |  Markets may at times be volatile and the values of a fund’s stock and fixed income holdings, as well as the income generated by a fund’s fixed income holdings, may decline, sometimes significantly and/or rapidly, because of adverse issuer-specific conditions or general market conditions, including a broad stock market decline, which are not specifically related to a particular issuer. These conditions may include real or perceived adverse political, regulatory, market, economic or other developments, such as natural disasters, public health crises, pandemics, regional or global economic instability and interest, inflation and currency rate fluctuations. These and other conditions may cause broad changes in market value, the general outlook for corporate earnings, public perceptions concerning these developments or adverse investment sentiment generally. These events may lead to periods of volatility, which may be exacerbated by changes in market size and structure. Changes in the financial condition of a single issuer, industry or market segment also can impact the market as a whole. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Conversely, it is also possible that, during a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in value may be temporary or may last for extended periods. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. Even when securities markets perform well, there is no assurance that the investments held by a fund will increase in value along with the broader market.

The increasing interconnectedness of markets around the world may result in many markets being affected by events in a single country or events affecting a single or small number of issuers. Events such as natural disasters, public health crises, pandemics, governments’ reactions to and public perceptions concerning these developments, and adverse investor sentiment could cause uncertainty in the markets and may adversely affect the performance of the global economy. Terrorism and related geopolitical risks, including tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Likewise, systemic market dislocations of the kind that occurred during the financial crisis in 2008, if repeated, could be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of a fund’s investments.

Political and diplomatic events within the United States and abroad, such as changes in the U.S. presidential administration and Congress and domestic political unrest, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by government or quasi-governmental organizations.

In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, the execution of ransomeware and other cyberattacks, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Recent Market Events  |  An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has subsequently spread globally. The impact of the outbreak has been rapidly evolving, and the transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in ongoing and repeated disruptions to business operations and supply chain, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruptions of and delays in healthcare service preparation and delivery, quarantines and stay-at-home orders, cancellations, widespread business closures and layoffs, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty about the state of the global economy. The current pandemic has accelerated trends toward working remotely and online shopping and delivery of services, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an online business model. Certain industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Although vaccines, boosters, and treatments have been released, they may not be widely available, and the efficacy may be impacted by further pandemic developments. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual

72

Principal Risks

(UNAUDITED)

issuers and capital markets in ways that cannot necessarily be foreseen. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular issuers, increase the possibility that countries may be unable to make timely payments on their sovereign debt, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems and vaccine and treatment delivery systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

The Board of Governors of the Federal Reserve System (also known as “the Fed”) has taken numerous measures to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate and the introduction of several credit and liquidity facilities, and the U.S. federal government has taken steps to stimulate the U.S. economy. The Fed and the U.S. federal government may continue to take steps to address the impact of the pandemic. However, such measures ultimately will depend on agreement among political parties, which is not certain. The likelihood and effect of these and other efforts may not be known for some time, and it is not known whether and to what extent they will be successful.

Decisions by the Fed regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, continue to have a significant impact on securities prices as well as the overall strength of the U.S. economy. The Fed has started to decrease and unwind its interventions through quantitative tightening. The Fed also has raised and is expected to continue to raise interest rates in 2022, in part to address an increase in the annual inflation rate in the U.S., which may adversely affect the present value of a fund’s assets and distributions. Central banks, which also reduced rates to combat the economic effects of the COVID-19 pandemic, also have announced plans to raise interest rates and end quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other policy changes. Future legislative, regulatory and policy changes may impact current international trade deals, result in changes to prudential regulation of certain players in the financial market, and provide significant new investments in infrastructure, the environment, or other areas. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

A rise in protectionist trade policies, slowing global economic growth, risks associated with ongoing trade negotiations with China, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and the ratification of a trade agreement between the United Kingdom and the European Union, the possibility of changes to some international trade agreements, tensions or open conflict between and among nations, such as between Russia and Ukraine, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements and the broader global economy.

Russia’s military invasion of Ukraine beginning in February 2022, the responses and sanctions by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The

United States and other countries have imposed broad-ranging economic sanctions on Russian and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a fund has exposure to Russian investments or investments in countries affected by the invasion, the fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact the fund’s performance and the value of an investment in the fund beyond any direct exposure the fund may have to Russian issuers or issuers in other countries affected by the invasion.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Impacts from climate change may include significant risks to global financial assets and economic growth. A climate-driven increase in sea levels or flooding and/or an increase in powerful windstorms could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. These losses could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.

Market timing  |  Frequent trading by fund shareholders poses risk to other shareholders in a fund, including (i) the dilution of a fund’s NAV, (ii) an increase in a fund’s expenses, and (iii) interference with a portfolio manager’s ability to execute efficient investment strategies. Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in

73

Principal Risks

(UNAUDITED)

the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that Carillon Tower Advisers, Inc., as the manager and transfer agent of the funds, can detect all market timing activities.

Maturity  |  A fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies may have narrower commercial markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk arises in part from the potential for mortgage failure, particularly during periods of market downturn, premature repayment of principal, or a delay in the repayment of principal, and can increase in an unstable or depressed housing market. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagor’s failure to repay would have a negative impact on the fund. If a borrower repays the principal early, a fund may have to reinvest the proceeds at a lower rate, thereby reducing a fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply. In a to-be-announced (“TBA”) mortgage-backed transaction, a fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.

Other investment companies, including money market funds and ETFs  |  Investments in the securities of other investment companies, including money market funds and exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. A passively managed ETF may not be permitted to sell poorly performing stocks that are included in its index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Prepayment and extension  |  When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of asset backed securities, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. This could also occur if a debt security is called or otherwise converted or redeemed before maturity. If this occurs, a fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a fund buys those securities at a premium, accelerated prepayments on those securities could cause a fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Prepayments could also create capital gains tax liability in some instances. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security ‘s effective maturity, increase the risk of default and delayed payment, heighten interest rate risk and increase the potential for a decline in its price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to a fund for investment would be reduced. If a fund’s investments are locked in at a lower interest rate for a longer period of time, a fund may be unable to capitalize on securities with higher interest rates or wider spreads.

Quantitative strategy risk  |  The success of a fund’s investment strategy may depend in part on the effectiveness of a subadviser’s quantitative tools for screening securities. Securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis, which could adversely affect their value. A subadviser’s quantitative tools may use factors that may not be predictive of a security’s value, and any changes over time in the factors that affect a security’s value may not be reflected in the quantitative model. The quantitative tools may not react as expected to market events, resulting in losses for a fund. Data for some companies, particularly non-U.S. companies, may be less available and/or less current than data for other companies. There may also be errors in the computer code for the quantitative model or in the model itself, or issues relating to the computer systems used to screen securities. A subadviser’s stock selection can be adversely affected if it relies on insufficient, erroneous or outdated data or flawed models or computer systems. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by a subadviser and therefore may also result in losses.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. The risk of loss is also greater if redemption requests are frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a fund wishes to sell are illiquid. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in

74

Principal Risks

(UNAUDITED)

the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  A fund may hold a significant amount of investments in companies that are in similar businesses, which may be similarly affected by particular economic or market events that may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase. In addition, when a fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if a fund invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. As a fund’s portfolio changes over time, a fund’s exposure to a particular sector may become higher or lower.

Financials sector  |  Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Health care sector  |  The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (1) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (2) subject to extensive litigation based on product liability and similar claims, and (3) subject to competitive forces that may make it difficult to raise prices and, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays in or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. Issuers in the health care sector include issuers having their principal activities in the biotechnology industry or in medical laboratories and research, which pose additional risks. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and, accordingly, can be significantly affected if one of its products proves unsafe, ineffective or unprofitable. Many biotechnology companies invest heavily in research and development, and their products or services may not prove commercially successful or may become obsolete quickly due to technological change. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs. The values of biotechnology companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information. Any impairment of such rights may have adverse financial consequences. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. A biotechnology company may be unable to raise prices on its products or services to cover its development and regulatory costs because of managed care pressure or price controls. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, can be more volatile than the overall market.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment, instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Securities lending  |  A fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. Borrowers of a fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A fund will be responsible for the risks associated with the investment of cash collateral. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. There is a risk that a borrower may default on its obligations to return loaned securities; however, a fund’s securities lending agent may indemnify the fund against that risk. There is a risk that the assets of a fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the fund. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that the fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Short sales  |  A short sale creates the risk of a loss if the price of the underlying security increases in value between the date of the short sale and the date on which an offsetting position is purchased, thus increasing the cost to a fund of buying those securities to cover the short position. The potential for greater losses may be incurred due to general market forces, such as a lack of securities available for short sellers to borrow for delivery, or increases in the price of a security sold short. A fund may lose more money than the actual cost

75

Principal Risks

(UNAUDITED)

of a short sale investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a fund.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to interest rate risk, credit risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury obligations  |  Securities issued or guaranteed by the U.S. Treasury are backed by the “full faith and credit” of the United States; however, the U.S. government guarantees the securities only as to the timely payment of interest and principal when held to maturity, and the market prices of such securities may fluctuate. The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of a fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline. Because U.S. Treasury securities trade actively outside the United States, their prices may also rise and fall as changes in global economic conditions affect the demand for these securities. The total public debt of the U.S. as a percent of GDP has grown rapidly since the beginning of the recent financial and market volatility as a result of the coronavirus pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they have the potential to create systemic risks if sound debt management practices are not implemented.

Valuation  |  Securities held by a fund may be priced by an independent pricing service and also may be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. This risk may be pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market or that their prices may decline. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors. If a value investment style shifts out of favor based on market conditions and investor sentiment, a fund could underperform funds that use a non-value approach to investing or have a broader investment style.

76

Go Paperless with eDelivery
eDelivery is the most convenient, economical and environmentally-conscious way to receive information about your fund.
To enroll, please visit carillontower.com/eDelivery
Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Call 800.421.4184 or your financial professional, or visit www.carillontower.com, for a prospectus, or summary prospectus, which contains this and other important information about the Carillon Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.
This report is for the information of Shareholders of the Carillon Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-PORT. These filings are available on the Commissions’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30th of that year, is available without charge, upon request, by calling the Carillon Family of Funds, toll-free at the number above, by accessing our website at carillontower.com or by accessing the Commission’s website at www.sec.gov.
880 Carillon Parkway | St. Petersburg, FL 33716 | 800.421.4184 | carillontower.com
Carillon Fund Distributors, Inc. , Member FINRA

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)

The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Trust.

Item 13.	Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act are filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Trust.

(a)(4)	Not applicable to the Trust.

(b)	The certification required by Rule 30a-2(b) of the Investment Company Act and Section 1350 of Chapter 63 of Title 18 of the United States Code is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST
Date: June 22, 2022
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date: June 22, 2022	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 22, 2022	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer